UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	Vanguard Variable Insurance Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund-Money Market Portfolio
Schedule of Investments
March 31, 2006

	Yield*	Maturity Date	Face Amount ($000)	Market Value ($000)

Agency Obligations (14.0%)

1 Federal Home Loan Bank	4.517%	4/21/2006	4,000	3,990
1 Federal Home Loan Bank	4.604%	5/1/2006	1,500	1,494
1 Federal Home Loan Bank	4.561%	5/3/2006	4,000	3,984
1 Federal Home Loan Bank	4.773%-4.787%	6/7/2006	16,500	16,355
1 Federal Home Loan Mortgage Corp.	4.520%	4/11/2006	1,700	1,698
1 Federal Home Loan Mortgage Corp.	4.515%	4/18/2006	20,000	19,958
1 Federal Home Loan Mortgage Corp.	4.607%	4/28/2006	15,000	14,949
1 Federal Home Loan Mortgage Corp.	4.552%-4.606%	5/2/2006	8,600	8,566
1 Federal Home Loan Mortgage Corp.	4.671%	5/8/2006	4,500	4,478
1 Federal Home Loan Mortgage Corp.	4.676%	5/12/2006	10,000	9,947
1 Federal Home Loan Mortgage Corp.	4.676%	5/23/2006	6,290	6,248
1 Federal Home Loan Mortgage Corp.	4.700%	5/30/2006	5,000	4,962
1 Federal National Mortgage Assn	4.660%	5/3/2006	1,470	1,464
1 Federal National Mortgage Assn	4.649%	5/8/2006	10,000	9,952
1 Federal National Mortgage Assn	4.660%-4.709%	5/10/2006	9,800	9,750
1 Federal National Mortgage Assn	2.250%	5/15/2006	5,000	4,986
1 Federal National Mortgage Assn	4.687%	5/24/2006	3,250	3,228
1 Federal National Mortgage Assn	4.720%	5/31/2006	10,000	9,922

Total Agency Obligations
(Cost $135,931)				135,931

Commercial Paper (47.7%)

Bank Holding Company (1.0%)
State Street Corp.	4.756%	5/11/2006	5,000	4,974
State Street Corp.	4.756%	5/12/2006	5,000	4,973

				9,947

Finance—Automobiles (2.9%)
DaimlerChrysler Rev. Auto Conduit LLC 1	4.948%	6/26/2006	8,000	7,906
DaimlerChrysler Rev. Auto Conduit LLC 1	4.940%	6/28/2006	10,000	9,881
DaimlerChrysler Rev. Auto Conduit LLC 2	4.879%	6/15/2006	1,001	991
Toyota Motor Credit Corp.	4.582%	4/26/2006	5,000	4,984
Toyota Motor Credit Corp.	4.879%	6/21/2006	4,000	3,957

				27,719

Finance—Other (16.4%)
2 Cafco, LLC	4.714%	5/16/2006	8,000	7,953
2 CRC Funding, LLC	4.708%	5/5/2006	3,000	2,987
2 CRC Funding, LLC	4.852%	6/6/2006	1,200	1,189
General Electric Capital Corp.	4.643%	5/3/2006	1,800	1,793
General Electric Capital Corp.	4.767%	6/1/2006	4,500	4,464
General Electric Capital Corp.	4.858%	6/14/2006	16,600	16,436
General Electric Capital Corp.	4.930%	6/29/2006	1,000	988
2 GovCo Inc.	4.646%	4/18/2006	498	497
2 GovCo Inc.	4.694%	5/15/2006	940	935
2 GovCo Inc.	4.819%	6/7/2006	5,500	5,451
2 IXIS Commercial Paper Corp.	4.534%	4/7/2006	11,000	10,992
2 IXIS Commercial Paper Corp.	4.650%	5/2/2006	800	797
2 IXIS Commercial Paper Corp.	4.804%	6/2/2006	1,000	992
2 IXIS Commercial Paper Corp.	4.835%	6/8/2006	4,000	3,964
2 IXIS Commercial Paper Corp.	4.847%	6/12/2006	1,000	990
2 IXIS Commercial Paper Corp.	4.847%	6/13/2006	1,000	990
2 KFW International Finance Inc.	4.626%	5/8/2006	8,000	7,962
2 KFW International Finance Inc.	4.627%	5/9/2006	15,000	14,928
2 Liberty Street Funding Corp.	4.580%	4/6/2006	2,141	2,140
2 Liberty Street Funding Corp.	4.597%	4/18/2006	1,012	1,010
2 Liberty Street Funding Corp.	4.794%	5/5/2006	2,000	1,991
2 Liberty Street Funding Corp.	4.911%	6/23/2006	9,000	8,899
2 Nestle Capital Corp.	4.690%	5/5/2006	5,000	4,978
Oesterreichische Kontrollbank AG	4.546%	4/20/2006	12,000	11,972
Oesterreichische Kontrollbank AG	4.552%	4/24/2006	9,500	9,473
Oesterreichische Kontrollbank AG	4.702%	4/28/2006	1,850	1,844
2 Old Line Funding Corp.	4.763%	4/25/2006	5,000	4,984
2 Old Line Funding Corp.	4.688%-4.715%	5/2/2006	4,439	4,421
2 Old Line Funding Corp.	4.738%-4.797%	5/10/2006	1,400	1,393
2 Old Line Funding Corp.	4.796%	5/15/2006	5,383	5,352
2 Old Line Funding Corp.	4.761%	5/22/2006	966	960
2 Park Avenue Receivable Corp.	4.750%	4/18/2006	2,223	2,218
2 Private Export Funding Corp.	4.691%	5/17/2006	4,342	4,316
2 Private Export Funding Corp.	4.735%	5/18/2006	4,000	3,976
2 Variable Funding Capital Corp.	4.787%	5/4/2006	4,000	3,983
2 Variable Funding Capital Corp.	4.766%	5/12/2006	582	579

				158,797

Foreign Banks (22.0%)
ANZ (Delaware) Inc.	4.615%	4/18/2006	1,000	998
ANZ (Delaware) Inc.	4.582%	4/27/2006	5,000	4,984
ANZ (Delaware) Inc.	4.643%	5/3/2006	2,500	2,490
ANZ (Delaware) Inc.	4.663%	5/8/2006	1,000	995
ANZ (Delaware) Inc.	4.684%	5/15/2006	5,000	4,972
ANZ (Delaware) Inc.	4.844%	6/14/2006	4,000	3,960
Barclays US Funding	4.587%	4/18/2006	7,700	7,683
Barclays US Funding	4.761%	5/22/2006	2,200	2,185
Barclays US Funding	4.762%	5/23/2006	3,800	3,774
CBA (Delaware) Finance Inc.	4.606%	4/20/2006	10,700	10,674
CBA (Delaware) Finance Inc.	4.648%	5/8/2006	3,000	2,986
CBA (Delaware) Finance Inc.	4.720%	5/15/2006	2,000	1,988
CBA (Delaware) Finance Inc.	4.859%	6/5/2006	1,000	991
CBA (Delaware) Finance Inc.	4.849%	6/14/2006	1,500	1,485
CBA (Delaware) Finance Inc.	4.860%	6/15/2006	1,000	990
2 Danske Corp.	4.570%	4/6/2006	1,000	999
2 Danske Corp.	4.673%	5/8/2006	12,700	12,639
2 Danske Corp.	4.831%	6/1/2006	5,000	4,959
Dexia Delaware LLC	4.730%	5/9/2006	5,000	4,975
Dexia Delaware LLC	4.860%	6/15/2006	8,000	7,920
European Investment Bank	4.521%	4/19/2006	5,000	4,989
European Investment Bank	4.826%	6/19/2006	10,000	9,895
HBOS Treasury Services PLC	4.663%-4.690%	5/8/2006	5,900	5,872
HBOS Treasury Services PLC	4.681%-4.716%	5/9/2006	6,900	6,866
HBOS Treasury Services PLC	4.838%	6/9/2006	1,000	991
ING (U.S.) Funding LLC	4.783%	5/4/2006	1,200	1,195
ING (U.S.) Funding LLC	4.836%	6/8/2006	6,000	5,946
Nordea North America Inc.	4.726%	5/8/2006	3,250	3,234
Nordea North America Inc.	4.798%	5/24/2006	2,200	2,185
Nordea North America Inc.	4.808%-4.829%	5/25/2006	2,300	2,284
Nordea North America Inc.	4.820%-4.867%	6/1/2006	3,600	3,571
Nordea North America Inc.	4.832%-4.868%	6/2/2006	2,900	2,876
Nordea North America Inc.	4.819%	6/9/2006	3,800	3,765
Nordea North America Inc.	4.890%	6/23/2006	1,000	989
Rabobank USA Financial Corp.	4.709%	5/15/2006	8,000	7,954
Societe Generale N.A. Inc.	4.593%	4/4/2006	760	760
Societe Generale N.A. Inc.	4.606%-4.625%	4/20/2006	4,500	4,489
Societe Generale N.A. Inc.	4.830%	5/23/2006	2,000	1,986
Svenska Handelsbanken, Inc.	4.629%	4/5/2006	600	600
Svenska Handelsbanken, Inc.	4.620%	4/27/2006	12,500	12,459
Svenska Handelsbanken, Inc.	4.794%	5/30/2006	2,600	2,580
Svenska Handelsbanken, Inc.	4.850%	6/15/2006	3,000	2,970
UBS Finance (Delaware), Inc.	4.545%	4/10/2006	2,000	1,998
UBS Finance (Delaware), Inc.	4.689%-4.743%	5/8/2006	6,300	6,270
UBS Finance (Delaware), Inc.	4.681%	5/10/2006	6,172	6,141
UBS Finance (Delaware), Inc.	4.761%-4.762%	5/23/2006	7,200	7,151
UBS Finance (Delaware), Inc.	4.860%	6/6/2006	2,050	2,032
2 Westpac Banking Corp.	4.648%	5/3/2006	1,000	996
2 Westpac Banking Corp.	4.673%	5/8/2006	8,000	7,962
2 Westpac Banking Corp.	4.673%	5/9/2006	2,200	2,189
2 Westpac Banking Corp.	4.805%	6/2/2006	2,500	2,480
2 Westpac Trust Securities NZ Ltd.	4.474%	4/4/2006	5,000	4,998

				213,320

Foreign Government (0.5%)
Caisse d'Amortissement de la Dette Sociale	4.521%	4/19/2006	5,000	4,989

Foreign Industrial (4.9%)
2 Nestle Capital Corp.	4.628%	5/10/2006	8,120	8,080
2 Network Rail Infrastructure Finance PLC	4.554%	4/3/2006	2,000	2,000
2 Network Rail Infrastructure Finance PLC	4.634%	4/21/2006	10,000	9,974
2 Network Rail Infrastructure Finance PLC	4.650%	5/2/2006	1,500	1,494
2 Network Rail Infrastructure Finance PLC	4.686%	5/5/2006	8,000	7,965
2 Total Capital	4.466%	4/3/2006	4,000	3,999
2 Total Capital	4.520%	4/17/2006	14,000	13,972

				47,484

Total Commercial Paper
(Cost $462,256)				462,256

Certificates of Deposit (18.1%)

Certificates of Deposit—U.S. Banks (7.0%)
Branch Banking & Trust Co.	4.895%	6/28/2006	15,000	15,000
Citizens Bank NA	4.950%	6/26/2006	4,000	4,000
HSBC Bank USA	4.660%	5/9/2006	7,000	7,000
HSBC Bank USA	4.675%	5/10/2006	1,000	1,000
SunTrust Banks, Inc.	4.550%	4/24/2006	10,000	10,000
SunTrust Banks, Inc.	4.600%	5/2/2006	8,000	8,000
Wells Fargo Bank, N.A	4.920%	6/30/2006	23,000	23,000

				68,000

Yankee Certificates of Deposit—U.S. Branches (11.1%)
Bank of Montreal (Chicago Branch)	4.560%	4/25/2006	5,000	5,000
Bank of Montreal (Chicago Branch)	4.610%	5/2/2006	4,500	4,500
Bank of Montreal (Chicago Branch)	4.710%	5/23/2006	9,000	9,000
Barclays Bank PLC (New York Branch)	4.470%	4/4/2006	4,000	4,000
Barclays Bank PLC (New York Branch)	4.700%	5/16/2006	1,000	1,000
Barclays Bank PLC (New York Branch)	4.865%	6/15/2006	4,000	4,000
Barclays Bank PLC (New York Branch)	4.865%	6/16/2006	1,200	1,200
BNP Paribas (New York Branch)	4.685%	5/15/2006	10,000	10,000
Canadian Imperial Bank of Commerce (New York Branch)	4.640%	4/24/2006	5,000	5,000
Deutsche Bank (New York Branch)	4.480%	4/6/2006	1,000	1,000
Dexia Credit Local (New York Branch)	4.585%	4/27/2006	1,500	1,500
Dexia Credit Local (New York Branch)	4.660%	5/9/2006	4,000	4,000
Dexia Credit Local (New York Branch)	4.690%	5/15/2006	5,000	5,000
Fortis Bank NV-SA (New York Branch)	4.570%	4/24/2006	2,000	2,000
Fortis Bank NV-SA (New York Branch)	4.570%	4/26/2006	5,000	5,000
Fortis Bank NV-SA (New York Branch)	4.850%	6/14/2006	7,500	7,500
Fortis Bank NV-SA (New York Branch)	4.855%	6/15/2006	4,000	4,000
Landesbank Baden-Wuerttemberg (New York Branch)	4.580%	4/3/2006	8,000	8,000
Lloyds TSB Bank PLC (New York Branch)	4.560%	4/24/2006	1,000	1,000
Lloyds TSB Bank PLC (New York Branch)	4.610%	5/2/2006	5,000	5,000
Rabobank Nederland (New York Branch)	4.730%	5/12/2006	5,000	5,000
Rabobank Nederland (New York Branch)	4.690%	5/17/2006	10,000	10,000
Royal Bank of Canada (New York Branch)	4.570%	4/27/2006	1,000	1,000
Royal Bank of Canada (New York Branch)	4.690%	5/17/2006	1,000	1,000
Royal Bank of Scotland PLC (New York Branch)	4.890%	6/26/2006	3,000	3,000

				107,700

Total Certificates of Deposit
(Cost $175,700)				175,700

Eurodollar Certificates of Deposit (14.0%)

ABN-AMRO Bank NV	4.950%	7/5/2006	10,000	10,000
Bank of Nova Scotia	4.860%	6/16/2006	5,000	5,000
BNP Paribas	4.850%	6/14/2006	10,000	10,000
BNP Paribas	4.870%	6/16/2006	4,000	4,000
Credit Agricole S.A	4.555%	4/19/2006	4,000	4,000
Credit Agricole S.A	4.640%	5/3/2006	14,000	14,000
Deutsche Bank	4.670%	5/9/2006	5,000	5,000
Deutsche Bank	4.695%	5/15/2006	5,000	5,000
Deutsche Bank	4.740%	5/23/2006	1,000	1,000
Deutsche Bank	4.860%	6/15/2006	7,000	7,000
HBOS Treasury Services PLC	4.570%	4/25/2006	3,000	3,000
HBOS Treasury Services PLC	4.690%	5/3/2006	7,000	7,000
HSBC Bank PLC	4.560%	4/19/2006	6,000	6,000
HSBC Bank PLC	4.650%	5/9/2006	5,000	5,000
ING Bank NV	4.620%	5/2/2006	5,000	5,000
ING Bank NV	4.830%	6/12/2006	5,000	5,000
ING Bank NV	4.900%	6/23/2006	2,000	2,000
Lloyds TSB Bank PLC	4.712%	5/9/2006	8,000	8,000
Royal Bank of Scotland PLC	4.730%	5/10/2006	17,000	17,000
Societe Generale	4.715%	5/8/2006	8,000	8,000
Societe Generale	4.660%	5/10/2006	4,000	4,000

Total Eurodollar Certificates of Deposit
(Cost $135,000)				135,000

Other Notes (2.4%)

Bank of America, N.A	4.560%	4/20/2006	9,000	9,000
Bank of America, N.A	4.620%	5/1/2006	900	900
Bank of America, N.A	4.750%	5/25/2006	7,500	7,500
Bank of America, N.A	4.820%	6/6/2006	6,000	6,000

Total Other Notes
(Cost $23,400)				23,400

Repurchase Agreements (4.6%)

Bank of America Securities, LLC
(Dated 3/31/06, Repurchase Value $4,528,000, collateralized
by Federal National Mortgage Assn. Discount Note, 10/2/06)	4.780%	4/3/2006	4,526	4,526
Barclays Capital Inc.
(Dated 3/31/06, Repurchase Value $17,007,000, collateralized
by Federal National Mortgage Assn. Discount Note, 7/26/06)	4.800%	4/3/2006	17,000	17,000
Goldman, Sachs & Co.
(Dated 3/31/06, Repurchase Value $7,003,000, collateralized
by Federal Home Loan Mortgage Corp., 3.625%, 9/15/08)	4.800%	4/3/2006	7,000	7,000
Morgan Stanley & Co. Inc.
(Dated 3/31/06, Repurchase Value $5,002,000, collateralized
by Federal Home Loan Bank, 2.750%-5.685%, 8/15/06-9/17/18
and Federal Home Loan Mortgage Corp., 3.500%, 9/15/07)	4.820%	4/3/2006	5,000	5,000
UBS Securities LLC
(Dated 3/31/06, Repurchase Value $11,004,000, collateralized
by Federal National Mortgage Assn. Discount Note, 5/2/06)	4.810%	4/3/2006	11,000	11,000

Total Repurchase Agreements
(Cost $44,526)				44,526

Total Investments (100.8%)
(Cost $976,813)				976,813

Other Assets and Liabilities—Net (-0.8%)				(7,875)

Net Assets (100%)				968,938

*	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At March 31, 2006, the aggregate value of these securities was $196,533,000, representing 20.3% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Variable Insurance Fund-Total Bond Market Index Portfolio
Schedule of Investments
March 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (70.4%)

U.S. Government Securities (24.1%)
U.S. Treasury Bond	10.375%	11/15/2012	725	786
U.S. Treasury Bond	12.000%	8/15/2013	1,200	1,390
U.S. Treasury Bond	13.250%	5/15/2014	170	211
U.S. Treasury Bond	12.500%	8/15/2014	275	340
U.S. Treasury Bond	11.250%	2/15/2015	3,650	5,300
U.S. Treasury Bond	10.625%	8/15/2015	800	1,141
U.S. Treasury Bond	9.875%	11/15/2015	225	310
U.S. Treasury Bond	9.250%	2/15/2016	250	334
U.S. Treasury Bond	7.250%	5/15/2016	2,225	2,632
U.S. Treasury Bond	8.750%	5/15/2017	175	231
U.S. Treasury Bond	8.875%	8/15/2017	2,900	3,872
U.S. Treasury Bond	9.125%	5/15/2018	2,750	3,771
U.S. Treasury Bond	9.000%	11/15/2018	125	171
U.S. Treasury Bond	8.875%	2/15/2019	6,275	8,543
U.S. Treasury Bond	8.125%	8/15/2019	3,345	4,341
U.S. Treasury Bond	8.750%	8/15/2020	1,450	1,991
U.S. Treasury Bond	8.125%	8/15/2021	50	66
U.S. Treasury Bond	8.000%	11/15/2021	1,220	1,602
U.S. Treasury Bond	7.250%	8/15/2022	710	881
U.S. Treasury Bond	7.625%	11/15/2022	1,590	2,041
U.S. Treasury Bond	7.125%	2/15/2023	1,620	1,992
U.S. Treasury Bond	6.875%	8/15/2025	150	183
U.S. Treasury Bond	6.000%	2/15/2026	175	195
U.S. Treasury Bond	6.750%	8/15/2026	7,845	9,502
U.S. Treasury Bond	6.625%	2/15/2027	2,515	3,016
U.S. Treasury Bond	6.375%	8/15/2027	660	772
U.S. Treasury Bond	5.500%	8/15/2028	1,150	1,218
U.S. Treasury Bond	5.250%	11/15/2028	635	652
U.S. Treasury Bond	6.125%	8/15/2029	3,315	3,801
U.S. Treasury Bond	6.250%	5/15/2030	850	993
U.S. Treasury Note	3.625%	4/30/2007	5,800	5,723
U.S. Treasury Note	3.125%	5/15/2007	500	490
U.S. Treasury Note	3.625%	6/30/2007	6,525	6,424
U.S. Treasury Note	6.125%	8/15/2007	850	864
U.S. Treasury Note	4.250%	11/30/2007	24,625	24,375
U.S. Treasury Note	4.375%	12/31/2007	4,300	4,266
U.S. Treasury Note	3.375%	2/15/2008	1,100	1,071
U.S. Treasury Note	3.750%	5/15/2008	1,325	1,297
U.S. Treasury Note	5.625%	5/15/2008	50	51
U.S. Treasury Note	3.125%	9/15/2008	1,175	1,129
U.S. Treasury Note	3.125%	10/15/2008	550	528
U.S. Treasury Note	3.375%	11/15/2008	5,700	5,497
U.S. Treasury Note	3.375%	12/15/2008	12,150	11,708
U.S. Treasury Note	3.250%	1/15/2009	975	935
U.S. Treasury Note	3.000%	2/15/2009	1,950	1,855
U.S. Treasury Note	2.625%	3/15/2009	300	282
U.S. Treasury Note	3.875%	5/15/2009	325	316
U.S. Treasury Note	4.000%	6/15/2009	450	439
U.S. Treasury Note	3.625%	7/15/2009	2,140	2,063
U.S. Treasury Note	3.500%	8/15/2009	5,900	5,659
U.S. Treasury Note	3.375%	10/15/2009	6,375	6,077
U.S. Treasury Note	3.500%	12/15/2009	950	908
U.S. Treasury Note	3.625%	1/15/2010	6,050	5,798
U.S. Treasury Note	3.500%	2/15/2010	325	310
U.S. Treasury Note	6.500%	2/15/2010	1,650	1,746
U.S. Treasury Note	4.000%	3/15/2010	125	121
U.S. Treasury Note	3.875%	5/15/2010	2,275	2,194
U.S. Treasury Note	4.125%	8/15/2010	2,375	2,309
U.S. Treasury Note	4.250%	10/15/2010	735	718
U.S. Treasury Note	4.500%	11/15/2010	200	197
U.S. Treasury Note	4.375%	12/15/2010	325	319
U.S. Treasury Note	5.000%	8/15/2011	320	323
U.S. Treasury Note	4.875%	2/15/2012	3,645	3,651
U.S. Treasury Note	4.375%	8/15/2012	100	97
U.S. Treasury Note	3.875%	2/15/2013	200	189
U.S. Treasury Note	4.250%	8/15/2013	13,775	13,245
U.S. Treasury Note	4.250%	11/15/2013	10,685	10,263
U.S. Treasury Note	4.000%	2/15/2014	1,875	1,768
U.S. Treasury Note	4.750%	5/15/2014	275	273

				187,756

Agency Bonds and Notes (11.2%)
Agency for International Development-Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	350	331
1 Federal Farm Credit Bank	3.250%	6/15/2007	925	906
1 Federal Farm Credit Bank	3.000%	12/17/2007	275	266
1 Federal Farm Credit Bank	3.375%	7/15/2008	200	193
1 Federal Farm Credit Bank	3.750%	1/15/2009	225	217
1 Federal Farm Credit Bank	4.125%	4/15/2009	175	170
1 Federal Farm Credit Bank	4.875%	2/18/2011	350	346
1 Federal Farm Credit Bank	4.875%	12/16/2015	175	170
1 Federal Home Loan Bank	4.250%	4/16/2007	3,500	3,469
1 Federal Home Loan Bank	4.625%	7/18/2007	5,850	5,813
1 Federal Home Loan Bank	6.500%	8/15/2007	1,450	1,476
1 Federal Home Loan Bank	4.850%	2/6/2008	1,350	1,343
1 Federal Home Loan Bank	3.375%	2/15/2008	1,000	968
1 Federal Home Loan Bank	5.800%	9/2/2008	1,500	1,523
1 Federal Home Loan Bank	5.865%	9/2/2008	1,100	1,118
1 Federal Home Loan Bank	7.625%	5/14/2010	1,850	2,015
1 Federal Home Loan Bank	5.750%	5/15/2012	2,200	2,264
1 Federal Home Loan Bank	4.500%	11/15/2012	1,250	1,202
1 Federal Home Loan Bank	4.500%	9/16/2013	1,000	958
1 Federal Home Loan Bank	5.250%	6/18/2014	200	201
1 Federal Home Loan Bank	5.250%	12/11/2020	250	246
1 Federal Home Loan Mortgage Corp.	4.125%	4/2/2007	4,050	4,011
1 Federal Home Loan Mortgage Corp.	4.625%	2/21/2008	1,750	1,735
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	2,750	2,784
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	6,250	6,091
1 Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	2,500	2,545
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	1,750	1,831
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	150	147
1 Federal Home Loan Mortgage Corp.	5.875%	3/21/2011	250	256
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	1,000	1,037
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	1,100	1,096
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	1,150	1,105
1 Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	325	299
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	500	478
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	4,000	3,951
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	400	470
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	775	924
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	425	480
1 Federal National Mortgage Assn	5.250%	4/15/2007	1,500	1,502
1 Federal National Mortgage Assn	4.750%	8/3/2007	4,325	4,304
1 Federal National Mortgage Assn	6.000%	5/15/2008	2,825	2,874
1 Federal National Mortgage Assn	3.875%	7/15/2008	2,000	1,947
1 Federal National Mortgage Assn	6.625%	9/15/2009	5,060	5,297
1 Federal National Mortgage Assn	7.250%	1/15/2010	3,010	3,224
1 Federal National Mortgage Assn	6.250%	2/1/2011	400	415
1 Federal National Mortgage Assn	5.500%	3/15/2011	1,000	1,014
1 Federal National Mortgage Assn	5.375%	11/15/2011	1,000	1,008
1 Federal National Mortgage Assn	6.125%	3/15/2012	1,450	1,520
1 Federal National Mortgage Assn	4.375%	3/15/2013	750	714
1 Federal National Mortgage Assn	4.625%	5/1/2013	475	453
1 Federal National Mortgage Assn	4.625%	10/15/2013	2,450	2,361
1 Federal National Mortgage Assn	5.000%	3/15/2016	1,425	1,403
1 Federal National Mortgage Assn	7.125%	1/15/2030	1,425	1,764
1 Federal National Mortgage Assn	6.625%	11/15/2030	350	410
Private Export Funding Corp. (U.S. Government Guaranteed)	7.200%	1/15/2010	400	428
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	150	152
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	50	51
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	75	75
1 Tennessee Valley Auth	7.125%	5/1/2030	1,000	1,236
1 Tennessee Valley Auth	4.650%	6/15/2035	175	155
1 Tennessee Valley Auth	5.375%	4/1/2056	50	49

				86,791

Mortgage-Backed Securities (35.1%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	8/1/2008-9/1/2020	5,729	5,376
1,2 Federal Home Loan Mortgage Corp.	4.500%	3/1/2009-8/1/2035	16,012	15,259
1,2 Federal Home Loan Mortgage Corp.	5.000%	3/1/2008-2/1/2036	37,160	35,633
1,2 Federal Home Loan Mortgage Corp.	5.500%	1/1/2007-3/1/2036	29,490	28,903
1,2 Federal Home Loan Mortgage Corp.	6.000%	7/1/2008-2/1/2008	11,407	11,446
1,2 Federal Home Loan Mortgage Corp.	6.500%	8/1/2008-10/1/2035	4,019	4,107
1,2 Federal Home Loan Mortgage Corp.	7.000%	9/1/2007-11/1/2033	1,584	1,630
1,2 Federal Home Loan Mortgage Corp.	7.500%	1/1/2007-12/1/2030	467	484
1,2 Federal Home Loan Mortgage Corp.	8.000%	10/1/2009-7/1/2030	369	388
1,2 Federal Home Loan Mortgage Corp.	8.500%	5/1/2006-11/1/2030	111	120
1,2 Federal Home Loan Mortgage Corp.	9.000%	5/1/2027-5/1/2030	15	16
1,2 Federal Home Loan Mortgage Corp.	9.500%	1/1/2025-2/1/2025	6	7
1,2 Federal Home Loan Mortgage Corp.	10.000%	3/1/2017-11/1/2019	6	7
1,2 Federal National Mortgage Assn	4.000%	12/1/2010-6/1/2019	2,201	2,077
1,2 Federal National Mortgage Assn	4.500%	9/1/2011-10/1/2035	14,772	13,992
1,2 Federal National Mortgage Assn	5.000%	9/1/2009-2/1/2036	46,293	44,477
1,2 Federal National Mortgage Assn	5.500%	3/1/2017-2/1/2036	50,591	49,566
1,2 Federal National Mortgage Assn	6.000%	11/1/2008-2/1/2036	20,003	20,062
1,2 Federal National Mortgage Assn	6.500%	8/1/2008-2/1/2036	7,578	7,749
1,2 Federal National Mortgage Assn	7.000%	10/1/2007-6/1/2034	1,760	1,811
1,2 Federal National Mortgage Assn	7.500%	1/1/2007-7/1/2032	546	574
1,2 Federal National Mortgage Assn	8.000%	2/1/2008-11/1/2030	178	191
1,2 Federal National Mortgage Assn	8.500%	7/1/2022-4/1/2031	75	79
1,2 Federal National Mortgage Assn	9.000%	6/1/2022-12/1/2024	17	18
1,2 Federal National Mortgage Assn	9.500%	12/1/2018-2/1/2025	14	16
1,2 Federal National Mortgage Assn	10.000%	8/1/2020-8/1/2021	6	7
1,2 Federal National Mortgage Assn	10.500%	8/1/2020	2	2
2 Government National Mortgage Assn	4.500%	8/15/2018-8/15/2035	986	937
2 Government National Mortgage Assn	5.000%	3/15/2018-2/15/2036	7,274	7,075
2 Government National Mortgage Assn	5.500%	6/15/2018-10/15/2035	10,724	10,628
2 Government National Mortgage Assn	6.000%	3/15/2009-1/15/2036	5,685	5,759
2 Government National Mortgage Assn	6.500%	10/15/2008-6/15/2034	2,841	2,948
2 Government National Mortgage Assn	7.000%	10/15/2008-1/15/2032	849	884
2 Government National Mortgage Assn	7.500%	5/15/2008-1/15/2031	388	411
2 Government National Mortgage Assn	8.000%	3/15/2008-12/15/2030	235	255
2 Government National Mortgage Assn	8.500%	7/15/2009-7/15/2030	92	97
2 Government National Mortgage Assn	9.000%	4/15/2016-7/15/2030	116	124
2 Government National Mortgage Assn	9.500%	4/15/2017-12/15/2021	20	21
2 Government National Mortgage Assn	10.000%	5/15/2020	4	5
2 Government National Mortgage Assn	10.500%	5/15/2019	13	14
2 Government National Mortgage Assn	11.000%	10/15/2015	6	6
2 Government National Mortgage Assn	11.500%	2/15/2013	3	4

				273,165

Total U.S. Government and Agency Obligations
(Cost $556,866)				547,712

Corporate Bonds (25.6%)

Asset-Backed/Commercial Mortgage-Backed Securities (5.6%)
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	2,100	2,107
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.405%	12/11/2040	375	369
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.156%	10/12/2042	1,000	974
2 Chase Issuance Trust	4.650%	12/17/2012	800	782
2,3 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	500	582
2,3 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	965	998
2 Countrywide Home Loans	4.054%	5/25/2033	410	402
2 Credit Suisse First Boston Mortgage Securities Corp.	6.380%	12/18/2035	3,500	3,592
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	850	820
2 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033	2,100	2,172
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	375	371
2 GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035	1,750	1,771
2 GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/2041	1,500	1,428
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	1,300	1,288
2 JPMorgan Chase Commercial Mortgage Securities	4.200%	7/12/2035	1,494	1,435
2 JPMorgan Chase Commercial Mortgage Securities	4.697%	7/15/2042	2,000	1,906
2 LB-UBS Commercial Mortgage Trust	4.786%	10/15/2029	1,500	1,419
2 LB-UBS Commercial Mortgage Trust	4.885%	9/15/2030	1,950	1,910
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	250	244
2 M&I Auto Loan Trust	3.040%	10/20/2008	417	414
2 MBNA Credit Card Master Note Trust	4.950%	6/15/2009	1,200	1,198
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	250	245
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	400	423
2 Morgan Stanley Capital I	4.970%	4/14/2040	1,217	1,169
2 Morgan Stanley Capital I	5.230%	9/15/2042	2,625	2,556
2 Morgan Stanley Dean Witter Capital I	5.980%	1/15/2039	2,500	2,550
2 Nissan Auto Lease Trust	2.900%	8/15/2007	814	809
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	200	197
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	200	193
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	600	595
2 PNC Mortgage Acceptance Corp.	7.300%	10/12/2033	2,000	2,117
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	500	554
2 Salomon Brothers Mortgage Securities VII	4.124%	9/25/2033	946	923
2 USAA Auto Owner Trust	2.930%	7/16/2007	105	105
2 USAA Auto Owner Trust	4.550%	2/16/2010	550	544
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	850	845
2 Wachovia Auto Owner Trust	4.790%	4/20/2010	800	795
2 Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/2034	2,000	1,924
2 World Omni Auto Receivables Trust	3.540%	6/12/2009	700	690

				43,416

Finance (8.6%)
Banking (3.8%)
Abbey National PLC	7.950%	10/26/2029	150	184
ABN AMRO Bank NV	7.125%	6/18/2007	350	357
AmSouth Bank NA	5.200%	4/1/2015	150	145
Bank of America Corp.	3.375%	2/17/2009	250	238
Bank of America Corp.	4.250%	10/1/2010	150	143
Bank of America Corp.	4.375%	12/1/2010	100	96
Bank of America Corp.	7.400%	1/15/2011	150	162
Bank of America Corp.	6.250%	4/15/2012	350	365
Bank of America Corp.	5.375%	6/15/2014	275	272
Bank of America Corp.	5.125%	11/15/2014	350	340
Bank of America Corp.	4.750%	8/1/2015	100	94
Bank of America Corp.	5.625%	3/8/2035	75	70
Bank of New York Co., Inc.	3.750%	2/15/2008	250	244
Bank of New York Co., Inc.	4.950%	3/15/2015	200	192
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	175	194
Bank One Corp.	2.625%	6/30/2008	50	47
Bank One Corp.	6.000%	2/17/2009	1,000	1,017
Bank One Corp.	7.875%	8/1/2010	50	55
Bank One Corp.	5.250%	1/30/2013	50	49
BankAmerica Corp.	5.875%	2/15/2009	300	305
Barclays Bank PLC	6.278%	12/29/2049	80	75
BB&T Corp.	6.500%	8/1/2011	125	131
BB&T Corp.	4.750%	10/1/2012	125	120
BB&T Corp.	5.200%	12/23/2015	125	121
BB&T Corp.	4.900%	6/30/2017	75	70
Citicorp Capital II	8.015%	2/15/2027	500	528
Citigroup, Inc.	6.500%	2/15/2008	100	102
Citigroup, Inc.	3.625%	2/9/2009	25	24
Citigroup, Inc.	4.250%	7/29/2009	200	194
Citigroup, Inc.	4.625%	8/3/2010	775	753
Citigroup, Inc.	6.500%	1/18/2011	100	105
Citigroup, Inc.	5.125%	2/14/2011	350	346
Citigroup, Inc.	6.000%	2/21/2012	150	154
Citigroup, Inc.	5.625%	8/27/2012	100	101
Citigroup, Inc.	5.125%	5/5/2014	50	49
Citigroup, Inc.	5.000%	9/15/2014	100	96
Citigroup, Inc.	4.700%	5/29/2015	50	47
Citigroup, Inc.	5.300%	1/7/2016	225	220
Citigroup, Inc.	6.625%	6/15/2032	100	108
Citigroup, Inc.	5.875%	2/22/2033	100	98
Citigroup, Inc.	6.000%	10/31/2033	250	249
Colonial Bank NA	6.375%	12/1/2015	50	50
Compass Bank	5.900%	4/1/2026	50	49
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	700	704
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	175	171
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	150	148
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	250	258
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	400	419
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	65	63
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	150	142
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	235	226
Deutsche Bank Financial LLC	5.375%	3/2/2015	225	221
Fifth Third Bank	4.200%	2/23/2010	100	96
Fifth Third Bank	4.750%	2/1/2015	325	306
First Tennessee Bank	5.050%	1/15/2015	50	48
FirstStar Bank	7.125%	12/1/2009	250	264
Fleet Boston Financial Corp.	3.850%	2/15/2008	300	293
Fleet Capital Trust II	7.920%	12/11/2026	400	421
Golden West Financial Corp.	4.125%	8/15/2007	100	99
HSBC Bank USA	5.625%	8/15/2035	250	228
HSBC Holdings PLC	7.500%	7/15/2009	350	372
HSBC Holdings PLC	7.625%	5/17/2032	100	119
HSBC Holdings PLC	7.350%	11/27/2032	100	116
J.P. Morgan, Inc.	6.700%	11/1/2007	460	470
JPM Capital Trust II	7.950%	2/1/2027	50	53
JPMorgan Capital Trust	5.875%	3/15/2035	125	117
JPMorgan Chase & Co.	3.700%	1/15/2008	400	390
JPMorgan Chase & Co.	3.625%	5/1/2008	330	320
JPMorgan Chase & Co.	4.500%	1/15/2012	100	95
JPMorgan Chase & Co.	6.625%	3/15/2012	50	53
JPMorgan Chase & Co.	5.750%	1/2/2013	50	50
JPMorgan Chase & Co.	5.125%	9/15/2014	625	604
JPMorgan Chase & Co.	4.750%	3/1/2015	50	47
JPMorgan Chase & Co.	5.150%	10/1/2015	250	240
JPMorgan Chase & Co.	5.850%	8/1/2035	150	139
Key Bank NA	5.000%	7/17/2007	200	199
Key Bank NA	5.800%	7/1/2014	125	126
Key Bank NA	4.950%	9/15/2015	150	142
Marshall & Ilsley Bank	4.125%	9/4/2007	50	49
Marshall & Ilsley Bank	4.850%	6/16/2015	275	261
MBNA America Bank NA	5.375%	1/15/2008	500	502
MBNA Corp.	6.125%	3/1/2013	125	130
Mellon Bank NA	4.750%	12/15/2014	50	47
Mellon Funding Corp.	5.000%	12/1/2014	300	288
National City Corp.	3.200%	4/1/2008	500	481
NB Capital Trust IV	8.250%	4/15/2027	200	213
North Fork Bancorp., Inc.	5.875%	8/15/2012	150	153
PNC Bank NA	4.875%	9/21/2017	275	255
PNC Funding Corp.	5.250%	11/15/2015	100	97
Popular North America, Inc.	4.250%	4/1/2008	100	98
Regions Financial Corp.	4.500%	8/8/2008	100	98
Regions Financial Corp.	7.750%	3/1/2011	300	329
Regions Financial Corp.	6.375%	5/15/2012	100	104
Royal Bank of Canada	4.125%	1/26/2010	225	216
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	300	290
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	50	48
2,4 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	450	514
Santander Central Hispano Issuances	7.625%	9/14/2010	375	407
Santander Finance Issuances	6.375%	2/15/2011	50	52
Sanwa Bank Ltd.	8.350%	7/15/2009	100	108
Sanwa Bank Ltd.	7.400%	6/15/2011	200	216
Southtrust Corp.	5.800%	6/15/2014	50	50
3 Sovereign Bancorp, Inc.	4.800%	9/1/2010	200	193
Sumitomo Bank International Finance NV	8.500%	6/15/2009	150	163
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	195	219
SunTrust Banks, Inc.	5.000%	9/1/2015	100	96
SunTrust Banks, Inc.	5.450%	12/1/2017	300	294
Swiss Bank Corp.	7.000%	10/15/2015	250	277
Swiss Bank Corp.	7.375%	6/15/2017	100	116
Synovus Financial Corp.	5.125%	6/15/2017	125	117
UFJ Finance Aruba AEC	6.750%	7/15/2013	100	106
UnionBanCal Corp.	5.250%	12/16/2013	50	49
US Bancorp	5.100%	7/15/2007	500	499
US Bank NA	3.700%	8/1/2007	250	245
US Bank NA	4.950%	10/30/2014	25	24
Wachovia Bank NA	4.875%	2/1/2015	270	256
Wachovia Corp.	3.625%	2/17/2009	400	383
Wachovia Corp.	4.375%	6/1/2010	200	193
Wachovia Corp.	7.800%	8/18/2010	75	82
Wachovia Corp.	5.350%	3/15/2011	50	50
Wachovia Corp.	4.875%	2/15/2014	50	48
Wachovia Corp.	5.250%	8/1/2014	55	53
3 Wachovia Corp.	8.000%	12/15/2026	600	631
Wachovia Corp.	5.500%	8/1/2035	100	92
Washington Mutual Bank	6.875%	6/15/2011	275	292
Washington Mutual Bank	5.500%	1/15/2013	300	296
Washington Mutual Bank	5.650%	8/15/2014	125	123
Washington Mutual Bank	5.125%	1/15/2015	50	47
Washington Mutual, Inc.	4.200%	1/15/2010	150	144
Washington Mutual, Inc.	5.000%	3/22/2012	175	169
Washington Mutual, Inc.	5.250%	9/15/2017	50	47
Wells Fargo & Co.	5.250%	12/1/2007	450	450
Wells Fargo & Co.	4.125%	3/10/2008	900	882
Wells Fargo & Co.	3.125%	4/1/2009	50	47
Wells Fargo & Co.	4.200%	1/15/2010	175	168
Wells Fargo & Co.	4.875%	1/12/2011	225	220
Wells Fargo & Co.	4.950%	10/16/2013	350	338
Wells Fargo & Co.	5.125%	9/15/2016	100	96
Wells Fargo & Co.	5.375%	2/7/2035	50	47
World Savings Bank, FSB	4.125%	3/10/2008	200	196
World Savings Bank, FSB	4.125%	12/15/2009	150	144
Zions Bancorp	5.500%	11/16/2015	175	171
Brokerage (1.4%)
Ameriprise Financial Inc.	5.350%	11/15/2010	150	149
Ameriprise Financial Inc.	5.650%	11/15/2015	125	123
Bear Stearns Co., Inc.	7.800%	8/15/2007	700	723
Bear Stearns Co., Inc.	4.000%	1/31/2008	75	73
Bear Stearns Co., Inc.	4.550%	6/23/2010	25	24
Bear Stearns Co., Inc.	5.700%	11/15/2014	225	226
Bear Stearns Co., Inc.	5.300%	10/30/2015	50	49
Goldman Sachs Group, Inc.	3.875%	1/15/2009	75	72
Goldman Sachs Group, Inc.	6.650%	5/15/2009	500	518
Goldman Sachs Group, Inc.	7.350%	10/1/2009	300	319
Goldman Sachs Group, Inc.	4.500%	6/15/2010	350	338
Goldman Sachs Group, Inc.	6.600%	1/15/2012	325	341
Goldman Sachs Group, Inc.	5.700%	9/1/2012	150	150
Goldman Sachs Group, Inc.	5.250%	4/1/2013	300	293
Goldman Sachs Group, Inc.	4.750%	7/15/2013	25	24
Goldman Sachs Group, Inc.	5.250%	10/15/2013	250	244
Goldman Sachs Group, Inc.	5.150%	1/15/2014	135	130
Goldman Sachs Group, Inc.	5.125%	1/15/2015	65	62
Goldman Sachs Group, Inc.	5.350%	1/15/2016	350	341
Goldman Sachs Group, Inc.	6.125%	2/15/2033	125	124
Goldman Sachs Group, Inc.	6.345%	2/15/2034	400	395
Jefferies Group Inc.	6.250%	1/15/2036	175	165
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	350	343
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	300	309
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	50	48
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	200	191
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	25	24
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	150	147
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	100	106
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	425	418
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	535	521
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	190	186
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	50	49
Merrill Lynch & Co., Inc.	3.125%	7/15/2008	50	48
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	50	49
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	100	102
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	30	29
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	200	192
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	270	264
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	125	120
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	25	25
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	300	288
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	75	80
Morgan Stanley Dean Witter	5.800%	4/1/2007	775	779
Morgan Stanley Dean Witter	4.000%	1/15/2010	250	238
Morgan Stanley Dean Witter	4.250%	5/15/2010	400	383
Morgan Stanley Dean Witter	5.050%	1/21/2011	75	74
Morgan Stanley Dean Witter	6.750%	4/15/2011	250	264
Morgan Stanley Dean Witter	6.600%	4/1/2012	250	263
Morgan Stanley Dean Witter	4.750%	4/1/2014	525	491
Morgan Stanley Dean Witter	7.250%	4/1/2032	150	173
Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/2009	225	219
American Express Credit Corp.	3.000%	5/16/2008	250	239
American Express Credit Corp.	5.000%	12/2/2010	150	148
American General Finance Corp.	3.875%	10/1/2009	225	214
American General Finance Corp.	4.875%	5/15/2010	100	98
American General Finance Corp.	4.875%	7/15/2012	25	24
American General Finance Corp.	5.375%	10/1/2012	30	30
Capital One Bank	4.875%	5/15/2008	125	124
Capital One Bank	4.250%	12/1/2008	175	170
Capital One Bank	5.750%	9/15/2010	175	177
Capital One Financial	4.800%	2/21/2012	100	96
Capital One Financial	5.500%	6/1/2015	25	24
Capital One Financial	5.250%	2/21/2017	50	47
4 CIT Group Co. of Canada	4.650%	7/1/2010	350	339
4 CIT Group Co. of Canada	5.200%	6/1/2015	125	119
CIT Group, Inc.	7.375%	4/2/2007	100	102
CIT Group, Inc.	5.750%	9/25/2007	100	101
CIT Group, Inc.	3.650%	11/23/2007	25	24
CIT Group, Inc.	5.500%	11/30/2007	100	100
CIT Group, Inc.	5.000%	11/24/2008	175	173
CIT Group, Inc.	4.250%	2/1/2010	100	96
CIT Group, Inc.	5.200%	11/3/2010	100	99
CIT Group, Inc.	7.750%	4/2/2012	125	138
CIT Group, Inc.	5.400%	3/7/2013	50	49
CIT Group, Inc.	5.000%	2/1/2015	100	94
CIT Group, Inc.	5.400%	1/30/2016	50	48
CIT Group, Inc.	6.000%	4/1/2036	75	72
Countrywide Home Loan	5.625%	5/15/2007	250	251
Countrywide Home Loan	3.250%	5/21/2008	50	48
Countrywide Home Loan	4.125%	9/15/2009	225	215
General Electric Capital Corp.	4.250%	1/15/2008	125	123
General Electric Capital Corp.	4.125%	3/4/2008	200	196
General Electric Capital Corp.	3.500%	5/1/2008	700	676
General Electric Capital Corp.	3.600%	10/15/2008	70	67
General Electric Capital Corp.	3.250%	6/15/2009	575	541
General Electric Capital Corp.	4.125%	9/1/2009	650	627
General Electric Capital Corp.	4.625%	9/15/2009	725	710
General Electric Capital Corp.	6.125%	2/22/2011	575	593
General Electric Capital Corp.	5.875%	2/15/2012	100	102
General Electric Capital Corp.	4.250%	6/15/2012	50	47
General Electric Capital Corp.	4.750%	9/15/2014	100	95
General Electric Capital Corp.	5.000%	1/8/2016	350	336
General Electric Capital Corp.	6.750%	3/15/2032	550	612
HSBC Finance Corp.	4.625%	1/15/2008	175	173
HSBC Finance Corp.	4.125%	3/11/2008	50	49
HSBC Finance Corp.	6.400%	6/17/2008	225	230
HSBC Finance Corp.	4.125%	12/15/2008	500	485
HSBC Finance Corp.	4.750%	5/15/2009	775	762
HSBC Finance Corp.	4.625%	9/15/2010	125	121
HSBC Finance Corp.	5.250%	1/14/2011	225	222
HSBC Finance Corp.	6.750%	5/15/2011	125	131
HSBC Finance Corp.	6.375%	10/15/2011	275	285
HSBC Finance Corp.	7.000%	5/15/2012	350	375
HSBC Finance Corp.	4.750%	7/15/2013	100	94
HSBC Finance Corp.	5.250%	4/15/2015	50	48
HSBC Finance Corp.	5.500%	1/19/2016	125	122
4 HSBC Finance Corp.	5.911%	11/30/2035	100	98
International Lease Finance Corp.	3.125%	5/3/2007	75	73
International Lease Finance Corp.	5.625%	6/1/2007	200	201
International Lease Finance Corp.	4.500%	5/1/2008	250	246
International Lease Finance Corp.	5.125%	11/1/2010	425	417
International Lease Finance Corp.	5.450%	3/24/2011	50	50
International Lease Finance Corp.	5.000%	9/15/2012	100	96
iStar Financial Inc.	5.650%	9/15/2011	125	124
iStar Financial Inc.	5.150%	3/1/2012	250	240
iStar Financial Inc.	5.875%	3/15/2016	75	74
Residential Capital Corp.	6.125%	11/21/2008	225	225
Residential Capital Corp.	6.375%	6/30/2010	200	201
Residential Capital Corp.	6.000%	2/22/2011	200	198
Residential Capital Corp.	6.875%	6/30/2015	100	104
SLM Corp.	5.625%	4/10/2007	350	351
SLM Corp.	3.625%	3/17/2008	125	121
SLM Corp.	4.500%	7/26/2010	50	48
SLM Corp.	5.050%	11/14/2014	450	430
SLM Corp.	5.625%	8/1/2033	75	71
Insurance (0.9%)
ACE Capital Trust II	9.700%	4/1/2030	50	67
ACE Ltd.	6.000%	4/1/2007	100	101
AEGON NV	4.750%	6/1/2013	100	95
Aetna, Inc.	7.875%	3/1/2011	100	110
Allstate Corp.	5.000%	8/15/2014	200	193
Allstate Corp.	6.125%	12/15/2032	100	101
Allstate Corp.	5.550%	5/9/2035	125	115
Allstate Corp.	5.950%	4/1/2036	75	73
Ambac, Inc.	5.950%	12/5/2035	200	193
American General Capital II	8.500%	7/1/2030	100	128
4 American International Group, Inc.	2.875%	5/15/2008	125	119
3 American International Group, Inc.	4.700%	10/1/2010	100	97
3 American International Group, Inc.	5.050%	10/1/2015	100	95
Arch Capital Group Ltd.	7.350%	5/1/2034	75	81
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	75	72
Assurant, Inc.	5.625%	2/15/2014	25	25
Assurant, Inc.	6.750%	2/15/2034	50	52
AXA Financial, Inc.	7.750%	8/1/2010	100	108
AXA SA	8.600%	12/15/2030	150	190
Axis Capital Holdings	5.750%	12/1/2014	50	49
CIGNA Corp.	7.875%	5/15/2027	200	232
Cincinnati Financial Corp.	6.125%	11/1/2034	150	147
CNA Financial Corp.	5.850%	12/15/2014	100	97
Commerce Group, Inc.	5.950%	12/9/2013	50	49
Fund American Cos., Inc.	5.875%	5/15/2013	75	74
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	100	104
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	50	55
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	50	59
Genworth Financial, Inc.	4.750%	6/15/2009	75	74
Genworth Financial, Inc.	5.750%	6/15/2014	50	50
Genworth Financial, Inc.	6.500%	6/15/2034	50	53
Hartford Life, Inc.	7.375%	3/1/2031	200	232
2 ING Capital Funding Trust III	5.775%	12/8/2049	150	146
ING USA Global	4.500%	10/1/2010	325	313
Lincoln National Corp.	6.200%	12/15/2011	100	103
Loews Corp.	6.000%	2/1/2035	50	47
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	50	49
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	175	177
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	50	49
MetLife, Inc.	5.000%	11/24/2013	50	48
MetLife, Inc.	5.500%	6/15/2014	125	124
MetLife, Inc.	5.000%	6/15/2015	125	119
MetLife, Inc.	6.500%	12/15/2032	175	184
MetLife, Inc.	6.375%	6/15/2034	100	104
MetLife, Inc.	5.700%	6/15/2035	100	94
Principal Life Income Funding	5.125%	3/1/2011	125	124
Principal Life Income Funding	5.100%	4/15/2014	100	97
Progressive Corp.	6.625%	3/1/2029	125	134
Protective Life Secured Trust	3.700%	11/24/2008	175	168
Prudential Financial, Inc.	4.500%	7/15/2013	100	93
Prudential Financial, Inc.	5.100%	9/20/2014	75	72
Prudential Financial, Inc.	5.500%	3/15/2016	75	74
Prudential Financial, Inc.	5.750%	7/15/2033	50	48
Prudential Financial, Inc.	5.400%	6/13/2035	100	91
Prudential Financial, Inc.	5.900%	3/17/2036	75	73
Travelers Property Casualty Corp.	3.750%	3/15/2008	100	97
UnitedHealth Group, Inc.	4.125%	8/15/2009	50	48
UnitedHealth Group, Inc.	5.250%	3/15/2011	250	248
UnitedHealth Group, Inc.	5.000%	8/15/2014	75	72
UnitedHealth Group, Inc.	4.875%	3/15/2015	50	47
UnitedHealth Group, Inc.	5.375%	3/15/2016	50	49
UnitedHealth Group, Inc.	5.800%	3/15/2036	75	71
WellPoint Inc.	3.750%	12/14/2007	25	24
WellPoint Inc.	4.250%	12/15/2009	50	48
WellPoint Inc.	6.375%	1/15/2012	100	104
WellPoint Inc.	6.800%	8/1/2012	150	159
WellPoint Inc.	5.000%	12/15/2014	25	24
WellPoint Inc.	5.250%	1/15/2016	50	48
WellPoint Inc.	5.950%	12/15/2034	75	72
WellPoint Inc.	5.850%	1/15/2036	25	24
Willis North America Inc.	5.625%	7/15/2015	225	219
XL Capital Ltd.	5.250%	9/15/2014	125	119
Real Estate Investment Trusts (0.5%)
Archstone-Smith Trust	5.250%	5/1/2015	100	96
Arden Realty LP	5.250%	3/1/2015	25	24
Boston Properties, Inc.	5.625%	4/15/2015	200	197
Brandywine Operating Partnership	4.500%	11/1/2009	100	96
Brandywine Operating Partnership	5.625%	12/15/2010	50	50
Brandywine Operating Partnership	5.400%	11/1/2014	100	95
Colonial Realty LP	5.500%	10/1/2015	50	48
Developers Diversified Realty Corp.	5.375%	10/15/2012	125	122
EOP Operating LP	6.750%	2/15/2008	75	77
EOP Operating LP	4.650%	10/1/2010	100	96
EOP Operating LP	7.000%	7/15/2011	100	105
EOP Operating LP	6.750%	2/15/2012	50	52
EOP Operating LP	5.875%	1/15/2013	150	149
ERP Operating LP	6.625%	3/15/2012	250	263
ERP Operating LP	5.250%	9/15/2014	50	49
ERP Operating LP	5.375%	8/1/2016	50	48
Health Care Property Investors, Inc.	6.450%	6/25/2012	250	258
Health Care REIT, Inc.	6.200%	6/1/2016	150	150
HealthCare Realty Trust	5.125%	4/1/2014	75	70
Hospitality Properties	5.125%	2/15/2015	50	47
HRPT Properties Trust	6.250%	8/15/2016	150	151
Kimco Realty Corp.	5.783%	3/15/2016	25	25
Liberty Property LP	5.125%	3/2/2015	250	236
3 ProLogis	5.250%	11/15/2010	75	74
ProLogis	5.500%	3/1/2013	75	74
3 ProLogis	5.625%	11/15/2015	75	73
ProLogis	5.750%	4/1/2016	50	49
Reckson Operating Partnership	6.000%	3/31/2016	75	74
Regency Centers LP	6.750%	1/15/2012	200	210
Regency Centers LP	5.250%	8/1/2015	25	24
Simon Property Group Inc.	6.375%	11/15/2007	375	381
Simon Property Group Inc.	4.875%	8/15/2010	75	73
3 Simon Property Group Inc.	5.750%	12/1/2015	200	196
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	100	99
Vornado Realty	5.600%	2/15/2011	175	174
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	50	49
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	75	72
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	100	96
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	100	95
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	100	96
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	50	47
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	175	167
J. Paul Getty Trust	5.875%	10/1/2033	75	73

				67,136

Industrial (9.5%)
Basic Industry (0.7%)
Alcan, Inc.	4.500%	5/15/2013	125	115
Alcan, Inc.	5.200%	1/15/2014	125	120
Alcan, Inc.	5.000%	6/1/2015	50	47
Alcoa, Inc.	4.250%	8/15/2007	350	345
Alcoa, Inc.	7.375%	8/1/2010	100	107
Barrick Gold Finance Inc.	4.875%	11/15/2014	75	71
BHP Billiton Finance	4.800%	4/15/2013	125	120
BHP Billiton Finance	5.250%	12/15/2015	50	49
BHP Finance USA Ltd.	8.500%	12/1/2012	200	234
Celulosa Arauco Constitution SA	5.625%	4/20/2015	250	241
Dow Chemical Co.	5.000%	11/15/2007	500	497
Dow Chemical Co.	7.375%	11/1/2029	25	29
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	245	256
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	180	172
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	100	106
Falconbridge Ltd.	7.350%	6/5/2012	75	80
ICI Wilmington	4.375%	12/1/2008	100	97
Inco Ltd.	7.750%	5/15/2012	125	136
Inco Ltd.	5.700%	10/15/2015	125	120
International Paper Co.	4.250%	1/15/2009	100	97
4 International Paper Co.	5.850%	10/30/2012	300	298
Lubrizol Corp.	5.500%	10/1/2014	250	242
MeadWestvaco Corp.	6.850%	4/1/2012	50	52
Monsanto Co.	7.375%	8/15/2012	100	109
Newmont Mining	5.875%	4/1/2035	100	94
Noranda, Inc.	7.250%	7/15/2012	50	53
Noranda, Inc.	5.500%	6/15/2017	200	187
Placer Dome, Inc.	6.450%	10/15/2035	75	75
Plum Creek Timber Co.	5.875%	11/15/2015	100	98
Potash Corp. of Saskatchewan	7.750%	5/31/2011	300	328
Praxair, Inc.	3.950%	6/1/2013	200	181
Rohm & Haas Co.	7.850%	7/15/2029	100	121
Teck Cominco Ltd.	6.125%	10/1/2035	150	141
Vale Overseas Ltd.	8.250%	1/17/2034	175	201
Westvaco Corp.	8.200%	1/15/2030	25	27
Weyerhaeuser Co.	6.750%	3/15/2012	475	494
Weyerhaeuser Co.	7.375%	3/15/2032	50	53
Capital Goods (1.0%)
Bemis Co. Inc.	4.875%	4/1/2012	150	144
Boeing Capital Corp.	7.375%	9/27/2010	350	377
Boeing Capital Corp.	5.800%	1/15/2013	250	254
Boeing Co.	6.625%	2/15/2038	150	166
Caterpillar Financial Services Corp.	2.700%	7/15/2008	150	142
Caterpillar Financial Services Corp.	4.500%	9/1/2008	100	98
Caterpillar Financial Services Corp.	4.150%	1/15/2010	50	48
Caterpillar Financial Services Corp.	5.050%	12/1/2010	50	49
Caterpillar Financial Services Corp.	4.750%	2/17/2015	150	142
Caterpillar, Inc.	7.300%	5/1/2031	100	119
Caterpillar, Inc.	7.375%	3/1/2097	175	214
CRH America Inc.	6.950%	3/15/2012	300	316
Deere & Co.	6.950%	4/25/2014	175	191
Emerson Electric Co.	7.125%	8/15/2010	50	53
Emerson Electric Co.	4.625%	10/15/2012	300	287
General Dynamics Corp.	3.000%	5/15/2008	200	191
General Dynamics Corp.	4.250%	5/15/2013	75	70
General Electric Co.	5.000%	2/1/2013	450	438
Hanson PLC	7.875%	9/27/2010	75	81
Hanson PLC	5.250%	3/15/2013	100	96
Honeywell International, Inc.	6.125%	11/1/2011	100	103
Ingersoll-Rand Co.	4.750%	5/15/2015	225	211
John Deere Capital Corp.	4.875%	3/16/2009	600	592
John Deere Capital Corp.	7.000%	3/15/2012	125	134
Lockheed Martin Corp.	8.500%	12/1/2029	250	327
Masco Corp.	5.875%	7/15/2012	100	99
Masco Corp.	4.800%	6/15/2015	225	204
Mohawk Industries Inc.	5.750%	1/15/2011	25	25
Northrop Grumman Corp.	7.125%	2/15/2011	100	106
Northrop Grumman Corp.	7.750%	2/15/2031	125	151
Raytheon Co.	8.300%	3/1/2010	200	219
Raytheon Co.	5.500%	11/15/2012	175	174
Raytheon Co.	5.375%	4/1/2013	100	99
Raytheon Co.	7.200%	8/15/2027	100	113
Republic Services, Inc.	6.086%	3/15/2035	75	73
Textron Financial Corp.	4.600%	5/3/2010	150	145
Textron, Inc.	6.500%	6/1/2012	225	237
TRW, Inc.	7.750%	6/1/2029	100	121
Tyco International Group SA	6.750%	2/15/2011	125	130
Tyco International Group SA	6.375%	10/15/2011	125	128
Tyco International Group SA	6.000%	11/15/2013	50	50
Tyco International Group SA	7.000%	6/15/2028	325	346
United Technologies Corp.	4.375%	5/1/2010	100	97
United Technologies Corp.	4.875%	5/1/2015	125	119
United Technologies Corp.	6.700%	8/1/2028	100	111
United Technologies Corp.	7.500%	9/15/2029	125	152
United Technologies Corp.	5.400%	5/1/2035	50	47
USA Waste Services, Inc.	7.000%	7/15/2028	125	134
Waste Management, Inc.	5.000%	3/15/2014	75	71
Waste Management, Inc.	7.750%	5/15/2032	175	205
Communication (2.7%)
Alltel Corp.	7.000%	7/1/2012	250	270
America Movil SA de C.V	4.125%	3/1/2009	125	121
America Movil SA de C.V	5.500%	3/1/2014	50	48
America Movil SA de C.V	5.750%	1/15/2015	100	97
America Movil SA de C.V	6.375%	3/1/2035	175	165
Ameritech Capital Funding	6.150%	1/15/2008	275	278
AT&T Corp.	6.000%	3/15/2009	250	252
4 AT&T Corp.	9.750%	11/15/2031	300	359
AT&T Inc.	4.125%	9/15/2009	200	191
AT&T Inc.	5.300%	11/15/2010	50	49
AT&T Inc.	5.875%	2/1/2012	265	267
AT&T Inc.	5.875%	8/15/2012	185	186
AT&T Inc.	5.100%	9/15/2014	275	261
AT&T Inc.	6.150%	9/15/2034	25	24
BellSouth Capital Funding	7.875%	2/15/2030	225	259
BellSouth Corp.	4.200%	9/15/2009	225	216
BellSouth Corp.	4.750%	11/15/2012	125	119
BellSouth Corp.	5.200%	9/15/2014	175	167
BellSouth Corp.	6.550%	6/15/2034	225	225
BellSouth Corp.	6.000%	11/15/2034	60	56
BellSouth Telecommunications	6.375%	6/1/2028	70	69
British Sky Broadcasting Corp.	6.875%	2/23/2009	50	52
British Sky Broadcasting Corp.	8.200%	7/15/2009	50	54
4 British Telecommunications PLC	8.375%	12/15/2010	325	363
4 British Telecommunications PLC	8.875%	12/15/2030	200	254
CBS Corp.	7.700%	7/30/2010	125	134
CBS Corp.	6.625%	5/15/2011	375	387
CenturyTel, Inc.	5.000%	2/15/2015	50	46
Cingular Wireless LLC	7.125%	12/15/2031	150	164
Clear Channel Communications, Inc.	7.650%	9/15/2010	250	263
Clear Channel Communications, Inc.	5.000%	3/15/2012	75	69
Clear Channel Communications, Inc.	5.500%	9/15/2014	125	116
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	150	168
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	139	175
Comcast Cable Communications, Inc.	6.875%	6/15/2009	300	311
Comcast Cable Communications, Inc.	6.750%	1/30/2011	75	78
Comcast Cable Communications, Inc.	8.875%	5/1/2017	350	418
Comcast Corp.	5.850%	1/15/2010	800	804
Comcast Corp.	5.500%	3/15/2011	50	50
Comcast Corp.	5.900%	3/15/2016	75	74
Comcast Corp.	5.650%	6/15/2035	25	22
Comcast Corp.	6.500%	11/15/2035	100	97
Comcast Corp.	6.450%	3/15/2037	75	72
Cox Communications, Inc.	7.750%	11/1/2010	400	428
Cox Communications, Inc.	5.450%	12/15/2014	250	237
Cox Communications, Inc.	5.500%	10/1/2015	125	118
Deutsche Telekom International Finance	3.875%	7/22/2008	100	97
4 Deutsche Telekom International Finance	8.000%	6/15/2010	525	572
4 Deutsche Telekom International Finance	8.250%	6/15/2030	425	507
4 France Telecom	7.750%	3/1/2011	200	218
4 France Telecom	8.500%	3/1/2031	425	536
Gannett Co., Inc.	6.375%	4/1/2012	150	155
Grupo Televisa SA	6.625%	3/18/2025	100	101
Koninklijke KPN NV	8.000%	10/1/2010	175	188
New Cingular Wireless Services	7.500%	5/1/2007	50	51
New Cingular Wireless Services	7.875%	3/1/2011	300	328
New Cingular Wireless Services	8.125%	5/1/2012	250	281
New Cingular Wireless Services	8.750%	3/1/2031	175	221
News America Holdings, Inc.	9.250%	2/1/2013	200	235
News America Holdings, Inc.	8.150%	10/17/2036	175	201
News America Inc.	5.300%	12/15/2014	250	241
News America Inc.	6.200%	12/15/2034	25	23
3 News America Inc.	6.400%	12/15/2035	165	158
Nextel Communications	6.875%	10/31/2013	150	155
Nextel Communications	5.950%	3/15/2014	105	104
Nextel Communications	7.375%	8/1/2015	180	189
Pacific Bell	7.125%	3/15/2026	50	52
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	50	47
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	50	48
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	50	46
Reed Elsevier Capital	4.625%	6/15/2012	25	23
Sprint Capital Corp.	6.125%	11/15/2008	400	407
Sprint Capital Corp.	7.625%	1/30/2011	325	350
Sprint Capital Corp.	6.875%	11/15/2028	200	208
Sprint Capital Corp.	8.750%	3/15/2032	350	437
Telecom Italia Capital	4.000%	11/15/2008	135	130
Telecom Italia Capital	4.000%	1/15/2010	190	179
Telecom Italia Capital	4.875%	10/1/2010	100	96
Telecom Italia Capital	5.250%	11/15/2013	225	213
Telecom Italia Capital	4.950%	9/30/2014	125	115
Telecom Italia Capital	5.250%	10/1/2015	225	210
Telecom Italia Capital	6.375%	11/15/2033	50	47
Telecom Italia Capital	6.000%	9/30/2034	75	67
Tele-Communications, Inc.	7.875%	8/1/2013	50	55
Telefonica Europe BV	7.750%	9/15/2010	125	134
Telefonica Europe BV	8.250%	9/15/2030	200	233
Telefonos de Mexico SA	4.750%	1/27/2010	125	121
Telefonos de Mexico SA	5.500%	1/27/2015	125	119
Telus Corp.	7.500%	6/1/2007	300	307
Telus Corp.	8.000%	6/1/2011	125	138
Thomson Corp.	5.750%	2/1/2008	100	101
Thomson Corp.	5.500%	8/15/2035	200	180
Time Warner Entertainment	7.250%	9/1/2008	50	52
Time Warner Entertainment	8.375%	3/15/2023	175	198
Univision Communications, Inc.	7.850%	7/15/2011	175	183
US Cellular	6.700%	12/15/2033	75	72
Verizon Global Funding Corp.	4.000%	1/15/2008	200	195
Verizon Global Funding Corp.	7.250%	12/1/2010	300	318
Verizon Global Funding Corp.	6.875%	6/15/2012	900	945
Verizon Global Funding Corp.	7.750%	12/1/2030	125	138
Verizon New England, Inc.	6.500%	9/15/2011	200	203
Verizon New Jersey, Inc.	5.875%	1/17/2012	100	99
Verizon New York, Inc.	6.875%	4/1/2012	75	77
Verizon Virginia, Inc.	4.625%	3/15/2013	100	91
Vodafone AirTouch PLC	7.750%	2/15/2010	50	54
Vodafone AirTouch PLC	7.875%	2/15/2030	50	57
Vodafone Group PLC	3.950%	1/30/2008	200	195
Vodafone Group PLC	5.000%	12/16/2013	275	261
Vodafone Group PLC	5.000%	9/15/2015	200	187
Vodafone Group PLC	5.750%	3/15/2016	50	49
WPP Finance USA Corp.	5.875%	6/15/2014	75	74
Consumer Cyclical (1.5%)
Brinker International	5.750%	6/1/2014	50	49
Cendant Corp.	6.250%	3/15/2010	50	51
Cendant Corp.	7.375%	1/15/2013	300	330
Centex Corp.	5.450%	8/15/2012	75	73
Centex Corp.	5.125%	10/1/2013	50	47
Centex Corp.	5.250%	6/15/2015	300	279
Chrysler Corp.	7.450%	3/1/2027	50	53
CVS Corp.	4.000%	9/15/2009	75	72
CVS Corp.	4.875%	9/15/2014	75	71
D.R. Horton, Inc.	4.875%	1/15/2010	75	72
D.R. Horton, Inc.	5.250%	2/15/2015	220	201
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	250	246
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	250	242
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	25	26
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	175	169
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	600	598
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	625	660
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	125	127
Federated Department Stores, Inc.	6.625%	4/1/2011	200	208
Federated Department Stores, Inc.	6.790%	7/15/2027	50	51
Harrah's Operating Co., Inc.	7.125%	6/1/2007	100	102
Harrah's Operating Co., Inc.	5.375%	12/15/2013	250	238
Harrah's Operating Co., Inc.	5.625%	6/1/2015	200	192
Harrah's Operating Co., Inc.	5.750%	10/1/2017	125	119
Home Depot Inc.	3.750%	9/15/2009	225	215
Home Depot Inc.	4.625%	8/15/2010	150	146
Home Depot Inc.	5.400%	3/1/2016	325	321
J.C. Penney Co., Inc.	8.000%	3/1/2010	150	162
J.C. Penney Co., Inc.	7.950%	4/1/2017	75	86
J.C. Penney Co., Inc.	7.400%	4/1/2037	200	221
Johnson Controls, Inc.	5.250%	1/15/2011	75	74
Johnson Controls, Inc.	6.000%	1/15/2036	25	24
Kohl's Corp.	6.000%	1/15/2033	100	93
Lennar Corp.	5.600%	5/31/2015	225	215
Lowe's Cos., Inc.	6.875%	2/15/2028	25	28
Lowe's Cos., Inc.	6.500%	3/15/2029	200	214
Marriott International	4.625%	6/15/2012	100	94
May Department Stores Co.	5.750%	7/15/2014	50	50
2 May Department Stores Co.	9.750%	2/15/2021	75	89
May Department Stores Co.	6.650%	7/15/2024	75	76
May Department Stores Co.	6.700%	7/15/2034	50	50
MDC Holdings Inc.	5.500%	5/15/2013	75	70
Pulte Homes, Inc.	4.875%	7/15/2009	175	171
Pulte Homes, Inc.	5.250%	1/15/2014	75	70
Pulte Homes, Inc.	7.875%	6/15/2032	25	27
Pulte Homes, Inc.	6.000%	2/15/2035	50	44
Sabre Holdings	6.350%	3/15/2016	25	24
Target Corp.	3.375%	3/1/2008	125	121
Target Corp.	5.400%	10/1/2008	250	251
Target Corp.	7.500%	8/15/2010	75	81
Target Corp.	5.875%	3/1/2012	200	205
Target Corp.	7.000%	7/15/2031	25	29
Target Corp.	6.350%	11/1/2032	75	80
The Walt Disney Co.	5.375%	6/1/2007	400	400
The Walt Disney Co.	6.375%	3/1/2012	150	156
Time Warner, Inc.	8.180%	8/15/2007	450	465
Time Warner, Inc.	6.875%	5/1/2012	75	79
Time Warner, Inc.	9.150%	2/1/2023	195	236
Time Warner, Inc.	6.625%	5/15/2029	175	173
Time Warner, Inc.	7.625%	4/15/2031	150	164
Time Warner, Inc.	7.700%	5/1/2032	225	248
Toll Brothers, Inc.	5.150%	5/15/2015	100	90
Toyota Motor Credit Corp.	4.250%	3/15/2010	525	506
Wal-Mart Stores, Inc.	4.375%	7/12/2007	275	272
Wal-Mart Stores, Inc.	3.375%	10/1/2008	475	455
Wal-Mart Stores, Inc.	6.875%	8/10/2009	250	262
Wal-Mart Stores, Inc.	4.000%	1/15/2010	175	167
Wal-Mart Stores, Inc.	4.125%	7/1/2010	50	48
Wal-Mart Stores, Inc.	4.750%	8/15/2010	75	73
Wal-Mart Stores, Inc.	4.125%	2/15/2011	50	47
Wal-Mart Stores, Inc.	4.550%	5/1/2013	200	190
Wal-Mart Stores, Inc.	4.500%	7/1/2015	125	117
Wal-Mart Stores, Inc.	7.550%	2/15/2030	100	120
Wal-Mart Stores, Inc.	5.250%	9/1/2035	75	68
Yum! Brands, Inc.	8.875%	4/15/2011	100	113
Yum! Brands, Inc.	7.700%	7/1/2012	50	54
Consumer Noncyclical (1.8%)
Abbott Laboratories	3.500%	2/17/2009	125	119
Albertson's, Inc.	7.500%	2/15/2011	100	101
Albertson's, Inc.	7.450%	8/1/2029	75	66
Albertson's, Inc.	8.000%	5/1/2031	100	93
Altria Group, Inc.	5.625%	11/4/2008	125	125
Altria Group, Inc.	7.000%	11/4/2013	50	54
3 AmerisourceBergen Corp.	5.875%	9/15/2015	150	148
Amgen Inc.	4.000%	11/18/2009	175	167
Amgen Inc.	4.850%	11/18/2014	100	95
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	250	256
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	150	153
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	75	83
Archer-Daniels-Midland Co.	7.500%	3/15/2027	200	234
Archer-Daniels-Midland Co.	5.375%	9/15/2035	100	91
AstraZeneca PLC	5.400%	6/1/2014	75	74
3 Baxter Finco, BV	4.750%	10/15/2010	175	169
Boston Scientific	5.450%	6/15/2014	225	217
Boston Scientific	6.250%	11/15/2035	50	51
Bottling Group LLC	4.625%	11/15/2012	200	191
Bottling Group LLC	5.500%	4/1/2016	200	197
Bristol-Myers Squibb Co.	5.750%	10/1/2011	150	152
Bristol-Myers Squibb Co.	7.150%	6/15/2023	300	337
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	100	97
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	125	120
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	75	70
Campbell Soup Co.	6.750%	2/15/2011	100	105
Cardinal Health, Inc.	4.000%	6/15/2015	50	44
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	100	122
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	100	115
Clorox Co.	4.200%	1/15/2010	175	168
Clorox Co.	5.000%	1/15/2015	50	48
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	150	152
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	50	62
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	200	240
Coca-Cola HBC Finance	5.125%	9/17/2013	100	97
ConAgra Foods, Inc.	7.875%	9/15/2010	350	377
Diageo Finance BV	5.300%	10/28/2015	75	73
Eli Lilly & Co.	6.000%	3/15/2012	50	52
Fortune Brands Inc.	5.125%	1/15/2011	75	73
Fortune Brands Inc.	5.375%	1/15/2016	75	72
Fortune Brands Inc.	5.875%	1/15/2036	50	47
Genentech Inc.	4.400%	7/15/2010	75	72
Genentech Inc.	4.750%	7/15/2015	25	23
Genentech Inc.	5.250%	7/15/2035	75	67
General Mills, Inc.	6.000%	2/15/2012	33	34
Gillette Co.	3.800%	9/15/2009	100	95
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	150	146
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	75	70
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	400	462
4 H.J. Heinz Co.	6.750%	3/15/2032	225	221
Hospira, Inc.	4.950%	6/15/2009	75	73
Hospira, Inc.	5.900%	6/15/2014	75	75
Johnson & Johnson	3.800%	5/15/2013	75	69
Johnson & Johnson	4.950%	5/15/2033	75	69
Kellogg Co.	2.875%	6/1/2008	250	237
Kellogg Co.	6.600%	4/1/2011	220	230
Kimberly-Clark Corp.	4.875%	8/15/2015	200	192
Kimberly-Clark Corp.	6.250%	7/15/2018	50	52
Kraft Foods, Inc.	4.125%	11/12/2009	425	406
Kraft Foods, Inc.	5.625%	11/1/2011	50	50
Kraft Foods, Inc.	6.250%	6/1/2012	100	103
Kraft Foods, Inc.	5.250%	10/1/2013	25	24
Kraft Foods, Inc.	6.500%	11/1/2031	200	208
Kroger Co.	7.800%	8/15/2007	25	26
Kroger Co.	6.800%	4/1/2011	75	78
Kroger Co.	6.750%	4/15/2012	175	182
Kroger Co.	6.200%	6/15/2012	250	254
Kroger Co.	8.000%	9/15/2029	125	143
Laboratory Corp. of America	5.625%	12/15/2015	75	74
Medtronic Inc.	4.375%	9/15/2010	75	72
Medtronic Inc.	4.750%	9/15/2015	100	94
Merck & Co.	4.375%	2/15/2013	200	186
Merck & Co.	4.750%	3/1/2015	50	47
Merck & Co.	6.400%	3/1/2028	50	51
Merck & Co.	5.950%	12/1/2028	75	73
Molson Coors Capital Finance	4.850%	9/22/2010	50	49
Omnicom Group Inc.	5.900%	4/15/2016	25	25
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	125	141
PepsiAmericas Inc.	5.000%	5/15/2017	100	94
Pfizer, Inc.	4.500%	2/15/2014	325	310
Philip Morris Cos., Inc.	7.650%	7/1/2008	50	52
Philip Morris Cos., Inc.	7.750%	1/15/2027	175	201
Procter & Gamble Co.	6.875%	9/15/2009	100	105
Procter & Gamble Co.	4.950%	8/15/2014	50	48
Procter & Gamble Co.	5.500%	2/1/2034	25	24
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	500	626
Quest Diagnostic, Inc.	5.450%	11/1/2015	200	195
Safeway, Inc.	6.500%	3/1/2011	200	206
Safeway, Inc.	7.250%	2/1/2031	50	53
4 Schering-Plough Corp.	5.550%	12/1/2013	100	99
4 Schering-Plough Corp.	6.750%	12/1/2033	75	80
Sysco Corp.	5.375%	9/21/2035	100	93
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	150	141
Tyson Foods, Inc.	8.250%	10/1/2011	50	53
Unilever Capital Corp.	7.125%	11/1/2010	350	372
Unilever Capital Corp.	5.900%	11/15/2032	50	49
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	125	120
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	125	117
4 Wyeth	4.375%	3/1/2008	250	246
4 Wyeth	5.500%	3/15/2013	275	272
Wyeth	5.500%	2/1/2014	50	49
Wyeth	6.450%	2/1/2024	100	103
Wyeth	6.500%	2/1/2034	100	104
Wyeth	6.000%	2/15/2036	125	122
Energy (0.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	125	146
Amerada Hess Corp.	6.650%	8/15/2011	100	105
Amerada Hess Corp.	7.875%	10/1/2029	150	174
Anadarko Finance Co.	6.750%	5/1/2011	25	26
Anadarko Finance Co.	7.500%	5/1/2031	325	379
Baker Hughes, Inc.	6.875%	1/15/2029	100	112
Burlington Resources, Inc.	6.680%	2/15/2011	50	53
Burlington Resources, Inc.	7.400%	12/1/2031	175	208
Canadian Natural Resources	7.200%	1/15/2032	125	139
ChevronTexaco Capital Co.	3.500%	9/17/2007	250	244
ChevronTexaco Capital Co.	3.375%	2/15/2008	150	145
Conoco Funding Co.	6.350%	10/15/2011	275	287
Conoco Funding Co.	7.250%	10/15/2031	75	87
Devon Financing Corp.	7.875%	9/30/2031	250	302
Diamond Offshore Drilling	4.875%	7/1/2015	25	24
Encana Corp.	4.600%	8/15/2009	100	98
Encana Corp.	4.750%	10/15/2013	25	24
Encana Holdings Finance Corp.	5.800%	5/1/2014	100	101
Halliburton Co.	5.500%	10/15/2010	150	150
Husky Energy Inc.	6.150%	6/15/2019	100	99
Marathon Oil Corp.	6.125%	3/15/2012	100	103
Marathon Oil Corp.	6.800%	3/15/2032	50	55
Nexen, Inc.	5.050%	11/20/2013	50	48
Nexen, Inc.	7.875%	3/15/2032	50	59
Norsk Hydro	7.250%	9/23/2027	150	176
Occidental Petroleum	6.750%	1/15/2012	250	267
Occidental Petroleum	7.200%	4/1/2028	150	171
Ocean Energy, Inc.	4.375%	10/1/2007	100	99
Ocean Energy, Inc.	7.250%	10/1/2011	75	80
Petro-Canada	7.875%	6/15/2026	25	30
Petro-Canada	7.000%	11/15/2028	100	109
Petro-Canada	5.350%	7/15/2033	150	133
Petro-Canada	5.950%	5/15/2035	125	120
Phillips Petroleum Co.	8.750%	5/25/2010	450	505
Suncor Energy, Inc.	5.950%	12/1/2034	75	75
Sunoco, Inc.	4.875%	10/15/2014	50	47
Talisman Energy, Inc.	5.125%	5/15/2015	50	48
Talisman Energy, Inc.	5.850%	2/1/2037	125	117
Tosco Corp.	8.125%	2/15/2030	100	126
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	175	206
Valero Energy Corp.	7.500%	4/15/2032	75	86
XTO Energy, Inc.	6.250%	4/15/2013	175	181
XTO Energy, Inc.	5.000%	1/31/2015	50	47
XTO Energy, Inc.	5.300%	6/30/2015	100	97
Technology (0.5%)
Cisco Systems Inc.	5.250%	2/22/2011	400	397
Cisco Systems Inc.	5.500%	2/22/2016	200	197
3,4 Computer Associates Inc.	5.250%	12/1/2009	125	122
Deluxe Corp.	3.500%	10/1/2007	50	48
Deluxe Corp.	5.125%	10/1/2014	25	21
Electronic Data Systems	7.125%	10/15/2009	50	53
4 Electronic Data Systems	6.500%	8/1/2013	50	51
Electronic Data Systems	7.450%	10/15/2029	25	27
First Data Corp.	4.500%	6/15/2010	75	72
First Data Corp.	4.850%	10/1/2014	75	70
First Data Corp.	4.950%	6/15/2015	50	47
Harris Corp.	5.000%	10/1/2015	125	116
Hewlett-Packard Co.	3.625%	3/15/2008	400	388
International Business Machines Corp.	6.450%	8/1/2007	500	508
International Business Machines Corp.	5.375%	2/1/2009	25	25
International Business Machines Corp.	4.375%	6/1/2009	150	146
International Business Machines Corp.	6.220%	8/1/2027	75	78
International Business Machines Corp.	7.125%	12/1/2096	250	279
Motorola, Inc.	7.625%	11/15/2010	44	48
Motorola, Inc.	8.000%	11/1/2011	50	56
Motorola, Inc.	7.500%	5/15/2025	75	86
Motorola, Inc.	6.500%	9/1/2025	125	130
3 Oracle Corp.	5.000%	1/15/2011	100	98
3 Oracle Corp.	5.250%	1/15/2016	275	264
Pitney Bowes, Inc.	4.875%	8/15/2014	325	309
Pitney Bowes, Inc.	4.750%	1/15/2016	100	93
Science Applications International Corp.	6.250%	7/1/2012	25	25
Science Applications International Corp.	5.500%	7/1/2033	25	22
Transportation (0.4%)
2 American Airlines, Inc.	6.855%	4/15/2009	133	136
American Airlines, Inc.	7.024%	10/15/2009	50	52
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	400	410
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	25	26
Canadian National Railway Co.	6.800%	7/15/2018	250	277
Canadian Pacific Rail	6.250%	10/15/2011	175	182
CNF, Inc.	6.700%	5/1/2034	75	74
Continental Airlines, Inc.	6.563%	2/15/2012	200	209
2 Continental Airlines, Inc.	6.648%	9/15/2017	31	32
CSX Corp.	6.300%	3/15/2012	250	258
3 ERAC USA Finance Co.	7.350%	6/15/2008	150	155
FedEx Corp.	2.650%	4/1/2007	75	73
Norfolk Southern Corp.	6.200%	4/15/2009	75	77
Norfolk Southern Corp.	7.700%	5/15/2017	450	518
Norfolk Southern Corp.	7.800%	5/15/2027	50	60
Norfolk Southern Corp.	7.900%	5/15/2097	50	62
Southwest Airlines Co.	6.500%	3/1/2012	250	258
Union Pacific Corp.	6.125%	1/15/2012	25	26
Union Pacific Corp.	6.500%	4/15/2012	275	288
Union Pacific Corp.	7.125%	2/1/2028	150	169
Union Pacific Corp.	6.625%	2/1/2029	100	108
Other (0.1%)
Black & Decker Corp.	4.750%	11/1/2014	175	161
3 Cooper Industries, Inc.	5.250%	11/15/2012	100	97
Dover Corp.	4.875%	10/15/2015	50	47
Hughes Supply Inc.	5.500%	10/15/2014	100	100
Rockwell International Corp.	6.700%	1/15/2028	50	54

				74,094

Utilities (1.9%)
Electric (1.4%)
AEP Texas Central Co.	6.650%	2/15/2033	200	209
Alabama Power Co.	3.500%	11/15/2007	275	267
Alabama Power Co.	5.500%	10/15/2017	100	98
American Electric Power Co., Inc.	5.375%	3/15/2010	150	149
Arizona Public Service Co.	5.800%	6/30/2014	75	74
Boston Edison Co.	4.875%	4/15/2014	50	48
CenterPoint Energy Houston	5.700%	3/15/2013	300	300
CenterPoint Energy Houston	6.950%	3/15/2033	50	55
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	75	75
Commonwealth Edison Co.	6.150%	3/15/2012	150	153
Consolidated Edison Co. of New York	5.300%	3/1/2035	100	90
Constellation Energy Group, Inc.	6.125%	9/1/2009	200	204
Constellation Energy Group, Inc.	7.000%	4/1/2012	200	213
Constellation Energy Group, Inc.	7.600%	4/1/2032	75	86
Consumers Energy Co.	4.250%	4/15/2008	75	73
Consumers Energy Co.	4.800%	2/17/2009	150	147
Consumers Energy Co.	5.375%	4/15/2013	75	73
Detroit Edison Co.	6.125%	10/1/2010	75	77
Dominion Resources, Inc.	5.150%	7/15/2015	275	258
Dominion Resources, Inc.	6.300%	3/15/2033	100	97
Dominion Resources, Inc.	5.950%	6/15/2035	25	23
DTE Energy Co.	7.050%	6/1/2011	100	106
Duke Capital Corp.	6.750%	2/15/2032	50	52
Duke Energy Corp.	6.250%	1/15/2012	400	413
Duke Energy Corp.	6.000%	12/1/2028	100	96
El Paso Electric Co.	6.000%	5/15/2035	50	47
Empresa Nacional Electric	8.350%	8/1/2013	100	112
Energy East Corp.	6.750%	6/15/2012	150	159
Entergy Gulf States, Inc.	3.600%	6/1/2008	100	96
Exelon Corp.	4.900%	6/15/2015	200	185
FirstEnergy Corp.	6.450%	11/15/2011	175	181
FirstEnergy Corp.	7.375%	11/15/2031	200	222
Florida Power & Light Co.	5.625%	4/1/2034	25	24
Florida Power & Light Co.	4.950%	6/1/2035	175	151
FPL Group Capital, Inc.	7.375%	6/1/2009	250	264
Jersey Central Power & Light	5.625%	5/1/2016	125	124
3 Kansas City Power & Light	6.050%	11/15/2035	50	48
MidAmerican Energy Co.	6.750%	12/30/2031	125	135
MidAmerican Energy Co.	5.750%	11/1/2035	250	240
3 MidAmerican Energy Holdings Co.	6.125%	4/1/2036	650	636
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	200	195
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	125	135
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	175	166
NiSource Finance Corp.	7.875%	11/15/2010	100	109
NiSource Finance Corp.	5.250%	9/15/2017	150	141
Oncor Electric Delivery Co.	6.375%	1/15/2015	75	77
Oncor Electric Delivery Co.	7.250%	1/15/2033	125	139
Pacific Gas & Electric Co.	3.600%	3/1/2009	175	166
Pacific Gas & Electric Co.	4.200%	3/1/2011	50	47
Pacific Gas & Electric Co.	4.800%	3/1/2014	25	24
Pacific Gas & Electric Co.	6.050%	3/1/2034	300	294
PacifiCorp	7.700%	11/15/2031	100	122
PacifiCorp	5.250%	6/15/2035	100	90
Pepco Holdings, Inc.	6.450%	8/15/2012	75	77
Pepco Holdings, Inc.	7.450%	8/15/2032	50	56
PPL Electric Utilities Corp.	6.250%	8/15/2009	200	205
PPL Energy Supply LLC	6.400%	11/1/2011	50	52
Progress Energy, Inc.	6.050%	4/15/2007	125	126
Progress Energy, Inc.	7.100%	3/1/2011	350	371
Progress Energy, Inc.	6.850%	4/15/2012	25	26
Progress Energy, Inc.	7.000%	10/30/2031	25	27
PSE&G Power LLC	6.950%	6/1/2012	250	265
PSE&G Power LLC	8.625%	4/15/2031	200	254
PSI Energy Inc.	5.000%	9/15/2013	125	120
Public Service Co. of Colorado	4.375%	10/1/2008	250	244
Public Service Co. of Colorado	7.875%	10/1/2012	125	141
Puget Sound Energy Inc.	5.483%	6/1/2035	25	23
South Carolina Electric & Gas Co.	5.300%	5/15/2033	100	93
Southern California Edison Co.	5.000%	1/15/2014	200	193
Southern California Edison Co.	5.000%	1/15/2016	50	48
Southern California Edison Co.	5.750%	4/1/2035	75	72
Southern California Edison Co.	5.350%	7/15/2035	100	90
Southern Power Co.	6.250%	7/15/2012	100	102
TXU Energy Co.	7.000%	3/15/2013	100	104
Union Electric Co.	5.400%	2/1/2016	100	97
United Utilities PLC	5.375%	2/1/2019	175	162
Virginia Electric & Power Co.	6.000%	1/15/2036	50	47
Xcel Energy, Inc.	7.000%	12/1/2010	75	79
Natural Gas (0.5%)
AGL Capital Corp.	7.125%	1/14/2011	50	53
Atmos Energy Corp.	4.000%	10/15/2009	125	119
Atmos Energy Corp.	4.950%	10/15/2014	50	47
Boardwalk Pipelines LLC	5.500%	2/1/2017	25	24
Consolidated Natural Gas	5.000%	12/1/2014	225	211
Enbridge Inc.	4.900%	3/1/2015	75	72
3 Energy Transfer Partners LP	5.650%	8/1/2012	100	97
Energy Transfer Partners LP	5.950%	2/1/2015	75	74
* Enron Corp.	9.125%	4/1/2003	500	208
* Enron Corp.	7.125%	5/15/2007	150	62
* Enron Corp.	6.875%	10/15/2007	500	208
Enterprise Products Operating LP	4.950%	6/1/2010	100	97
Enterprise Products Operating LP	5.600%	10/15/2014	125	121
Enterprise Products Operating LP	6.875%	3/1/2033	50	51
Enterprise Products Operating LP	6.650%	10/15/2034	25	25
* HNG Internorth	9.625%	3/15/2006	500	208
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	100	106
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	271
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	50	45
Kinder Morgan, Inc.	6.500%	9/1/2012	125	129
Kinder Morgan, Inc.	6.400%	1/5/2036	75	73
KN Energy, Inc.	7.250%	3/1/2028	150	161
Magellan Midstream Partners, LP	5.650%	10/15/2016	75	73
Oneok Inc.	5.200%	6/15/2015	75	71
Oneok Inc.	6.000%	6/15/2035	75	70
San Diego Gas & Electric	5.350%	5/15/2035	25	23
Sempra Energy	7.950%	3/1/2010	150	162
Texas Gas Transmission	4.600%	6/1/2015	100	91
Trans-Canada Pipelines	5.600%	3/31/2034	150	142
Trans-Canada Pipelines	5.850%	3/15/2036	50	49
*3 Yosemite Security Trust	8.250%	11/15/2004	775	488

				14,470

Total Corporate Bonds
(Cost $204,234)				199,116

Sovereign Bonds (U.S. Dollar-Denominated) (3.2%)

Bayerische Landesbank	2.875%	10/15/2008	150	141
Canadian Government	5.250%	11/5/2008	100	100
Canadian Mortgage & Housing	2.950%	6/2/2008	100	96
China Development Bank	4.750%	10/8/2014	100	95
China Development Bank	5.000%	10/15/2015	100	95
Corp. Andina de Fomento	5.200%	5/21/2013	125	122
Development Bank of Japan	4.250%	6/9/2015	50	46
Eksportfinans	4.750%	12/15/2008	250	248
European Investment Bank	2.375%	6/15/2007	250	242
European Investment Bank	3.125%	10/15/2007	200	194
European Investment Bank	3.500%	3/14/2008	400	389
European Investment Bank	3.875%	8/15/2008	400	390
European Investment Bank	4.000%	3/3/2010	675	646
European Investment Bank	4.625%	5/15/2014	175	170
Export Development Canada	4.000%	8/1/2007	150	148
Export-Import Bank of Korea	4.500%	8/12/2009	200	194
Export-Import Bank of Korea	4.625%	3/16/2010	100	97
Federation of Malaysia	8.750%	6/1/2009	400	437
Hellenic Republic	6.950%	3/4/2008	125	129
Instituto de Credito Oficial	6.000%	5/19/2008	150	153
Inter-American Development Bank	6.375%	10/22/2007	250	255
Inter-American Development Bank	5.625%	4/16/2009	750	763
Inter-American Development Bank	8.500%	3/15/2011	130	148
Inter-American Development Bank	7.000%	6/15/2025	100	118
International Bank for Reconstruction & Development	4.125%	6/24/2009	550	535
International Bank for Reconstruction & Development	4.125%	8/12/2009	525	511
International Finance Corp.	3.000%	4/15/2008	300	289
Japan Finance Corp.	4.625%	4/21/2015	100	95
Korea Development Bank	3.875%	3/2/2009	100	96
Korea Development Bank	4.750%	7/20/2009	200	196
Korea Development Bank	4.625%	9/16/2010	100	97
Korea Development Bank	5.750%	9/10/2013	250	252
Korea Electric Power	7.750%	4/1/2013	175	196
Kreditanstalt fur Wiederaufbau	3.250%	7/16/2007	1,475	1,445
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	400	395
Kreditanstalt fur Wiederaufbau	3.250%	3/30/2009	25	24
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	175	169
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	50	46
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	75	74
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	75	72
Landwirtschaftliche Rentenbank	3.375%	11/15/2007	500	487
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	100	96
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	50	48
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	100	97
Nordic Investment Bank	3.125%	4/24/2008	150	144
Pemex Project Funding Master Trust	8.500%	2/15/2008	150	157
Pemex Project Funding Master Trust	6.125%	8/15/2008	125	126
4 Pemex Project Funding Master Trust	7.875%	2/1/2009	250	263
Pemex Project Funding Master Trust	5.750%	12/15/2015	250	239
4 Pemex Project Funding Master Trust	8.625%	2/1/2022	400	472
3 Pemex Project Funding Master Trust	6.625%	6/15/2035	50	48
Pemex Project Funding Master Trust	6.625%	6/15/2035	75	73
People's Republic of China	7.300%	12/15/2008	50	52
People's Republic of China	4.750%	10/29/2013	50	48
Province of British Columbia	5.375%	10/29/2008	200	201
Province of Manitoba	7.500%	2/22/2010	300	324
Province of New Brunswick	3.500%	10/23/2007	200	195
Province of Nova Scotia	5.750%	2/27/2012	50	51
Province of Ontario	3.350%	7/16/2007	325	318
Province of Ontario	5.500%	10/1/2008	200	202
Province of Ontario	3.625%	10/21/2009	125	119
Province of Ontario	5.125%	7/17/2012	450	448
Province of Ontario	4.500%	2/3/2015	75	71
Province of Quebec	5.000%	7/17/2009	950	941
Province of Quebec	6.125%	1/22/2011	75	77
Province of Quebec	7.500%	9/15/2029	75	93
Quebec Hydro Electric	8.400%	1/15/2022	275	357
Quebec Hydro Electric	8.050%	7/7/2024	200	257
Republic of Chile	5.625%	7/23/2007	225	226
Republic of Chile	7.125%	1/11/2012	50	54
Republic of Chile	5.500%	1/15/2013	50	50
Republic of Hungary	4.750%	2/3/2015	250	234
Republic of Italy	3.625%	9/14/2007	150	147
Republic of Italy	3.750%	12/14/2007	50	49
Republic of Italy	4.000%	6/16/2008	50	49
Republic of Italy	3.250%	5/15/2009	225	213
Republic of Italy	6.000%	2/22/2011	650	669
Republic of Italy	5.625%	6/15/2012	1,375	1,398
Republic of Italy	4.500%	1/21/2015	275	262
Republic of Italy	5.375%	6/15/2033	175	168
Republic of Korea	8.875%	4/15/2008	200	215
Republic of Korea	4.250%	6/1/2013	250	232
Republic of Korea	4.875%	9/22/2014	100	96
Republic of Korea	5.625%	11/3/2025	100	97
Republic of Poland	6.250%	7/3/2012	150	156
Republic of Poland	5.250%	1/15/2014	200	197
Republic of South Africa	8.500%	6/23/2017	100	121
State of Israel	4.625%	6/15/2013	75	70
Swedish Export Credit Corp.	4.125%	10/15/2008	100	98
Swedish Export Credit Corp.	4.000%	6/15/2010	150	146
United Mexican States	8.375%	1/14/2011	1,500	1,659
United Mexican States	6.375%	1/16/2013	74	76
United Mexican States	5.875%	1/15/2014	250	248
United Mexican States	6.625%	3/3/2015	10	10
United Mexican States	11.375%	9/15/2016	100	141
United Mexican States	5.625%	1/15/2017	525	508
United Mexican States	8.125%	12/30/2019	125	147
United Mexican States	8.300%	8/15/2031	350	423
United Mexican States	7.500%	4/8/2033	100	112
United Mexican States	6.750%	9/27/2034	350	362

Total Sovereign Bonds
(Cost $24,897)				24,545

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	125	118
Illinois (Taxable Pension) GO	5.100%	6/1/2033	850	795
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	175	171
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	100	122
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	5	5
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	70	65
Oregon (Taxable Pension) GO	5.762%	6/1/2023	50	51
Oregon (Taxable Pension) GO	5.892%	6/1/2027	75	77
Oregon School Board Assn	5.528%	6/30/2028	50	49
Oregon School Board Assn. GO	4.759%	6/30/2028	75	68
Wisconsin Public Service Rev	4.800%	5/1/2013	75	72
Wisconsin Public Service Rev	5.700%	5/1/2026	75	76

Total Taxable Municipal Bonds
(Cost $1,661)				1,669

			Shares

Temporary Cash Investment (1.1%)

5 Vanguard Market Liquidity Fund, 4.715%
(Cost $8,281)			8,281,023	8,281

Total Investments (100.5%)
(Cost $795,939)				781,323

Other Assets and Liabilities—Net (-0.5%)				(3,523)

Net Assets (100%)				777,800

*	Non-income-producing security--security in default.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressionalaction.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $5,467,000, representing 0.7% of net assets.
4	Adjustable-rate note.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investment securities for tax purposes was $795,939,000. Net unrealized depreciation of investment securities for tax purposes was $14,616,000, consisting of unrealized gains of $4,868,000 on securities that had risen in value since their purchase and $19,484,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund-Short Term Investment Grade Portfolio Schedule of Investments March 31, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (10.7%)

U.S. Government Securities (4.0%)
U.S. Treasury Note	2.750%	8/15/2007	6,200	6,026
U.S. Treasury Note	4.250%	10/31/2007	1,500	1,486
U.S. Treasury Note	4.250%	11/30/2007	500	495
U.S. Treasury Note	4.125%	8/15/2008	300	296
U.S. Treasury Note	3.250%	1/15/2009	4,400	4,221
U.S. Treasury Note	3.875%	7/15/2010	800	771
U.S. Treasury Note	3.875%	9/15/2010	525	505
U.S. Treasury Note	4.250%	10/15/2010	610	596
U.S. Treasury Note	4.250%	1/15/2011	350	341
U.S. Treasury Note	4.250%	8/15/2015	325	310

				15,047

Mortgage-Backed Securities (6.7%)
Conventional Mortgage-Backed Securities (0.9%)
1,2 Federal Home Loan Mortgage Corp.	5.000%	4/1/2021	2,000	1,949
1,2 Federal Home Loan Mortgage Corp.	6.000%	4/1/2017	338	342
1,2 Federal National Mortgage Assn	6.000%	12/1/2016	392	398
1,2 Federal National Mortgage Assn	6.500%	9/1/2016	138	142
1,2 Federal National Mortgage Assn	6.500%	9/1/2016	303	310
1,2 Federal National Mortgage Assn	7.000%	4/1/2013	204	208
Non-Conventional Mortgage-Backed Securities (5.8%)
1,2 Federal Home Loan Mortgage Corp.	3.500%	3/15/2010	185	184
1,2 Federal Home Loan Mortgage Corp.	3.694%	8/1/2033	230	223
1,2 Federal Home Loan Mortgage Corp.	3.824%	8/1/2033	330	321
1,2 Federal Home Loan Mortgage Corp.	3.876%	7/1/2033	1,340	1,310
1,2 Federal Home Loan Mortgage Corp.	3.918%	6/1/2033	1,154	1,125
1,2 Federal Home Loan Mortgage Corp.	4.000%	10/15/2018	473	469
1,2 Federal Home Loan Mortgage Corp.	4.069%	5/1/2033	207	203
1,2 Federal Home Loan Mortgage Corp.	4.074%	6/1/2033	399	390
1,2 Federal Home Loan Mortgage Corp.	4.114%	5/1/2033	466	456
1,2 Federal Home Loan Mortgage Corp.	4.192%	2/1/2033	405	397
1,2 Federal Home Loan Mortgage Corp.	4.268%	1/1/2033	324	319
1,2 Federal Home Loan Mortgage Corp.	4.629%	10/1/2032	287	287
1,2 Federal Home Loan Mortgage Corp.	4.685%	9/1/2032	425	422
1,2 Federal Home Loan Mortgage Corp.	4.768%	8/1/2032	200	200
1,2 Federal Home Loan Mortgage Corp.	4.785%	9/1/2032	195	194
1,2 Federal Home Loan Mortgage Corp.	4.845%	9/1/2032	379	380
1,2 Federal Home Loan Mortgage Corp.	5.000%	5/15/2018	220	219
1,2 Federal Home Loan Mortgage Corp.	5.000%	5/15/2018	500	496
1,2 Federal Home Loan Mortgage Corp.	5.000%	9/15/2018	275	274
1,2 Federal Home Loan Mortgage Corp.	5.000%	7/15/2024	400	395
1,2 Federal Home Loan Mortgage Corp.	5.000%	12/15/2034	325	321
1,2 Federal National Mortgage Assn	3.000%	8/25/2032	117	114
1,2 Federal National Mortgage Assn	3.424%	8/1/2033	372	360
1,2 Federal National Mortgage Assn	3.459%	8/1/2033	343	333
1,2 Federal National Mortgage Assn	3.500%	1/25/2009	71	71
1,2 Federal National Mortgage Assn	3.500%	9/25/2009	191	189
1,2 Federal National Mortgage Assn	3.606%	8/1/2033	297	288
1,2 Federal National Mortgage Assn	3.701%	8/1/2033	579	564
1,2 Federal National Mortgage Assn	3.711%	9/1/2033	691	672
1,2 Federal National Mortgage Assn	3.715%	8/1/2033	115	112
1,2 Federal National Mortgage Assn	3.722%	7/1/2033	457	446
1,2 Federal National Mortgage Assn	3.725%	6/1/2033	657	641
1,2 Federal National Mortgage Assn	3.755%	10/1/2033	369	359
1,2 Federal National Mortgage Assn	3.773%	8/1/2033	639	623
1,2 Federal National Mortgage Assn	3.799%	9/1/2033	1,326	1,293
1,2 Federal National Mortgage Assn	3.821%	7/1/2033	671	655
1,2 Federal National Mortgage Assn	3.927%	4/1/2033	954	935
1,2 Federal National Mortgage Assn	3.955%	5/1/2033	839	822
1,2 Federal National Mortgage Assn	3.984%	5/1/2033	154	151
1,2 Federal National Mortgage Assn	4.040%	4/1/2033	274	269
1,2 Federal National Mortgage Assn	4.049%	5/1/2033	539	529
1,2 Federal National Mortgage Assn	4.136%	5/1/2033	1,276	1,254
1,2 Federal National Mortgage Assn	4.192%	7/1/2033	1,569	1,541
1,2 Federal National Mortgage Assn	4.533%	12/1/2032	233	231
1,2 Federal National Mortgage Assn	4.850%	9/1/2032	199	199
1,2 Federal National Mortgage Assn	4.900%	9/1/2032	109	110
1,2 Federal National Mortgage Assn	5.241%	7/1/2032	105	106

				24,801

Total U.S. Government and Agency Obligations
(Cost $40,806)				39,848

Corporate Bonds (86.3%)

Asset-Backed/Commercial Mortgage-Backed Securities (20.9%)
2,3 AESOP Funding II LLC	2.750%	7/20/2007	567	565
2,3 AESOP Funding II LLC	2.760%	4/20/2008	450	442
2,4 American Express Credit Account Master Trust	5.199%	11/15/2010	1,800	1,814
2,4 American Express Credit Account Master Trust	4.839%	3/15/2012	370	372
2,4 American Express Issuance Trust	4.779%	8/15/2011	500	500
2,3 ARG Funding Corp.	4.020%	4/20/2009	620	605
2 Bank of America Mortgage Securities	4.879%	9/25/2032	77	77
2 Bank of America Mortgage Securities	4.183%	5/25/2033	300	295
2 Bank of America Mortgage Securities	3.566%	2/25/2034	347	335
2,4 Bank One Issuance Trust	4.779%	10/15/2009	460	460
2 Bay View Auto Trust	3.860%	3/25/2010	390	385
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	260	250
2,3,4 BMW Floorplan Master Owner Trust	4.803%	10/17/2008	2,500	2,501
2,3,4 BMW Floorplan Master Owner Trust	4.952%	10/17/2008	230	230
2 BMW Vehicle Owner Trust	2.670%	3/25/2008	523	519
2 California Infrastructure & Economic Development Bank Special Purpose Trust	6.310%	9/25/2008	47	47
2 California Infrastructure & Economic Development Bank Special Purpose Trust	6.380%	9/25/2008	328	329
2 California Infrastructure & Economic Development Bank Special Purpose Trust	6.420%	9/25/2008	281	282
2 Capital Auto Receivables Asset Trust	2.640%	11/17/2008	500	484
2,4 Capital One Master Trust	5.259%	10/15/2010	575	579
2 Capital One Multi-Asset Execution Trust	2.950%	8/17/2009	1,500	1,484
2 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	880	850
2 Capital One Prime Auto Receivables Trust	3.060%	3/17/2008	187	186
2 Capital One Prime Auto Receivables Trust	4.320%	8/15/2009	500	495
2 Capital One Prime Auto Receivables Trust	4.990%	9/15/2010	900	897
2 CarMax Auto Owner Trust	4.130%	5/15/2009	500	494
2 CarMax Auto Owner Trust	4.210%	1/15/2010	350	345
2,4 Chase Credit Card Master Trust	4.859%	7/15/2010	1,700	1,703
2 Chase Funding Mortgage Loan Asset-Backed Certificates	2.727%	3/25/2020	40	40
2,4 Chase Issuance Trust	4.789%	10/15/2012	600	602
2 Chase Manhattan Auto Owner Trust	2.260%	11/15/2007	342	341
2 Chase Manhattan Auto Owner Trust	2.080%	5/15/2008	744	737
2 Chase Manhattan Auto Owner Trust	3.870%	6/15/2009	700	688
2 Chase Manhattan Auto Owner Trust	3.980%	4/15/2011	400	388
2 CIT Equipment Collateral	4.420%	5/20/2009	800	786
2 Citibank Credit Card Issuance Trust	2.550%	1/20/2009	1,100	1,078
2 Citibank Credit Card Issuance Trust	4.850%	2/10/2011	900	891
2 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	825	820
2 Citibank Credit Card Issuance Trust	4.750%	10/22/2012	1,000	984
2 Citigroup Mortgage Loan Trust, Inc.	4.691%	3/25/2034	300	294
2 CNH Equipment Trust	2.470%	1/15/2008	311	309
2 CNH Equipment Trust	5.200%	8/16/2010	600	599
2,4 CNH Wholesale Master Note Trust	4.859%	6/15/2011	550	547
2 COMED Transitional Funding Trust	5.630%	6/25/2009	55	56
2 Countrywide Home Loans	4.054%	5/25/2033	301	295
2 Countrywide Home Loans	3.458%	11/19/2033	536	520
2 DaimlerChrysler Auto Trust	2.000%	12/8/2007	78	77
2 DaimlerChrysler Auto Trust	2.980%	8/8/2008	1,200	1,186
2,4 Discover Card Master Trust I	4.779%	4/16/2010	800	801
2,4 Discover Card Master Trust I	4.759%	9/16/2010	1,000	1,001
2 Fifth Third Auto Trust	3.190%	2/20/2008	381	379
2 First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust	6.136%	3/15/2033	130	134
2,4 Fleet Home Equity Loan Trust	5.026%	1/20/2033	354	354
2 Ford Credit Auto Owner Trust	2.930%	3/15/2008	1,356	1,343
2 Ford Credit Auto Owner Trust	3.480%	11/15/2008	1,000	988
2 Ford Credit Auto Owner Trust	4.170%	1/15/2009	420	416
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	230	227
2 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	450	434
2,4 GE Capital Credit Card Master Note Trust	4.799%	6/15/2010	470	470
2,4 GE Capital Credit Card Master Note Trust	4.789%	9/15/2010	1,000	1,001
2,4 GE Capital Credit Card Master Note Trust	4.789%	3/15/2013	400	400
2,4 GMAC Mortgage Corp. Loan Trust	4.968%	10/25/2034	420	420
2,4 Gracechurch Card Funding PLC	4.769%	11/16/2009	600	600
2,4 Gracechurch Card Funding PLC	4.759%	9/15/2010	800	802
2,4 Granite Mortgages PLC	5.030%	9/20/2044	339	340
2,4 GreenPoint Home Equity Loan Trust	5.019%	4/15/2029	122	122
2 Harley-Davidson Motorcycle Trust	4.040%	10/15/2009	135	135
2 Harley-Davidson Motorcycle Trust	4.500%	1/15/2010	406	405
2 Harley-Davidson Motorcycle Trust	2.630%	11/15/2010	492	479
2 Harley-Davidson Motorcycle Trust	2.070%	2/15/2011	642	619
2 Harley-Davidson Motorcycle Trust	3.560%	2/15/2012	630	611
2 Harley-Davidson Motorcycle Trust	5.040%	10/15/2012	650	647
2,3 Hertz Vehicle Financing	2.380%	5/25/2008	1,460	1,422
2,4 Holmes Financing PLC	4.680%	4/15/2011	1,170	1,170
2 Honda Auto Receivables Owner Trust	2.140%	4/23/2007	39	39
2 Honda Auto Receivables Owner Trust	2.190%	5/15/2007	125	124
2 Honda Auto Receivables Owner Trust	3.870%	4/20/2009	1,000	983
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	400	396
2 Honda Auto Receivables Owner Trust	4.850%	10/19/2009	350	348
2 Hyundai Auto Receivables Trust	2.330%	11/15/2007	175	174
2 Illinois Power Special Purpose Trust	5.540%	6/25/2009	394	395
2 John Deere Owner Trust	3.980%	6/15/2009	300	293
2 JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/2033	150	154
2 JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/2046	500	487
2 Master Adjustable Rate Mortgages Trust	3.853%	4/25/2034	481	466
2 MBNA Credit Card Master Note Trust	4.200%	9/15/2010	2,500	2,455
2,4 Mellon Bank Premium Finance Loan Master Trust	5.070%	6/15/2009	680	681
2 Merrill Lynch Mortgage Investors, Inc.	4.210%	2/25/2033	458	450
2 Merrill Lynch Mortgage Investors, Inc.	4.610%	7/25/2033	295	290
2 Merrill Lynch Mortgage Investors, Inc.	4.599%	2/25/2034	217	213
2 Merrill Lynch Trust Securitization	4.100%	8/25/2009	800	789
2 Morgan Stanley Auto Loan Trust	2.640%	11/15/2007	326	324
2,4 Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	5.088%	11/25/2015	200	200
2 Morgan Stanley Mortgage Loan Trust	4.089%	2/25/2034	410	399
2 National City Auto Receivables Trust	2.110%	7/15/2008	980	969
2,4 National City Credit Card Master Trust	4.799%	8/15/2012	1,200	1,204
2 Nissan Auto Receivables Owner Trust	2.010%	11/15/2007	161	159
2 Nissan Auto Receivables Owner Trust	2.700%	12/17/2007	833	828
2 Nissan Auto Receivables Owner Trust	3.990%	7/15/2009	1,000	985
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	300	296
2 Nissan Auto Receivables Owner Trust	4.740%	9/15/2009	700	695
2,4 Nissan Auto Receivables Owner Trust	4.779%	7/15/2010	700	700
2 PECO Energy Transition Trust	6.050%	3/1/2009	183	184
2,4 Permanent Financing PLC	4.950%	3/10/2009	350	350
2,4 Permanent Financing PLC	4.990%	9/10/2010	1,530	1,530
2,4 Permanent Financing PLC	4.990%	6/10/2011	650	651
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	850	819
2 PG&E Energy Recovery Funding LLC	4.370%	6/25/2014	1,000	959
2 PP&L Transition Bond Co. LLC	7.050%	6/25/2009	100	101
2 Provident Funding Mortgage Loan Trust	4.052%	4/25/2034	701	683
2 Regions Auto Receivables Trust	2.310%	1/15/2008	325	324
2,4 Rental Car Finance Corp.	5.018%	6/25/2009	670	672
2 Salomon Brothers Mortgage Securities VII	4.124%	9/25/2033	857	837
2 Thornburg Mortgage Securities Trust	3.320%	3/25/2044	422	406
2 Triad Automobile Receivables Trust	1.900%	7/14/2008	336	334
2 USAA Auto Owner Trust	4.550%	2/16/2010	1,100	1,089
2 USAA Auto Owner Trust	5.010%	9/15/2010	900	897
2 USAA Auto Owner Trust	2.670%	10/15/2010	450	438
2 USAA Auto Owner Trust	4.130%	11/15/2011	500	489
2 Volkswagen Auto Loan Enhanced Trust	2.270%	10/22/2007	337	335
2,4 Volkswagen Credit Auto Master Trust	4.796%	7/20/2010	1,125	1,126
2,4 Wachovia Asset Securitization, Inc.	5.078%	6/25/2033	203	203
2 Wachovia Auto Owner Trust	3.190%	6/20/2008	1,327	1,317
2 Washington Mutual Mortgage Pass-Through Certificates	4.124%	1/25/2033	241	236
2 Washington Mutual Mortgage Pass-Through Certificates	3.842%	8/25/2033	169	164
2 Washington Mutual Mortgage Pass-Through Certificates	4.051%	9/25/2033	198	194
2 Wells Fargo Home Equity Trust	3.970%	9/25/2024	775	764
2 WFS Financial Owner Trust	2.850%	9/22/2008	830	827
2,4 World Financial Network Credit Card Master Trust	4.849%	7/15/2010	450	450
2 World Omni Auto Receivables Trust	4.400%	4/20/2009	500	495
2 World Omni Auto Receivables Trust	5.010%	10/15/2010	1,300	1,295

				78,148

Finance (38.2%)
Banking (20.7%)
4 ABN AMRO Bank NV	4.800%	5/11/2007	3,350	3,353
4 Allied Irish Banks	4.680%	8/3/2007	1,319	1,318
AmSouth Bank NA	6.125%	3/1/2009	500	509
3,4 ANZ National Bank International Ltd.	4.670%	4/14/2008	1,000	1,000
4 Associated Bank NA	4.800%	2/1/2008	250	250
4 Associated Bank NA	4.943%	6/2/2008	850	851
Astoria Financial Corp.	5.750%	10/15/2012	250	248
3 Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014	800	800
3,4 Banco Santander Chile	5.220%	12/9/2009	400	400
Bank of America Corp.	7.800%	2/15/2010	1,300	1,409
Bank of New York Co., Inc.	3.900%	9/1/2007	1,250	1,228
Bank of New York Co., Inc.	5.050%	3/3/2009	800	794
Bank of New York Co., Inc.	4.950%	1/14/2011	300	295
Bank One Texas	6.250%	2/15/2008	1,175	1,195
BankAmerica Corp.	6.250%	4/1/2008	1,200	1,223
Barclays Bank PLC	7.400%	12/15/2009	150	160
BB&T Corp.	6.500%	8/1/2011	1,375	1,444
3 BNP Paribas	4.800%	6/24/2015	300	283
4 Branch Banking & Trust Co.	4.870%	9/2/2008	400	400
BT Preferred Capital Trust II	7.875%	2/25/2027	100	105
4 Canadian Imperial Bank of Commerce	4.850%	5/27/2008	800	800
4 Citigroup Global Markets	5.020%	3/17/2009	1,300	1,300
4 Citigroup, Inc.	4.740%	11/1/2007	760	761
4 Citigroup, Inc.	5.010%	6/9/2009	1,735	1,738
Colonial Bank NA	6.375%	12/1/2015	100	101
2,3 Commonwealth Bank of Australia	6.024%	3/15/2049	450	446
4 Credit Suisse First Boston USA, Inc.	4.644%	4/5/2007	1,000	1,000
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	750	723
4 Credit Suisse First Boston USA, Inc.	4.949%	8/15/2010	600	601
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	150	159
3 Development Bank of Singapore Ltd.	7.875%	8/10/2009	460	493
Fifth Third Bank	3.375%	8/15/2008	1,000	960
4 First Tennessee Bank	5.060%	12/17/2009	500	501
GreenPoint Financial Corp.	3.200%	6/6/2008	850	813
2,4 HBOS Treasury Services PLC	4.750%	5/19/2006	600	600
2,4 HSBC Bank USA	5.030%	12/14/2009	1,500	1,505
HSBC USA, Inc.	7.000%	11/1/2006	635	640
Independence Community Bank	3.750%	4/1/2014	315	298
JPMorgan Chase & Co.	5.250%	5/30/2007	800	801
JPMorgan Chase & Co.	4.600%	1/17/2011	1,600	1,547
KeyCorp	4.700%	5/21/2009	300	295
3 M & T Bank Corp.	3.850%	4/1/2013	400	389
4 Manufacturers & Traders Trust Co.	4.803%	3/30/2007	400	400
MBNA Corp.	6.250%	1/17/2007	400	402
4 MBNA Corp.	5.140%	5/5/2008	2,600	2,619
Mellon Capital I	7.720%	12/1/2026	200	210
Mellon Funding Corp.	6.700%	3/1/2008	650	668
Mellon Funding Corp.	3.250%	4/1/2009	1,150	1,087
National Australia Bank	6.600%	12/10/2007	200	204
National City Bank	3.300%	5/15/2007	1,000	979
National City Bank of Indiana	4.875%	7/20/2007	150	149
2 National Westminster Bank PLC	7.750%	4/29/2049	825	839
3 Nationwide Building Society	2.625%	1/30/2007	1,450	1,420
North Fork Bancorp., Inc.	5.000%	8/15/2012	350	348
North Fork Bancorp., Inc.	5.875%	8/15/2012	134	136
3 PNC Financial Services	8.875%	3/15/2027	250	267
PNC Financial Services	8.875%	3/15/2027	490	524
PNC Funding Corp.	6.500%	5/1/2008	205	210
PNC Funding Corp.	5.125%	12/14/2010	660	653
3 PNC Institutional Capital Trust	8.315%	5/15/2027	250	266
4 Regions Financial Corp.	4.795%	8/8/2008	2,000	1,999
Regions Financial Corp.	6.375%	5/15/2012	375	391
Republic New York Corp.	5.875%	10/15/2008	210	212
2,3 Resona Bank Ltd.	5.850%	9/29/2049	300	289
2,3 Resona Preferred Global Securities	7.191%	12/30/2049	200	206
4 Royal Bank of Canada	4.900%	3/20/2008	600	600
3,4 Royal Bank of Scotland Group PLC	4.790%	11/24/2006	1,000	1,001
3,4 Royal Bank of Scotland Group PLC	4.664%	7/21/2008	2,300	2,300
2 Royal Bank of Scotland Group PLC	7.375%	4/29/2049	200	199
3,4 Santander U.S. Debt, S.A. Unipersonal	4.990%	9/19/2008	2,700	2,697
Skandinaviska Enskilda Banken	6.875%	2/15/2009	325	338
4 Southtrust Bank NA	4.960%	6/14/2007	900	900
2,4 Sovereign Bancorp, Inc.	5.130%	8/25/2006	635	635
Sovereign Bank	4.000%	2/1/2008	100	98
Sovereign Bank	4.375%	8/1/2013	45	44
4 SunTrust Banks, Inc.	4.943%	6/2/2009	1,350	1,353
Svenska Handelsbanken NY	8.125%	8/15/2007	693	718
Toronto Dominion Bank NY	6.150%	10/15/2008	100	102
US Bancorp	5.100%	7/15/2007	500	499
US Bank NA	3.700%	8/1/2007	160	157
US Bank NA	4.125%	3/17/2008	1,000	980
US Bank NA	5.700%	12/15/2008	1,000	1,011
USB Capital IX	6.189%	4/15/2049	350	348
4 Wachovia Corp.	4.694%	7/20/2007	825	826
4 Wachovia Corp.	4.710%	10/28/2008	2,100	2,101
Wachovia Corp.	6.000%	10/30/2008	225	229
Wachovia Corp.	6.375%	2/1/2009	200	206
Wachovia Corp.	6.150%	3/15/2009	350	358
Washington Mutual Finance Corp.	6.250%	5/15/2006	1,000	1,002
Washington Mutual, Inc.	5.625%	1/15/2007	269	269
Washington Mutual, Inc.	4.375%	1/15/2008	1,080	1,063
4 Wells Fargo & Co.	5.000%	9/15/2006	675	675
Wells Fargo & Co.	3.750%	10/15/2007	1,100	1,076
Wells Fargo & Co.	5.250%	12/1/2007	165	165
Wells Fargo & Co.	4.875%	1/12/2011	1,500	1,470
Wells Fargo Bank NA	6.450%	2/1/2011	1,396	1,459
3,4 Westpac Banking	4.860%	5/25/2007	1,240	1,240
4 World Savings Bank, FSB	4.880%	6/1/2007	1,360	1,360
Zions Bancorp	2.700%	5/1/2006	1,375	1,373
Brokerage (4.1%)
Bear Stearns Co., Inc.	7.800%	8/15/2007	425	439
Bear Stearns Co., Inc.	4.000%	1/31/2008	275	269
2,4 Bear Stearns Co., Inc.	4.845%	2/8/2008	500	500
Bear Stearns Co., Inc.	2.875%	7/2/2008	2,010	1,911
Bear Stearns Co., Inc.	3.250%	3/25/2009	113	107
Franklin Resources Inc.	3.700%	4/15/2008	375	363
4 Goldman Sachs Group, Inc.	4.655%	7/2/2007	350	350
4 Goldman Sachs Group, Inc.	4.669%	10/5/2007	250	250
4 Goldman Sachs Group, Inc.	4.944%	7/23/2009	160	161
4 Goldman Sachs Group, Inc.	5.023%	3/2/2010	1,200	1,200
4 Goldman Sachs Group, Inc.	5.265%	6/28/2010	1,375	1,380
LaBranche & Co.	9.500%	5/15/2009	300	321
4 Lehman Brothers Holdings, Inc.	4.704%	10/22/2008	500	500
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	1,600	1,538
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	880	850
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	375	364
4 Merrill Lynch & Co., Inc.	4.930%	2/5/2010	1,385	1,388
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	1,000	961
Morgan Stanley Dean Witter	3.875%	1/15/2009	250	241
2,4 Morgan Stanley Dean Witter	4.880%	1/15/2010	1,300	1,305
Morgan Stanley Dean Witter	6.750%	4/15/2011	560	591
Morgan Stanley Dean Witter	4.750%	4/1/2014	105	98
Morgan Stanley Dean Witter	5.375%	10/15/2015	350	340
Finance Companies (4.8%)
4 American Express Centurion Bank	4.866%	7/19/2007	575	575
4 American Express Centurion Bank	4.911%	11/16/2009	225	225
American Express Credit Corp.	3.000%	5/16/2008	390	373
4 American Express Credit Corp.	4.811%	10/4/2010	400	400
4 American General Finance Corp.	4.860%	8/16/2007	600	601
American General Finance Corp.	2.750%	6/15/2008	135	128
American General Finance Corp.	4.625%	5/15/2009	600	587
American General Finance Corp.	3.875%	10/1/2009	1,000	950
American General Finance Corp.	4.875%	5/15/2010	200	195
Capital One Bank	4.875%	5/15/2008	200	198
Capital One Bank	5.000%	6/15/2009	350	345
Capital One Bank	6.500%	6/13/2013	125	130
Capital One Financial	4.800%	2/21/2012	100	96
CIT Group, Inc.	5.200%	11/3/2010	1,800	1,779
Countrywide Home Loan	5.500%	8/1/2006	1,725	1,726
Countrywide Home Loan	5.500%	2/1/2007	600	601
Countrywide Home Loan	3.250%	5/21/2008	100	96
4 General Electric Capital Corp.	4.880%	3/4/2008	500	500
2,4 General Electric Capital Corp.	4.760%	7/28/2008	850	851
General Electric Capital Corp.	4.125%	9/1/2009	600	578
General Electric Capital Corp.	4.375%	11/21/2011	1,000	950
HSBC Finance Corp.	4.125%	11/16/2009	500	479
HSBC Finance Corp.	4.625%	9/15/2010	1,170	1,129
International Lease Finance Corp.	6.375%	3/15/2009	220	226
International Lease Finance Corp.	4.750%	7/1/2009	155	152
International Lease Finance Corp.	5.450%	3/24/2011	500	496
4 Residential Capital Corp.	6.070%	11/21/2008	300	303
Residential Capital Corp.	6.375%	6/30/2010	850	856
Residential Capital Corp.	6.000%	2/22/2011	550	546
4 SLM Corp.	4.763%	7/27/2009	1,900	1,900
Insurance (6.6%)
3 AIG SunAmerica Global Financing IX	5.100%	1/17/2007	1,000	999
3 ASIF Global Finance XXVI	2.500%	1/30/2007	575	563
CIGNA Corp.	7.400%	5/15/2007	925	944
Hartford Financial Services Group, Inc.	2.375%	6/1/2006	510	508
Hartford Financial Services Group, Inc.	4.700%	9/1/2007	150	149
Humana Inc.	7.250%	8/1/2006	630	634
2 ING Capital Funding Trust III	5.775%	12/8/2049	240	233
3 ING Security Life Institutional Funding	4.250%	1/15/2010	200	192
3 Jackson National Life Insurance Co.	5.250%	3/15/2007	300	300
3 Jackson National Life Insurance Co.	3.500%	1/22/2009	300	286
3 John Hancock Global Funding II	5.625%	6/27/2006	440	440
3 John Hancock Global Funding II	7.900%	7/2/2010	1,000	1,094
Lincoln National Corp.	5.250%	6/15/2007	225	225
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	100	96
3 MassMutual Global Funding II	3.250%	6/15/2007	700	684
MetLife, Inc.	5.250%	12/1/2006	475	475
3,4 Monumental Global Funding II	4.970%	12/27/2006	750	750
3 Monumental Global Funding II	3.450%	11/30/2007	200	194
3,4 Monumental Global Funding II	4.620%	1/9/2009	1,250	1,250
3 Monumental Global Funding II	4.375%	7/30/2009	400	388
3 Nationwide Life Global Funding	5.350%	2/15/2007	1,210	1,211
3 New York Life Global Funding	3.875%	1/15/2009	600	578
3,4 Premium Asset Trust	4.750%	7/15/2008	1,100	1,100
3 PRICOA Global Funding I	3.900%	12/15/2008	1,050	1,014
3,4 Principal Life Global	4.880%	11/13/2006	640	640
3 Principal Life Global	3.625%	4/30/2008	550	532
Principal Life Income Funding	5.125%	3/1/2011	400	396
3 Protective Life US Funding	5.875%	8/15/2006	1,400	1,404
Safeco Corp.	4.200%	2/1/2008	950	929
3 TIAA Global Markets	5.000%	3/1/2007	750	749
3 TIAA Global Markets	4.125%	11/15/2007	1,250	1,229
Travelers Property Casualty Corp.	3.750%	3/15/2008	770	745
UnitedHealth Group, Inc.	3.375%	8/15/2007	225	219
UnitedHealth Group, Inc.	3.300%	1/30/2008	625	603
4 UnitedHealth Group, Inc.	4.920%	3/2/2009	425	425
3 UnumProvident Corp.	6.850%	11/15/2015	175	178
WellPoint Inc.	6.375%	6/15/2006	1,000	1,002
WellPoint Inc.	3.750%	12/14/2007	790	769
Willis North America Inc.	5.125%	7/15/2010	350	342
3 Xlliac Global Funding	4.800%	8/10/2010	330	319
Real Estate Investment Trusts (1.7%)
Archstone-Smith Trust	5.250%	12/1/2010	200	197
Arden Realty LP	5.200%	9/1/2011	180	177
AvalonBay Communities, Inc.	5.000%	8/1/2007	100	100
4 Brandywine Operating Partnership	5.415%	4/1/2009	400	400
Brandywine Operating Partnership	5.750%	4/1/2012	170	169
Developers Diversified Realty Corp.	5.250%	4/15/2011	170	165
Developers Diversified Realty Corp.	5.375%	10/15/2012	300	292
Health Care Properties	7.500%	1/15/2007	500	507
Health Care Property Investors, Inc.	6.450%	6/25/2012	300	309
Health Care REIT, Inc.	7.500%	8/15/2007	31	32
Health Care REIT, Inc.	8.000%	9/12/2012	250	273
HRPT Properties Trust	6.500%	1/15/2013	500	512
Liberty Property LP	6.375%	8/15/2012	200	206
ProLogis	5.500%	4/1/2012	390	385
Simon Property Group Inc.	6.375%	11/15/2007	323	328
Simon Property Group Inc.	4.875%	3/18/2010	900	879
Simon Property Group Inc.	4.875%	8/15/2010	350	341
United Dominion Realty Trust	6.500%	6/15/2009	150	154
3,4 Westfield Capital Corp.	4.980%	11/2/2007	750	751
Other (0.3%)
4 Berkshire Hathaway Finance Corp.	4.610%	1/11/2008	400	400
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	500	478
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	200	190

				142,497

Industrial (22.3%)
Basic Industry (0.5%)
Celulosa Arauco Constitution SA	5.625%	4/20/2015	75	72
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	300	286
Falconbridge Ltd.	7.350%	11/1/2006	100	101
International Paper Co.	7.625%	1/15/2007	250	254
Lubrizol Corp.	5.875%	12/1/2008	250	252
Lubrizol Corp.	4.625%	10/1/2009	600	581
Praxair, Inc.	4.750%	7/15/2007	130	129
Vale Overseas Ltd.	6.250%	1/11/2016	100	99
Capital Goods (3.5%)
4 Avery Dennison Corp.	4.950%	8/10/2007	525	525
3 BAE Systems Holdings Inc.	4.750%	8/15/2010	200	192
Boeing Capital Corp.	5.650%	5/15/2006	5	5
Boeing Capital Corp.	5.750%	2/15/2007	575	577
Boeing Capital Corp.	6.100%	3/1/2011	150	154
Carlisle Cos., Inc.	7.250%	1/15/2007	400	405
Caterpillar Financial Services Corp.	2.700%	7/15/2008	150	142
Caterpillar Financial Services Corp.	4.500%	9/1/2008	1,300	1,276
4 Caterpillar Financial Services Corp.	4.950%	3/10/2009	800	800
4 Honeywell International, Inc.	4.960%	3/13/2009	500	500
Honeywell International, Inc.	6.125%	11/1/2011	55	57
John Deere Capital Corp.	3.900%	1/15/2008	1,075	1,050
John Deere Capital Corp.	4.875%	3/16/2009	395	390
John Deere Capital Corp.	4.625%	4/15/2009	700	686
3,4 Masco Corp.	5.120%	3/9/2007	800	800
Masco Corp.	4.625%	8/15/2007	160	158
Mohawk Industries Inc.	6.500%	4/15/2007	350	353
3 Oakmont Asset Trust	4.514%	12/22/2008	410	398
Raytheon Co.	6.750%	8/15/2007	191	194
4 Textron Financial Corp.	5.040%	8/28/2007	695	696
Textron Financial Corp.	4.125%	3/3/2008	300	293
4 Textron Financial Corp.	4.669%	1/12/2009	830	830
Textron Financial Corp.	4.600%	5/3/2010	270	261
TRW, Inc.	8.750%	5/15/2006	400	401
Tyco International Group SA	5.800%	8/1/2006	920	921
Tyco International Group SA	6.375%	10/15/2011	235	241
United Technologies Corp.	4.875%	11/1/2006	540	539
WMX Technologies Inc.	7.000%	10/15/2006	300	303
Communication (4.9%)
America Movil SA de C.V	4.125%	3/1/2009	375	362
AT&T Inc.	4.125%	9/15/2009	550	526
British Sky Broadcasting Corp.	6.875%	2/23/2009	115	119
British Sky Broadcasting Corp.	8.200%	7/15/2009	345	372
CBS Corp.	5.625%	5/1/2007	250	250
Cingular Wireless LLC	5.625%	12/15/2006	150	150
Clear Channel Communications, Inc.	3.125%	2/1/2007	200	196
Clear Channel Communications, Inc.	4.625%	1/15/2008	1,005	987
Comcast Cable Communications, Inc.	8.375%	5/1/2007	300	309
Cox Communications, Inc.	3.875%	10/1/2008	125	120
Cox Communications, Inc.	7.875%	8/15/2009	563	597
Cox Communications, Inc.	4.625%	1/15/2010	600	576
Deutsche Telekom International Finance	3.875%	7/22/2008	476	461
Deutsche Telekom International Finance	8.000%	6/15/2010	225	245
Gannett Co., Inc.	4.125%	6/15/2008	755	736
GTE Corp.	6.360%	4/15/2006	1,300	1,300
IAC/InteractiveCorp	7.000%	1/15/2013	450	462
4 Liberty Media Corp.	6.410%	9/17/2006	1,250	1,255
New Cingular Wireless Services	7.500%	5/1/2007	475	485
News America Inc.	6.625%	1/9/2008	380	388
2 NYNEX Corp.	9.550%	5/1/2010	242	260
Pacific Bell	6.875%	8/15/2006	260	262
R.R. Donnelley & Sons Co.	5.000%	11/15/2006	110	110
Sprint Capital Corp.	6.000%	1/15/2007	220	221
Sprint Capital Corp.	6.125%	11/15/2008	500	509
Sprint Capital Corp.	7.625%	1/30/2011	420	453
Telecom Italia Capital	4.000%	1/15/2010	600	565
Telecom Italia Capital	4.875%	10/1/2010	300	289
Telefonos de Mexico SA	4.500%	11/19/2008	1,995	1,938
Telus Corp.	7.500%	6/1/2007	380	389
Univision Communications, Inc.	2.875%	10/15/2006	275	271
Univision Communications, Inc.	3.500%	10/15/2007	500	484
Univision Communications, Inc.	3.875%	10/15/2008	270	257
Verizon Global Funding Corp.	7.250%	12/1/2010	740	785
Verizon Wireless Capital	5.375%	12/15/2006	1,325	1,325
4 Vodafone Group PLC	5.050%	12/28/2007	300	300
Consumer Cyclical (3.7%)
3,4 American Honda Finance	4.910%	3/9/2009	1,130	1,131
3 American Honda Finance	5.125%	12/15/2010	450	444
Carnival Corp.	3.750%	11/15/2007	400	390
Cendant Corp.	6.250%	1/15/2008	475	483
Centex Corp.	4.550%	11/1/2010	130	124
CVS Corp.	4.000%	9/15/2009	225	215
2,3 CVS Corp.	6.117%	1/10/2013	612	616
4 DaimlerChrysler North America Holding Corp.	5.100%	3/7/2007	500	500
2,4 DaimlerChrysler North America Holding Corp.	5.360%	9/10/2007	600	602
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	600	581
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	250	261
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	250	241
Federated Department Stores, Inc.	6.300%	4/1/2009	310	317
4 Ford Motor Credit Co.	7.680%	11/2/2007	400	392
3 GSC Holdings Corp.	8.000%	10/1/2012	275	272
3 Harley-Davidson Inc.	5.000%	12/15/2010	200	196
Home Depot Inc.	5.375%	4/1/2006	300	300
Home Depot Inc.	5.400%	3/1/2016	325	321
International Speedway Corp.	4.200%	4/15/2009	580	558
Johnson Controls, Inc.	5.000%	11/15/2006	110	110
4 Johnson Controls, Inc.	4.830%	1/17/2008	525	525
K. Hovnanian Enterprises	6.250%	1/15/2016	160	145
KB Home	7.250%	6/15/2018	200	199
May Department Stores Co.	5.950%	11/1/2008	460	465
May Department Stores Co.	4.800%	7/15/2009	460	451
3 MGM Mirage, Inc.	6.750%	4/1/2013	100	99
3 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	680	658
3 Nissan Motor Acceptance Corp.	5.625%	3/14/2011	500	499
Target Corp.	3.375%	3/1/2008	120	116
Time Warner, Inc.	6.125%	4/15/2006	235	235
Time Warner, Inc.	8.110%	8/15/2006	370	373
Time Warner, Inc.	6.150%	5/1/2007	500	504
Wal-Mart Stores, Inc.	4.000%	1/15/2010	400	382
Yum! Brands, Inc.	8.500%	4/15/2006	120	120
Yum! Brands, Inc.	7.650%	5/15/2008	735	766
Yum! Brands, Inc.	8.875%	4/15/2011	200	226
Consumer Noncyclical (4.9%)
Abbott Laboratories	6.400%	12/1/2006	550	554
Altria Group, Inc.	5.625%	11/4/2008	250	251
3 AmerisourceBergen Corp.	5.625%	9/15/2012	200	197
Amgen Inc.	4.000%	11/18/2009	750	717
3 Baxter Finco, BV	4.750%	10/15/2010	440	425
Beckman Instruments, Inc.	7.450%	3/4/2008	345	356
Becton, Dickinson & Co.	7.150%	10/1/2009	100	105
Brown-Forman Corp.	3.000%	3/15/2008	300	287
3 Cadbury Schweppes US Finance	3.875%	10/1/2008	1,130	1,088
Campbell Soup Co.	5.500%	3/15/2007	680	681
Campbell Soup Co.	5.875%	10/1/2008	500	506
Caremark RX Inc.	7.375%	10/1/2006	860	867
4 Clorox Co.	5.025%	12/14/2007	850	851
Corn Products International Inc.	8.250%	7/15/2007	300	309
4 Diageo Capital PLC	4.691%	4/20/2007	700	700
Diageo Capital PLC	3.375%	3/20/2008	500	482
Diageo Finance BV	3.000%	12/15/2006	1,100	1,083
Fortune Brands Inc.	2.875%	12/1/2006	620	610
Fortune Brands Inc.	5.125%	1/15/2011	250	245
Genentech Inc.	4.750%	7/15/2015	525	493
General Mills, Inc.	5.125%	2/15/2007	1,525	1,521
H.J. Heinz Co.	6.000%	3/15/2008	225	227
H.J. Heinz Co.	6.625%	7/15/2011	150	154
Hormel Foods Corp.	6.625%	6/1/2011	100	105
Hospira, Inc.	4.950%	6/15/2009	460	451
Kraft Foods, Inc.	4.625%	11/1/2006	600	598
Kraft Foods, Inc.	5.250%	6/1/2007	500	499
Kraft Foods, Inc.	4.125%	11/12/2009	500	478
Kroger Co.	7.625%	9/15/2006	73	74
Kroger Co.	7.650%	4/15/2007	205	209
Kroger Co.	6.375%	3/1/2008	155	157
Kroger Co.	7.450%	3/1/2008	120	124
Medtronic Inc.	4.375%	9/15/2010	400	384
Molson Coors Capital Finance	4.850%	9/22/2010	150	146
Quest Diagnostic, Inc.	6.750%	7/12/2006	885	888
Quest Diagnostic, Inc.	5.125%	11/1/2010	200	196
4 Safeway, Inc.	5.315%	3/27/2009	400	400
Sara Lee Corp.	1.950%	6/15/2006	600	596
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	200	188
Energy (1.1%)
Burlington Resources, Inc.	5.600%	12/1/2006	985	986
Devon Energy Corp.	2.750%	8/1/2006	1,158	1,148
Diamond Offshore Drilling	5.150%	9/1/2014	235	228
3 GS-Caltex Oil Corp.	5.500%	10/15/2015	160	155
2,3 PF Export Receivables Master Trust	3.748%	6/1/2013	251	235
2,3 PF Export Receivables Master Trust	6.436%	6/1/2015	425	419
2,3 Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	553	527
2,3 Ras Laffan Liquified Natural Gas Co.	5.298%	9/30/2020	300	285
Technology (0.9%)
Affiliated Computer Services	4.700%	6/1/2010	270	257
4 Cisco Systems Inc.	4.850%	2/20/2009	300	300
Dell Inc.	6.550%	4/15/2008	300	307
First Data Corp.	3.375%	8/1/2008	125	119
Hewlett-Packard Co.	3.625%	3/15/2008	250	242
International Business Machines Corp.	4.250%	9/15/2009	1,175	1,137
3 Oracle Corp.	5.000%	1/15/2011	600	585
Pitney Bowes, Inc.	5.000%	3/15/2015	305	291
Transportation (1.8%)
2,4 American Airlines, Inc.	5.560%	9/23/2007	412	413
2 American Airlines, Inc.	3.857%	7/9/2010	238	226
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	360	369
2 Continental Airlines, Inc.	9.798%	4/1/2021	196	203
CSX Corp.	7.450%	5/1/2007	145	148
3 ERAC USA Finance Co.	7.350%	6/15/2008	245	254
3 ERAC USA Finance Co.	7.950%	12/15/2009	235	253
FedEx Corp.	2.650%	4/1/2007	750	731
Greenbrier Co. Inc.	8.375%	5/15/2015	50	52
2,4 JetBlue Airways Corp.	5.285%	12/15/2013	501	499
4 JetBlue Airways Corp.	5.330%	3/15/2014	700	698
4 JetBlue Airways Corp.	5.199%	11/15/2016	440	439
Norfolk Southern Corp.	7.350%	5/15/2007	27	28
Norfolk Southern Corp.	5.257%	9/17/2014	135	132
3 Quantas Airways	5.125%	6/20/2013	600	568
Southwest Airlines Co.	5.250%	10/1/2014	350	336
Southwest Airlines Co.	5.125%	3/1/2017	250	231
TFM SA de CV	9.375%	5/1/2012	170	187
Union Pacific Corp.	5.750%	10/15/2007	700	703
Union Pacific Corp.	7.250%	11/1/2008	250	261
Union Pacific Corp.	3.875%	2/15/2009	100	96
Other (1.0%)
Briggs & Stratton Corp.	8.875%	3/15/2011	430	476
Cintas Corp.	5.125%	6/1/2007	600	599
2,3 Parker Retirement Savings Plan Trust	6.340%	7/15/2008	96	97
3 Targeted Return Index Securities Trust 5-2002	5.940%	1/25/2007	840	856
Thermo Electron Corp.	5.000%	6/1/2015	150	141
3 Traded Custody Receipts	5.751%	3/1/2007	1,680	1,683

				83,154

Utilities (4.9%)
Electric (4.0%)
4 Alabama Power Co.	4.990%	8/25/2009	335	336
American Electric Power Co., Inc.	6.125%	5/15/2006	158	158
4 Appalachian Power Co.	5.290%	6/29/2007	225	226
Avista Corp.	9.750%	6/1/2008	425	458
CMS Energy Corp.	6.875%	12/15/2015	1,000	1,018
4 Dominion Resources, Inc.	5.265%	9/28/2007	1,075	1,076
DTE Energy Co.	6.450%	6/1/2006	475	476
Entergy Gulf States, Inc.	3.600%	6/1/2008	1,310	1,254
FirstEnergy Corp.	5.500%	11/15/2006	440	440
FirstEnergy Corp.	6.450%	11/15/2011	230	238
Georgia Power Co.	4.875%	7/15/2007	1,425	1,416
2,3 GWF Energy LLC	6.131%	12/30/2011	311	310
Indiana Michigan Power Co.	6.125%	12/15/2006	335	337
NiSource Finance Corp.	3.200%	11/1/2006	175	173
Northeast Utilities	7.250%	4/1/2012	345	368
Northern States Power Co.	2.875%	8/1/2006	475	472
Northern States Power Co.	4.750%	8/1/2010	200	195
5 Pacific Gas & Electric Co.	3.600%	3/1/2009	1,000	951
Pepco Holdings, Inc.	5.500%	8/15/2007	340	340
4 Pepco Holdings, Inc.	5.445%	6/1/2010	250	250
PPL Capital Funding, Inc.	8.375%	6/15/2007	125	129
PPL Capital Funding, Inc.	4.330%	3/1/2009	550	532
Progress Energy, Inc.	5.850%	10/30/2008	220	222
PSI Energy Inc.	6.650%	6/15/2006	445	446
Public Service Co. of Colorado	4.375%	10/1/2008	330	322
Public Service Co. of New Mexico	4.400%	9/15/2008	150	146
Public Service Electric & Gas	4.000%	11/1/2008	850	822
Puget Sound Energy Inc.	3.363%	6/1/2008	390	373
4 Southern California Edison Co.	4.768%	2/2/2009	150	150
Southern California Edison Co.	7.625%	1/15/2010	50	53
3 SP PowerAssets Ltd.	3.800%	10/22/2008	500	482
Texas - New Mexico Power Co.	6.125%	6/1/2008	375	380
Virginia Electric & Power Co.	4.500%	12/15/2010	312	298
Natural Gas (0.9%)
AGL Capital Corp.	7.125%	1/14/2011	100	107
Boardwalk Pipelines LLC	5.500%	2/1/2017	100	96
CenterPoint Energy	6.500%	2/1/2008	490	498
CenterPoint Energy Resources	8.900%	12/15/2006	600	612
2,4 Energen Corp.	5.099%	11/15/2007	800	800
Enterprise Products Operating LP	4.000%	10/15/2007	115	112
3 Gulfstream Natural Gas Systems	5.560%	11/1/2015	225	221
Panhandle Eastern Pipeline	2.750%	3/15/2007	180	176
Plains All American Pipeline LP	4.750%	8/15/2009	550	534
*3 Yosemite Security Trust	8.250%	11/15/2004	370	233

				18,236

Total Corporate Bonds
(Cost $326,203)				322,035

Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)

China Development Bank	8.250%	5/15/2009	400	431
China Development Bank	5.000%	10/15/2015	100	95
4 Corp. Andina de Fomento	4.980%	1/26/2007	300	301
3 Export-Import Bank of Korea	4.125%	2/10/2009	450	435
Korea Development Bank	4.750%	7/20/2009	1,175	1,149
2 Pemex Finance Ltd.	8.020%	5/15/2007	58	59
Pemex Project Funding Master Trust	5.750%	12/15/2015	350	335
2,3 Petroleum Export/Cayman	4.623%	6/15/2010	661	643
2,3 Petroleum Export/Cayman	5.265%	6/15/2011	521	515
Republic of Korea	4.875%	9/22/2014	325	312

Total Sovereign Bonds
(Cost $4,375)				4,275

Taxable Municipal Bond (0.1%)

Texas Municipal Gas Corp.
3 (Cost $230)	2.600%	7/1/2007	230	225

Tax-Exempt Municipal Bond (0.1%)

New York City NY IDA Special Fac. Rev. (American Airlines Inc. J.F.K International Project)
(Cost $214)	7.500%	8/1/2016	220	242

		Shares

Preferred Stocks (0.1%)
Public Storage, Inc. REIT	6.600%	7,050	171
Southern California Edison Co.	6.125%	1,500	153

Total Preferred Stocks
(Cost $326)				324

Temporary Cash Investment (2.0%)

6 Vanguard Market Liquidity Fund, 4.715%
(Cost $7,287)			7,286,571	7,287

Total Investments (100.4%)
(Cost $379,441)				374,236

Other Assets and Liabilities—Net (-0.4%)				(1,346)

Net Assets (100%)				372,890

* Non-income-producing security--security in default.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $52,103,000, representing 14.0% of net assets.
4 Adjustable-rate note.
5 Securities with a value of $951,000 have been segregated as initial margin for open futures contracts.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investment securities for tax purposes was $379,441,000. Net unrealized depreciation of investment securities for tax purposes was $5,205,000, consisting of unrealized gains of $2,842,000 on securities that had risen in value since their purchase and $8,047,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The portfolio has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the portfolio receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The portfolio has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2006, the portfolio had the following open swap contracts:

Credit Default Swaps

Reference Entity	Termination Date	Dealer *	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Coca-Cola Co.	12/29/06	DBS	1,275	0.18%	1
Coca-Cola Co.	1/2/07	DBS	1,125	0.18%	1
Fifth Third Bank	4/2/07	DBS	883	0.45%	2
Procter & Gamble	9/20/08	DBS	2,500	0.12%	3
Raytheon Co.	9/20/10	BS	400	0.36%	2
UPS	3/20/08	WB	2,040	0.07%	(1)

					8

Interest Rate Swaps

Termination Date	Dealer *	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)†	Unrealized Appreciation (Depreciation) ($000)

4/10/06	BA	2,000	2.419%	(4.550%)	(1)
5/11/06	DBS	3,350	2.961%	(4.740%)	(6)
6/1/06	ABN	1,360	3.000%	(4.820%)	(4)
7/23/06	DBS	535	3.055%	(4.614%)	(3)
9/15/06	LEH	675	2.680%	(4.910%)	(7)
9/15/06	LEH	675	2.571%	(4.910%)	(8)
9/18/06	LEH	1,250	2.578%	(4.910%)	(15)
12/10/06	LEH	650	3.152%	(4.880%)	(9)
1/26/07	DBS	300	2.607%	(4.630%)	(6)
2/1/07	DBS	600	(3.960%)	4.680%	6
3/9/07	JPM	800	3.108%	(4.870%)	(15)
3/12/07	DBS	350	2.698%	(4.880%)	(8)
4/2/07	DBS	883	3.085%	(4.536%)	(19)
4/5/07	LEH	1,000	2.708%	(4.544%)	(25)
5/25/07	ABN	1,240	3.193%	(4.800%)	(28)
6/14/07	DBS	900	3.220%	(4.900%)	(21)
11/1/07	ABN	760	3.163%	(4.680%)	(24)
12/28/07	LEH	300	4.897%	(4.960%)	(2)
1/15/08	LEH	1,300	3.345%	(4.600%)	(42)
9/19/08	LEH	2,700	4.897%	(4.930%)	(32)
6/2/09	DBS	1,350	3.765%	(4.823%)	(58)

					(327)

*ABN-ABN AMRO Inc.
BA-Bank of America.
BS-Bear Stearns Bank PLC.
DBS-Deutsche Bank Securities.
JPM-J.P.Morgan Securities Inc.
LEH-Lehman Brothers Special Financing Inc.
MLI-Merrill Lynch International.
WB-Wachovia Bank.
†Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year Treasury Note	86	17,532	(41)
10-Year Treasury Note	45	4,788	(65)
5-Year Treasury Note	(31)	3,238	23

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund-High Yield Bond Portfolio Schedule of Investments March 31, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Corporate Bonds (91.6%)

Finance (1.9%)
Banking (0.7%)
Chevy Chase Savings Bank	6.875%	12/1/2013	720	743
Western Financial Bank	9.625%	5/15/2012	915	1,023
Brokerage (0.4%)
E*Trade Financial Corp.	8.000%	6/15/2011	650	676
E*Trade Financial Corp.	7.375%	9/15/2013	325	333
Insurance (0.7%)
Provident Funding Mortgage Loan Trust	7.000%	7/15/2018	805	815
UnumProvident Corp.	7.625%	3/1/2011	265	280
UnumProvident Corp.	6.750%	12/15/2028	585	556
UnumProvident Corp.	7.375%	6/15/2032	175	179
Real Estate Investment Trusts (0.1%)
CBRE Escrow Inc.	9.750%	5/15/2010	227	244

				4,849

Industrial (76.9%)
Basic Industry (9.9%)
Abitibi-Consolidated Inc.	7.500%	4/1/2028	775	641
Airgas, Inc.	9.125%	10/1/2011	595	629
1 Arch Western Finance	6.750%	7/1/2013	1,840	1,831
BCP Caylux Holdings	9.625%	6/15/2014	770	853
Bowater Canada Finance	7.950%	11/15/2011	1,250	1,247
Bowater Inc.	6.500%	6/15/2013	25	23
Cascades Inc.	7.250%	2/15/2013	75	71
Equistar Chemicals LP	10.125%	9/1/2008	165	175
Equistar Chemicals LP	10.625%	5/1/2011	605	655
Georgia-Pacific Corp.	8.125%	5/15/2011	610	637
Georgia-Pacific Corp.	8.000%	1/15/2024	550	556
Hawk Corp.	8.750%	11/1/2014	235	235
Huntsman LLC	11.625%	10/15/2010	225	253
IMC Global, Inc.	10.875%	6/1/2008	1,020	1,112
IMC Global, Inc.	11.250%	6/1/2011	70	75
IMC Global, Inc.	7.300%	1/15/2028	640	592
International Steel Group, Inc.	6.500%	4/15/2014	845	839
Koppers Inc.	9.875%	10/15/2013	460	506
Longview Fibre Co.	10.000%	1/15/2009	340	358
Lyondell Chemical Co.	9.625%	5/1/2007	765	790
Lyondell Chemical Co.	9.500%	12/15/2008	244	254
Massey Energy Co.	6.625%	11/15/2010	340	345
2 Massey Energy Co.	6.875%	12/15/2013	390	384
MDP Acquisitions	9.625%	10/1/2012	325	346
Methanex Corp.	8.750%	8/15/2012	855	932
Millennium America Inc.	9.250%	6/15/2008	840	851
Nalco Co.	7.750%	11/15/2011	710	721
Nalco Co.	8.875%	11/15/2013	140	146
Neenah Paper Inc.	7.375%	11/15/2014	810	759
2 Nell AF S.a.r.l	8.375%	8/15/2015	170	170
Norske Skog Canada	8.625%	6/15/2011	965	975
2 Novelis Corp.	7.250%	2/15/2015	1,385	1,316
Peabody Energy Corp.	6.875%	3/15/2013	1,135	1,155
Russel Metals Inc.	6.375%	3/1/2014	130	128
Smurfit Capital Funding PLC	7.500%	11/20/2025	195	184
Steel Dynamics, Inc.	9.500%	3/15/2009	720	749
Stone Container Corp.	9.250%	2/1/2008	760	792
Stone Container Corp.	9.750%	2/1/2011	970	999
Stone Container Corp.	8.375%	7/1/2012	95	93
Stone Container Corp.	7.375%	7/15/2014	425	393
U.S. Steel LLC	10.750%	8/1/2008	765	842
Capital Goods (8.3%)
Alliant Techsystems Inc.	6.750%	4/1/2016	715	722
Allied Waste North America Inc.	8.875%	4/1/2008	1,265	1,328
Allied Waste North America Inc.	8.500%	12/1/2008	150	157
Allied Waste North America Inc.	6.500%	11/15/2010	55	54
Allied Waste North America Inc.	5.750%	2/15/2011	405	384
Allied Waste North America Inc.	6.375%	4/15/2011	300	294
Allied Waste North America Inc.	7.250%	3/15/2015	240	244
Argo Tech Corp.	9.250%	6/1/2011	520	551
2 Ashtead Holding PLC	8.625%	8/1/2015	300	314
Ball Corp.	6.625%	3/15/2018	520	519
Building Materials Corp.	7.750%	8/1/2014	900	895
Case New Holland Inc.	9.250%	8/1/2011	1,830	1,947
2 Case New Holland Inc.	7.125%	3/1/2014	1,255	1,242
2 Crown Americas Inc.	7.625%	11/15/2013	615	638
2 Crown Americas Inc.	7.750%	11/15/2015	615	638
2 Douglas Dynamic LLC	7.750%	1/15/2012	370	359
DRS Technologies Inc.	6.625%	2/1/2016	435	433
DRS Technologies Inc.	7.625%	2/1/2018	85	87
2 Invensys PLC	9.875%	3/15/2011	1,215	1,300
L-3 Communications Corp.	7.625%	6/15/2012	950	986
L-3 Communications Corp.	6.375%	10/15/2015	450	446
Moog Inc.	6.250%	1/15/2015	405	399
NMHG Holding Co.	10.000%	5/15/2009	485	512
Owens-Brockway Glass Conainter, Inc.	7.750%	5/15/2011	920	963
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	475	495
Owens-Brockway Glass Container, Inc.	8.750%	11/15/2012	720	773
Sequa Corp.	9.000%	8/1/2009	1,355	1,450
Texas Industries Inc.	7.250%	7/15/2013	580	599
United Rental North America	6.500%	2/15/2012	1,885	1,847
Communication (18.7%)
Canwest Media Inc.	8.000%	9/15/2012	1,100	1,128
Centennial Cellular	10.125%	6/15/2013	450	492
1 Centennial Communication	8.125%	2/1/2014	85	87
2 Charter Communications OPT LLC	8.000%	4/30/2012	2,310	2,310
2 Charter Communications OPT LLC	8.375%	4/30/2014	1,090	1,094
Citizens Communications	7.625%	8/15/2008	370	384
Citizens Communications	9.250%	5/15/2011	1,680	1,856
CSC Holdings, Inc.	7.875%	12/15/2007	625	639
CSC Holdings, Inc.	8.125%	7/15/2009	240	248
CSC Holdings, Inc.	8.125%	8/15/2009	1,170	1,212
CSC Holdings, Inc.	7.625%	4/1/2011	310	313
1,2 CSC Holdings, Inc.	6.750%	4/15/2012	585	575
CSC Holdings, Inc.	7.875%	2/15/2018	785	797
CSC Holdings, Inc.	7.625%	7/15/2018	565	561
Dex Media East LLC	9.875%	11/15/2009	980	1,045
Dex Media West LLC	8.500%	8/15/2010	255	269
Dex Media, Inc.	8.000%	11/15/2013	450	468
DirecTV Holdings	8.375%	3/15/2013	235	252
Dobson Cellular Systems	8.375%	11/1/2011	855	904
Dobson Cellular Systems	9.875%	11/1/2012	490	535
EchoStar DBS Corp.	5.750%	10/1/2008	640	634
EchoStar DBS Corp.	6.375%	10/1/2011	685	670
GCI Inc.	7.250%	2/15/2014	1,410	1,389
Houghton Mifflin Co.	8.250%	2/1/2011	790	828
Insight Midwest LP	10.500%	11/1/2010	1,635	1,719
1 Intelsat Bermuda Ltd.	9.614%	1/15/2012	240	245
Intelsat Bermuda Ltd.	8.250%	1/15/2013	200	204
Intelsat Bermuda Ltd.	8.625%	1/15/2015	1,760	1,822
Intelsat Ltd.	5.250%	11/1/2008	505	476
Lamar Media Corp.	7.250%	1/1/2013	400	408
Lamar Media Corp.	6.625%	8/15/2015	255	252
Liberty Media Corp.	7.750%	7/15/2009	175	184
Liberty Media Corp.	7.875%	7/15/2009	760	800
^ Liberty Media Corp.	5.700%	5/15/2013	1,095	1,019
Liberty Media Corp.	8.250%	2/1/2030	860	831
Lin Television Corp.	6.500%	5/15/2013	475	456
Mail-Well Corp.	9.625%	3/15/2012	740	796
Mediacom Broadband LLC	11.000%	7/15/2013	1,015	1,084
Mediacom Broadband LLC	8.500%	10/15/2015	460	443
Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/2013	435	432
Medianews Group Inc.	6.875%	10/1/2013	700	658
Nextel Communications	5.950%	3/15/2014	374	370
PanAmSat Corp.	9.000%	8/15/2014	583	612
2 Quebecor Media Inc.	7.750%	3/15/2016	880	906
1 Qwest Communications International Inc.	8.875%	3/15/2012	2,430	2,722
1 Qwest Communications International Inc.	7.500%	2/15/2014	355	364
2 R.H. Donnelley Corp.	6.875%	1/15/2013	230	215
2 R.H. Donnelley Corp.	6.875%	1/15/2013	420	393
2 R.H. Donnelley Corp.	8.875%	1/15/2016	1,525	1,586
Radio One Inc.	6.375%	2/15/2013	180	172
Rogers Cable Inc.	7.875%	5/1/2012	90	97
Rogers Cable Inc.	6.250%	6/15/2013	1,255	1,246
Rogers Cable Inc.	5.500%	3/15/2014	725	686
Rogers Cable Inc.	6.750%	3/15/2015	60	61
Rogers Cable Inc.	7.500%	3/15/2015	395	423
Rogers Wireless Inc.	9.625%	5/1/2011	1,495	1,708
Rogers Wireless Inc.	6.375%	3/1/2014	385	383
Shaw Communications Inc.	8.250%	4/11/2010	845	902
Shaw Communications Inc.	7.250%	4/6/2011	55	57
Sinclair Broadcast Group	8.750%	12/15/2011	475	499
Sinclair Broadcast Group	8.000%	3/15/2012	790	804
US West Communications Group	6.875%	9/15/2033	1,605	1,537
Vertis Inc.	9.750%	4/1/2009	315	323
Videotron Ltee	6.375%	12/15/2015	155	152
Consumer Cyclical (16.2%)
AMC Entertainment Inc.	8.000%	3/1/2014	600	534
Arvinmeritor Inc.	8.750%	3/1/2012	720	716
Aztar Corp.	9.000%	8/15/2011	465	488
Beazer Homes USA, Inc.	8.625%	5/15/2011	860	899
Beazer Homes USA, Inc.	8.375%	4/15/2012	195	203
Beazer Homes USA, Inc.	6.875%	7/15/2015	395	376
Boyd Gaming Corp.	8.750%	4/15/2012	220	234
Boyd Gaming Corp.	7.750%	12/15/2012	315	327
Boyd Gaming Corp.	6.750%	4/15/2014	145	145
Corrections Corp. of America	6.250%	3/15/2013	345	338
Corrections Corp. of America	6.750%	1/31/2014	265	268
1 Cummins Inc.	9.500%	12/1/2010	235	251
Cummins Inc.	7.125%	3/1/2028	189	193
D.R. Horton, Inc.	5.000%	1/15/2009	205	200
D.R. Horton, Inc.	4.875%	1/15/2010	385	371
D.R. Horton, Inc.	9.750%	9/15/2010	220	247
D.R. Horton, Inc.	7.875%	8/15/2011	250	267
D.R. Horton, Inc.	5.375%	6/15/2012	560	533
D.R. Horton, Inc.	5.250%	2/15/2015	545	499
D.R. Horton, Inc.	5.625%	1/15/2016	595	553
^ Ford Motor Co.	7.450%	7/16/2031	1,520	1,125
Ford Motor Credit Co.	6.500%	1/25/2007	635	632
Ford Motor Credit Co.	7.875%	6/15/2010	375	349
Ford Motor Credit Co.	7.000%	10/1/2013	1,795	1,580
General Motors Acceptance Corp.	5.125%	5/9/2008	1,605	1,502
General Motors Acceptance Corp.	6.875%	8/28/2012	625	569
General Motors Acceptance Corp.	8.000%	11/1/2031	530	497
2 GSC Holdings Corp.	8.000%	10/1/2012	665	658
Host Marriott LP	9.500%	1/15/2007	739	759
Host Marriott LP	7.125%	11/1/2013	1,740	1,779
Isle of Capri Casinos	7.000%	3/1/2014	680	672
ITT Corp.	7.375%	11/15/2015	35	38
J.B. Poindexter Co.	8.750%	3/15/2014	545	444
K. Hovnanian Enterprises	6.250%	1/15/2016	495	449
KB Home	8.625%	12/15/2008	585	617
KB Home	7.750%	2/1/2010	50	51
KB Home	6.375%	8/15/2011	85	84
KB Home	6.250%	6/15/2015	475	443
Lear Corp.	5.750%	8/1/2014	755	610
Lodgenet Entertainment Corp.	9.500%	6/15/2013	275	294
Mandalay Resort Group	9.375%	2/15/2010	1,185	1,283
Marquee Inc.	8.625%	8/15/2012	695	729
Meritage Corp.	7.000%	5/1/2014	415	389
MGM Mirage, Inc.	9.750%	6/1/2007	825	854
MGM Mirage, Inc.	8.500%	9/15/2010	1,670	1,787
MGM Mirage, Inc.	6.625%	7/15/2015	260	256
Mohegan Tribal Gaming	6.125%	2/15/2013	390	383
Park Place Entertainment Corp.	8.875%	9/15/2008	505	540
Park Place Entertainment Corp.	8.125%	5/15/2011	50	55
Park Place Entertainment Corp.	7.000%	4/15/2013	1,010	1,058
Rite Aid Corp.	8.125%	5/1/2010	80	82
Rite Aid Corp.	9.500%	2/15/2011	1,090	1,158
Rite Aid Corp.	7.500%	1/15/2015	195	191
Riviera Holdings Corp.	11.000%	6/15/2010	390	414
Royal Caribbean Cruises	7.500%	10/15/2027	695	744
Seneca Gaming Corp.	7.250%	5/1/2012	630	638
Seneca Gaming Corp.	7.250%	5/1/2012	140	142
1,2 Service Corp. International	7.500%	6/15/2017	645	658
Speedway Motorsports Inc.	6.750%	6/1/2013	355	357
Standard Pacific Corp.	6.500%	10/1/2008	550	546
Standard Pacific Corp.	6.875%	5/15/2011	360	347
1 Starwood Hotel Resorts	7.875%	5/1/2012	1,305	1,413
Station Casinos	6.000%	4/1/2012	170	167
Station Casinos	6.500%	2/1/2014	585	576
Station Casinos	6.875%	3/1/2016	360	361
2 Station Casinos	6.625%	3/15/2018	755	738
Tenneco Automotive Inc.	10.250%	7/15/2013	565	627
Toll Corp.	8.250%	12/1/2011	235	245
TRW Automotive Inc.	9.375%	2/15/2013	1,062	1,148
Visteon Corp.	7.000%	3/10/2014	1,045	805
Wynn Las Vegas LLC	6.625%	12/1/2014	1,110	1,085
Consumer Noncyclical (8.7%)
Ahold Finance USA Inc.	6.875%	5/1/2029	690	610
Alliance One International, Inc.	11.000%	5/15/2012	240	231
Altria Group, Inc.	7.000%	11/4/2013	285	306
2 Angiotech Pharmaceutical	7.750%	4/1/2014	568	573
Bio-Rad Laboratories Inc.	7.500%	8/15/2013	195	201
Bio-Rad Laboratories Inc.	6.125%	12/15/2014	175	168
Biovail Corp.	7.875%	4/1/2010	1,045	1,066
Bombardier Recreational	8.375%	12/15/2013	635	667
Constellation Brands Inc.	8.125%	1/15/2012	865	909
Coventry Health Care Inc.	5.875%	1/15/2012	30	30
Coventry Health Care Inc.	8.125%	2/15/2012	565	592
DaVita Inc.	6.625%	3/15/2013	365	364
DaVita Inc.	7.250%	3/15/2015	375	378
Delhaize America Inc.	9.000%	4/15/2031	360	418
Dole Foods Co.	7.250%	6/15/2010	120	114
Dole Foods Co.	8.875%	3/15/2011	415	415
Fisher Scientific International Inc.	6.750%	8/15/2014	385	391
Fisher Scientific International Inc.	6.125%	7/1/2015	750	732
HCA Inc.	5.500%	12/1/2009	400	390
HCA Inc.	8.750%	9/1/2010	1,200	1,300
HCA Inc.	5.750%	3/15/2014	260	243
HCA Inc.	6.375%	1/15/2015	2,090	2,034
HCA Inc.	7.690%	6/15/2025	130	128
HCA Inc.	7.500%	11/6/2033	275	270
1 Health Net Inc.	9.875%	4/15/2011	642	728
Mylan Laboratories Inc.	5.750%	8/15/2010	145	143
Mylan Laboratories Inc.	6.375%	8/15/2015	740	746
Omnicare, Inc.	6.125%	6/1/2013	70	67
Omnicare, Inc.	6.750%	12/15/2013	390	388
Omnicare, Inc.	6.875%	12/15/2015	585	584
Owens & Minor, Inc.	8.500%	7/15/2011	830	869
Philip Morris Cos., Inc.	7.750%	1/15/2027	285	328
RJ Reynolds Corp.	6.500%	7/15/2010	220	221
RJ Reynolds Corp.	7.300%	7/15/2015	1,040	1,069
Triad Hospitals Inc.	7.000%	5/15/2012	1,500	1,508
1 United Agricultural Products	8.250%	12/15/2011	233	242
Ventas Realty LP/Capital Corp.	6.750%	6/1/2010	215	219
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014	710	715
Ventas Realty LP/Capital Corp.	7.125%	6/1/2015	470	489
Ventas Realty LP/Capital Corp.	6.500%	6/1/2016	405	405
VWR International Inc.	6.875%	4/15/2012	150	148
VWR International Inc.	8.000%	4/15/2014	310	309
Energy (7.2%)
Amerada Hess Corp.	7.300%	8/15/2031	140	156
Chesapeake Energy Corp.	7.750%	1/15/2015	105	110
Chesapeake Energy Corp.	6.625%	1/15/2016	1,020	1,022
Chesapeake Energy Corp.	6.875%	1/15/2016	570	575
2 Chesapeake Energy Corp.	6.500%	8/15/2017	1,140	1,131
Chesapeake Energy Corp.	6.500%	8/15/2017	105	104
Chesapeake Energy Corp.	6.250%	1/15/2018	980	963
Delta Petroleum Corp.	7.000%	4/1/2015	375	349
Encore Acquisition Co.	6.250%	4/15/2014	150	145
Encore Acquisition Co.	6.000%	7/15/2015	495	465
Exco Resources Inc.	7.250%	1/15/2011	845	848
Forest Oil Corp.	8.000%	12/15/2011	640	691
Forest Oil Corp.	7.750%	5/1/2014	400	412
Giant Industries	11.000%	5/15/2012	439	485
Grant Prideco Inc.	6.125%	8/15/2015	175	173
Hornbeck Offshore Services	6.125%	12/1/2014	525	511
Kerr McGee Corp.	6.950%	7/1/2024	325	331
Kerr-McGee Corp.	7.125%	10/15/2027	205	211
Magnum Hunter Resources Inc.	9.600%	3/15/2012	637	686
Newfield Exploration Co.	7.450%	10/15/2007	580	593
Newfield Exploration Co.	8.375%	8/15/2012	665	713
Newfield Exploration Co.	6.625%	4/15/2016	660	663
Parker Drilling Co.	9.625%	10/1/2013	675	752
Pioneer Natural Resources Co.	5.875%	7/15/2016	285	270
Pioneer Natural Resources Co.	7.200%	1/15/2028	345	346
Plains Exploration & Production Co.	8.750%	7/1/2012	130	138
Plains Exploration & Production Co.	7.125%	6/15/2014	280	289
Pogo Producing Co.	6.625%	3/15/2015	175	174
Pogo Producing Co.	6.875%	10/1/2017	445	444
Premcor Refining Group	9.500%	2/1/2013	695	770
Pride International Inc.	7.375%	7/15/2014	1,450	1,537
Range Resources	6.375%	3/15/2015	120	118
2 Tesoro Corp.	6.250%	11/1/2012	550	539
Transcontinental Gas Pipe Line Corp.	6.250%	1/15/2008	140	140
Whiting Petroleum Corp.	7.250%	5/1/2012	520	517
Whiting Petroleum Corp.	7.250%	5/1/2013	625	622
Whiting Petroleum Corp.	7.000%	2/1/2014	110	109
Technology (3.8%)
Flextronics International Ltd.	6.250%	11/15/2014	675	663
IKON Office Solutions	7.750%	9/15/2015	745	769
IKON Office Solutions	7.750%	9/15/2015	140	145
Lucent Technologies	6.450%	3/15/2029	440	398
MagnaChip Semiconductor	6.875%	12/15/2011	650	621
^ Sanmina-SCI Corp.	6.750%	3/1/2013	300	287
2 SunGard Data Systems, Inc.	9.125%	8/15/2013	2,590	2,732
UGS Corp.	10.000%	6/1/2012	725	798
1 Xerox Corp.	9.750%	1/15/2009	2,000	2,195
Xerox Corp.	6.400%	3/15/2016	250	250
Xerox Corp.	7.200%	4/1/2016	255	273
Xerox Corp.	8.000%	2/1/2027	400	415
Transportation (2.7%)
American Airlines, Inc.	7.024%	10/15/2009	410	422
Continental Airlines, Inc.	7.056%	9/15/2009	554	573
3 Continental Airlines, Inc.	6.900%	1/2/2018	269	275
3 Continental Airlines, Inc.	9.798%	4/1/2021	481	496
Delta Air Lines, Inc.	7.111%	9/18/2011	745	745
Delta Air Lines, Inc.	7.570%	5/18/2012	740	740
Greenbrier Co. Inc.	8.375%	5/15/2015	635	656
2 Hertz Corp.	8.875%	1/1/2014	1,005	1,045
Kansas City Southern Industries, Inc.	9.500%	10/1/2008	600	642
Kansas City Southern Industries, Inc.	7.500%	6/15/2009	655	666
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	250	249
TFM SA de CV	9.375%	5/1/2012	235	258
Other (1.4%)
Adesa Corp.	7.625%	6/15/2012	730	744
1 FastenTech Inc.	11.500%	5/1/2011	370	370
General Cable Corp.	9.500%	11/15/2010	615	663
Timken Co.	5.750%	2/15/2010	664	652
UCAR Finance, Inc.	10.250%	2/15/2012	940	1,003

				192,050

Utilities (12.8%)
Electric (9.2%)
AES Corp.	9.500%	6/1/2009	50	54
AES Corp.	9.375%	9/15/2010	80	87
2 AES Corp.	8.750%	5/15/2013	1,565	1,680
2 AES Corp.	9.000%	5/15/2015	1,790	1,937
1 Aquila Inc.	9.950%	2/1/2011	1,015	1,124
Aquila Inc.	11.875%	7/1/2012	270	366
Avista Corp.	9.750%	6/1/2008	570	614
CMS Energy Corp.	7.500%	1/15/2009	95	98
CMS Energy Corp.	8.500%	4/15/2011	760	824
DPL Inc.	6.875%	9/1/2011	224	234
2 Dynegy Inc.	10.125%	7/15/2013	140	160
2 Dynegy Inc.	8.375%	5/1/2016	550	549
Edison Mission	9.875%	4/15/2011	655	742
Midwest Generation LLC	8.750%	5/1/2034	2,085	2,267
2 Mirant North America LLC	7.375%	12/31/2013	1,640	1,677
Nevada Power Co.	10.875%	10/15/2009	38	41
Nevada Power Co.	6.500%	4/15/2012	295	301
Nevada Power Co.	9.000%	8/15/2013	333	369
Nevada Power Co.	5.875%	1/15/2015	520	512
2 Nevada Power Co.	6.650%	4/1/2036	290	288
NRG Energy Inc.	7.250%	2/1/2014	295	300
NRG Energy Inc.	7.375%	2/1/2016	2,060	2,109
Reliant Energy, Inc.	6.750%	12/15/2014	2,372	2,111
Sierra Pacific Resources	8.625%	3/15/2014	405	439
2 Sierra Pacific Resources	6.750%	8/15/2017	260	260
TECO Energy, Inc.	7.200%	5/1/2011	820	858
TECO Energy, Inc.	7.000%	5/1/2012	65	67
TECO Energy, Inc.	6.750%	5/1/2015	125	129
TXU Corp.	5.550%	11/15/2014	1,160	1,081
TXU Corp.	6.500%	11/15/2024	1,340	1,225
TXU Corp.	6.550%	11/15/2034	480	434
Natural Gas (3.6%)
ANR Pipeline Co.	8.875%	3/15/2010	860	917
Colorado Interstate Gas	5.950%	3/15/2015	90	86
El Paso Natural Gas Co.	7.625%	8/1/2010	425	441
El Paso Natural Gas Co.	7.500%	11/15/2026	190	196
El Paso Production Holdings	7.750%	6/1/2013	1,840	1,914
Enterprise Products Operating LP	6.875%	3/1/2033	450	461
Semco Energy Inc.	7.125%	5/15/2008	100	101
Semco Energy Inc.	7.750%	5/15/2013	85	88
Southern Natural Gas	8.875%	3/15/2010	645	687
Suburban Propane Partners	6.875%	12/15/2013	650	629
Williams Cos., Inc.	7.125%	9/1/2011	1,025	1,054
1 Williams Cos., Inc.	8.125%	3/15/2012	1,270	1,368
Williams Cos., Inc.	7.500%	1/15/2031	850	893
Williams Cos., Inc.	7.750%	6/15/2031	45	48
1 Williams Cos., Inc.	8.750%	3/15/2032	175	204

				32,024

Total Corporate Bonds
(Cost $227,417)				228,923

U.S. Government Securities (4.9%)
U.S. Treasury Note	3.125%	1/31/2007	455	448
U.S. Treasury Note	3.375%	2/28/2007	1,830	1,805
U.S. Treasury Note	3.750%	3/31/2007	835	826
U.S. Treasury Note	6.625%	5/15/2007	1,475	1,502
U.S. Treasury Note	5.625%	5/15/2008	2,405	2,443
U.S. Treasury Note	5.500%	5/15/2009	3,200	3,263
U.S. Treasury Note	5.750%	8/15/2010	1,875	1,943

Total U.S. Government Securities
(Cost $12,571)				12,230

Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
Federal Republic of Brazil	7.875%	3/7/2015	475	513
3 Federal Republic of Brazil	8.000%	1/15/2018	900	975
Pemex Project Funding Master Trust	5.750%	12/15/2015	665	636

Total Sovereign Bonds
(Cost $2,087)				2,124

Temporary Cash Investments (1.9%)

Repurchase Agreement (1.0%)
Goldman Sachs & Co.
(Dated 3/31/06, Repurchase Value $2,501,000,
collateralized by Federal Home Loan Mortgage Corp.,
5.000%, 12/1/20)	4.850%	4/3/2006	2,500	2,500

			Shares

Money Market Fund (0.9%)
4 Vanguard Market Liquidity Fund, 4.715%			2,209,390	2,209

Total Temporary Cash Investments
(Cost $4,709)				4,709

Total Investments (99.2%)
(Cost $246,784)				247,986

Other Assets and Liabilities—Net (0.8%)				1,939

Net Assets (100%)				249,925

^ Part of security position is on loan to broker/dealers.
1 Adjustable-rate note.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $28,065,000, representing 11.2% of net assets.
3 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investment securities for tax purposes was $246,784,000. Net unrealized appreciation of investment securities for tax purposes was $1,202,000, consisting of unrealized gains of $4,881,000 on securities that had risen in value since their purchase and $3,679,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund
Total Stock Market Index Portfolio
Schedule of Investments
March 31, 2006

	Shares	Market Value ($000)

Investment Companies (100.2%)

U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	10,057,698	268,641
Vanguard Extended Market Index Fund Investor Shares	1,973,363	74,179
Vanguard Total Stock Market VIPERs	50,700	6,574

		349,394

Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 4.715%	880,025	880

Total Investment Companies
(Cost $329,104)		350,274

OTHER ASSETS AND LIABILITIES -- NET (-0.2%)		(805)

NET ASSETS (100%)		$349,469

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time ) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER Shares) are valued at that fund’s net assets value. VIPER Shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At March 31, 2006, the cost of investment securities for tax purposes was $329,104,000. Net unrealized appreciation of investment securities for tax purposes was $21,170,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Variable Insurance Fund
Balanced Portfolio
Schedule of Investments
March 31, 2006

	Shares	Market Value ($000)
Common Stocks (65.0%)

Consumer Discretionary (4.7%)
McDonald's Corp.	291,600	10,019
* Comcast Corp. Class A	349,250	9,136
Time Warner, Inc.	481,400	8,083
Fuji Photo Film Co., Ltd. ADR	172,600	5,786
Limited Brands, Inc.	165,900	4,058
The Walt Disney Co.	144,600	4,033
* Viacom Inc. Class B	100,400	3,896
CBS Corp.	150,600	3,611
Gannett Co., Inc.	56,700	3,397
Dollar General Corp.	142,700	2,521
Genuine Parts Co.	44,200	1,937
Harrah's Entertainment, Inc.	23,000	1,793

		58,270

Consumer Staples (5.4%)
Altria Group, Inc.	195,100	13,825
The Procter & Gamble Co.	195,067	11,240
The Coca-Cola Co.	227,100	9,509
Kimberly-Clark Corp.	145,500	8,410
Wal-Mart Stores, Inc.	172,400	8,144
Nestle SA ADR	106,100	7,684
Sysco Corp.	97,500	3,125
PepsiCo, Inc.	34,200	1,976
Coca-Cola Enterprises, Inc.	79,600	1,619
SABMiller PLC ADR	38,200	766

		66,298

Energy (9.5%)
Total SA ADR	143,456	18,897
Chevron Corp.	276,800	16,046
ExxonMobil Corp.	260,100	15,830
EnCana Corp.	279,772	13,074
BP PLC ADR	160,200	11,044
Royal Dutch Shell PLC ADR Class A	165,500	10,304
ConocoPhillips Co.	151,400	9,561
Schlumberger Ltd.	71,100	8,999
Petroleo Brasileiro ADR	63,700	5,521
Anadarko Petroleum Corp.	39,900	4,030
Burlington Resources, Inc.	36,000	3,309
Sasol Ltd. Sponsored ADR	20,600	779

		117,394

Financials (11.7%)
Bank of America Corp.	541,135	24,643
Citigroup, Inc.	433,333	20,466
UBS AG	112,100	12,328
Merrill Lynch & Co., Inc.	148,300	11,680
American International Group, Inc.	151,200	9,993
ACE Ltd.	187,100	9,731
State Street Corp.	149,300	9,022
Freddie Mac	131,600	8,028
MBIA, Inc.	114,650	6,894
JPMorgan Chase & Co.	156,148	6,502
The Hartford Financial Services Group Inc.	77,900	6,275
Ambac Financial Group, Inc.	60,900	4,848
PNC Financial Services Group	59,600	4,012
MetLife, Inc.	74,800	3,618
Marsh & McLennan Cos., Inc.	121,600	3,570
Westpac Banking Corp. Ltd. ADR	36,600	3,110

		144,720

Health Care (6.4%)
Abbott Laboratories	364,100	15,463
Eli Lilly & Co.	260,400	14,400
Schering-Plough Corp.	525,900	9,987
Bristol-Myers Squibb Co.	377,300	9,285
AstraZeneca Group PLC ADR	174,700	8,775
Wyeth	159,100	7,720
Baxter International, Inc.	110,300	4,281
Novartis AG ADR	69,400	3,848
Sanofi-Aventis ADR	62,123	2,948
Merck & Co., Inc.	59,400	2,093

		78,800

Industrials (9.8%)
General Electric Co.	726,700	25,275
Canadian National Railway Co.	302,900	13,715
General Dynamics Corp.	168,200	10,761
Deere & Co.	125,900	9,952
Waste Management, Inc.	279,000	9,849
Parker Hannifin Corp.	109,600	8,835
CSX Corp.	142,000	8,492
Union Pacific Corp.	76,900	7,179
Lockheed Martin Corp.	70,600	5,304
Pitney Bowes, Inc.	117,800	5,057
Avery Dennison Corp.	76,300	4,462
United Technologies Corp.	68,400	3,965
Emerson Electric Co.	46,500	3,889
Caterpillar, Inc.	44,200	3,174
United Parcel Service, Inc.	11,200	889

		120,798

Information Technology (5.3%)
Microsoft Corp.	537,000	14,612
International Business Machines Corp.	171,900	14,177
Motorola, Inc.	455,000	10,424
Accenture Ltd.	214,000	6,435
First Data Corp.	120,300	5,632
* EMC Corp.	357,200	4,869
Hewlett-Packard Co.	96,900	3,188
* Sun Microsystems, Inc.	502,800	2,579
Texas Instruments, Inc.	70,000	2,273
Nokia Corp. ADR	99,200	2,055

		66,244

Materials (5.5%)
Alcoa Inc.	429,000	13,110
Weyerhaeuser Co.	168,300	12,190
E.I. du Pont de Nemours & Co.	268,286	11,324
Rio Tinto PLC ADR	35,100	7,266
International Paper Co.	207,900	7,187
Air Products & Chemicals, Inc.	69,300	4,656
Rohm & Haas Co.	91,100	4,452
Cia Vale do Rio Doce ADR	90,010	4,368
Syngenta AG ADR	136,500	3,837
Syngenta AG Warrants Exp. 5/23/06	27,300	34

		68,424

Telecommunication Services (3.3%)
AT&T Inc.	552,400	14,937
Verizon Communications Inc.	221,012	7,528
Sprint Nextel Corp.	282,900	7,310
BellSouth Corp.	118,800	4,116
Deutsche Telekom AG ADR	237,900	4,001
Alltel Corp.	29,981	1,941
France Telecom SA ADR	70,600	1,587

		41,420

Utilities (3.4%)
Exelon Corp.	283,200	14,981
FPL Group, Inc.	167,600	6,727
TXU Corp.	134,400	6,016
Dominion Resources, Inc.	62,500	4,314
Progress Energy, Inc.	92,900	4,086
Pinnacle West Capital Corp.	99,900	3,906
Cinergy Corp.	48,700	2,211

		42,241

Total Common Stocks
(Cost $592,158)		804,609

	Face
	Amount
	($000)

U.S. Government and Agency Obligations (6.7%)

U.S. Government Securities (4.8%)
U.S. Treasury Bond
6.250%, 8/15/2023	11,000	12,476
U.S. Treasury Note
2.750%, 7/31/2006	10,000	9,934
3.875%, 7/31/2007	25,000	24,676
4.250%, 8/15/2014	5,000	4,784
1 Federal Home Loan Mortgage Corp.
4.000%, 8/17/2007	1,000	985
3.500%, 9/15/2007	2,000	1,958
1 Federal National Mortgage Assn
3.250%, 11/15/2007	3,000	2,913
Private Export Funding Corp.
(U.S. Government Guaranteed)
3.375%, 2/15/2009	1,700	1,621
Mortgage-Backed Securities (1.9%)
Conventional Mortgage-Backed Securities (1.5%)
Government National Mortgage Assn
2 5.500%, 2/15/2033-10/15/2033	9,093	9,028
2 6.000%, 7/15/2026-11/15/2034	8,067	8,169
2 6.500%, 5/15/2028-7/15/2031	516	535
2 7.000%, 2/15/2028-7/15/2033	809	844
2 8.000%, 9/15/2030	104	110
Non-Conventional Mortgage-Backed Securities (0.4%)
1 Federal National Mortgage Assn
2 4.510%, 5/1/2013	889	831
2 4.886%, 1/1/2014	941	892
2 5.016%, 2/1/2013	956	919
2 6.030%, 5/1/2011	1,779	1,791

Total U.S. Government and Agency Obligations
(Cost $83,366)		82,466

Corporate Bonds (21.5%)

Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
Advanta Business Card Master Trust
2 4.750%, 1/20/2011	530	526
Aesop Funding II LLC
2,3 3.950%, 4/20/2008	1,600	1,565
Asset Securitization Corp.
2 6.750%, 2/14/2043	2,000	2,034
Bank One Issuance Trust
2 3.860%, 6/15/2011	1,000	970
2 3.450%, 10/17/2011	1,000	955
Bear Stearns Commercial Mortgage Securities, Inc.
2 4.740%, 3/13/2040	1,000	951
2 4.825%, 11/11/2041	1,995	1,898
2 4.933%, 2/13/2042	765	731
2 4.871%, 9/11/2042	740	703
CarMax Auto Owner Trust
2 4.910%, 1/18/2011	860	852
Caterpillar Financial Asset Trust
2 3.130%, 1/26/2009	455	447
Chase Issuance Trust
2 4.650%, 12/17/2012	1,000	977
Chase Manhattan Auto Owner Trust
2 2.570%, 2/16/2010	910	890
Commercial Mortgage Pass Through Certificates
2 5.116%, 6/10/2044	750	726
GS Mortgage Securities Corp. II
2 5.396%, 8/10/2038	1,000	1,001
Greenwich Capital Commercial Funding Corp.
2 4.915%, 1/5/2036	1,000	968
2 5.317%, 6/10/2036	1,000	994
2 5.224%, 4/10/2037	240	234
2 4.799%, 8/10/2042	1,950	1,910
Honda Auto Receivables Owner Trust
2 3.820%, 5/21/2010	867	843
JPMorgan Chase Commercial Mortgage Securities
2 4.899%, 1/12/2037	960	917
Merrill Lynch Mortgage Investors, Inc.
2 4.495%, 2/25/2035	1,721	1,671
Morgan Stanley Capital I
2 4.780%, 12/13/2041	1,725	1,638
2 5.230%, 9/15/2042	510	497
2 4.700%, 7/15/2056	1,530	1,445
Morgan Stanley Dean Witter Capital I
2 4.740%, 11/13/2036	1,000	957
PSE&G Transition Funding LLC
2 6.450%, 3/15/2013	238	247
USAA Auto Owner Trust
2 2.670%, 10/15/2010	820	798
2 4.130%, 11/15/2011	952	930
WFS Financial Owner Trust
2 3.930%, 2/17/2012	1,500	1,470
Wachovia Auto Owner Trust
2 4.930%, 11/20/2012	1,000	989
Wachovia Bank Commercial Mortgage Trust
2 5.118%, 7/15/2042	750	725
Wells Fargo Mortgage Backed Securities Trust
2 4.550%, 2/25/2035	745	729
2 4.530%, 4/25/2035	1,377	1,344
World Omni Auto Receivables Trust
2 3.820%, 11/12/2011	370	359

		34,891

Finance (8.0%)
Banking (4.3%)
BB&T Corp.
7.250%, 6/15/2007	2,000	2,046
BTM Curacao
3 4.760%, 7/21/2015	1,595	1,532
Bank One Corp.
6.875%, 8/1/2006	2,000	2,010
Bank of America Corp.
5.625%, 3/8/2035	1,845	1,717
Bank of New York Co., Inc.
4.950%, 3/15/2015	1,345	1,293
Citigroup, Inc.
4.625%, 8/3/2010	600	583
6.625%, 6/15/2032	2,000	2,161
Credit Suisse First Boston USA, Inc.
6.500%, 1/15/2012	2,000	2,095
Deutsche Bank Financial LLC
5.375%, 3/2/2015	963	946
Fifth Third Bank
4.200%, 2/23/2010	2,000	1,919
HBOS Treasury Services PLC
3 6.000%, 11/1/2033	2,000	1,992
Huntington National Bank
4.900%, 1/15/2014	1,000	956
J.P. Morgan, Inc.
6.250%, 1/15/2009	1,500	1,536
JPMorgan Chase & Co.
6.750%, 2/1/2011	1,000	1,052
Mellon Bank NA
4.750%, 12/15/2014	250	237
Mellon Funding Corp.
4.875%, 6/15/2007	1,500	1,494
Mizuho Finance (Cayman)
3 5.790%, 4/15/2014	2,000	2,017
NBD Bancorp, Inc.
7.125%, 5/15/2007	1,500	1,531
National City Bank
4.150%, 8/1/2009	1,725	1,664
National City Corp.
3.200%, 4/1/2008	275	264
Overseas Chinese Banking Corp.
3 7.750%, 9/6/2011	600	658
PNC Bank NA
4.875%, 9/21/2017	1,500	1,393
Paribas NY
6.950%, 7/22/2013	2,000	2,156
Royal Bank of Scotland Group PLC
5.000%, 10/1/2014	300	289
5.050%, 1/8/2015	2,440	2,351
Santander U.S. Debt, S.A. Unipersonal
3 4.750%, 10/21/2008	900	888
SunTrust Banks, Inc.
7.250%, 9/15/2006	1,640	1,654
4.250%, 10/15/2009	320	309
UFJ Finance Aruba AEC
6.750%, 7/15/2013	2,000	2,123
US Bank NA
4.125%, 3/17/2008	2,000	1,960
6.300%, 2/4/2014	1,000	1,048
Wachovia Corp.
5.625%, 12/15/2008	2,000	2,016
7.500%, 4/15/2035	1,000	1,175
Washington Mutual, Inc.
5.250%, 9/15/2017	1,000	944
Wells Fargo & Co.
5.125%, 9/1/2012	1,000	980
6.450%, 2/1/2011	2,000	2,091
World Savings Bank, FSB
4.125%, 12/15/2009	1,805	1,732
Brokerage (0.2%)
Ameriprise Financial Inc.
5.350%, 11/15/2010	755	748
Dean Witter, Discover & Co.
6.750%, 10/15/2013	1,000	1,066
Finance Companies (0.8%)
American Express Co.
4.750%, 6/17/2009	1,000	986
American Express Credit Corp.
3.000%, 5/16/2008	1,000	956
CIT Group, Inc.
3.650%, 11/23/2007	1,000	974
4.125%, 11/3/2009	1,000	957
Countrywide Home Loan
5.500%, 8/1/2006	1,000	1,001
FGIC Corp.
3 6.000%, 1/15/2034	365	357
General Electric Capital Corp.
6.125%, 2/22/2011	600	619
5.875%, 2/15/2012	2,000	2,041
5.450%, 1/15/2013	1,000	997
HSBC Finance Corp.
6.375%, 10/15/2011	1,000	1,037
Insurance (2.4%)
Allstate Corp.
5.000%, 8/15/2014	1,000	963
6.750%, 5/15/2018	1,000	1,081
American International Group, Inc.
3 4.700%, 10/1/2010	3,200	3,092
Frank Russell Co.
3 5.625%, 1/15/2009	2,000	2,018
Genworth Financial, Inc.
5.125%, 3/15/2011	1,410	1,391
Hartford Financial Services Group, Inc.
7.900%, 6/15/2010	2,000	2,177
ING USA Global
4.500%, 10/1/2010	1,000	963
Marsh & McLennan Cos., Inc.
6.250%, 3/15/2012	2,000	2,027
Massachusetts Mutual Life
2,3 7.625%, 11/15/2023	2,000	2,387
MetLife Global Funding I
3 4.500%, 5/5/2010	2,000	1,932
New York Life Global Funding
3 3.875%, 1/15/2009	90	87
New York Life Insurance
3 5.875%, 5/15/2033	1,100	1,090
PRICOA Global Funding I
3 3.900%, 12/15/2008	1,100	1,062
Pacific Life Global Funding
3 3.750%, 1/15/2009	1,110	1,065
Principal Life Income Funding
5.125%, 3/1/2011	1,720	1,701
Protective Life Secured Trust
3.700%, 11/24/2008	1,000	960
4.850%, 8/16/2010	765	749
Prudential Financial, Inc.
4.750%, 4/1/2014	2,300	2,168
UnitedHealth Group, Inc.
4.875%, 4/1/2013	1,000	961
XL Capital Ltd.
6.500%, 1/15/2012	2,000	2,069
Other (0.3%)
Berkshire Hathaway Finance Corp.
4.625%, 10/15/2013	2,000	1,896
SovRisc BV
3 4.625%, 10/31/2008	2,000	1,975

		98,365

Industrial (8.7%)
Basic Industry (0.6%)
Alcan, Inc.
4.500%, 5/15/2013	1,000	922
Alcoa, Inc.
6.000%, 1/15/2012	2,000	2,041
BHP Billiton Finance
4.800%, 4/15/2013	1,000	960
Dow Chemical Co.
6.125%, 2/1/2011	1,000	1,026
E.I. du Pont de Nemours & Co.
4.125%, 4/30/2010	735	701
4.750%, 11/15/2012	440	420
Rohm & Haas Co.
7.400%, 7/15/2009	400	423
Weyerhaeuser Co.
7.375%, 3/15/2032	1,000	1,066
Capital Goods (0.8%)
Boeing Capital Corp.
6.500%, 2/15/2012	1,000	1,051
Caterpillar Financial Services Corp.
3.625%, 11/15/2007	1,000	974
Caterpillar, Inc.
7.250%, 9/15/2009	1,000	1,057
General Dynamics Corp.
4.250%, 5/15/2013	2,000	1,867
Honeywell International, Inc.
7.500%, 3/1/2010	1,000	1,073
John Deere Capital Corp.
5.100%, 1/15/2013	1,000	974
USA Waste Services, Inc.
7.000%, 7/15/2028	2,000	2,143
United Technologies Corp.
7.500%, 9/15/2029	770	934
Communication (1.5%)
AT&T Inc.
4.125%, 9/15/2009	1,000	956
5.875%, 2/1/2012	1,000	1,006
BellSouth Corp.
6.000%, 10/15/2011	2,000	2,032
Cox Communications, Inc.
7.750%, 8/15/2006	2,000	2,016
Deutsche Telekom International Finance
4 8.000%, 6/15/2010	2,000	2,178
France Telecom
4 7.750%, 3/1/2011	2,000	2,184
Gannett Co., Inc.
5.500%, 4/1/2007	1,000	1,002
New York Times Co.
4.500%, 3/15/2010	300	289
Telecomunicaciones de Puerto Rico
6.650%, 5/15/2006	2,000	2,003
Telefonica Europe BV
7.750%, 9/15/2010	2,000	2,152
Thomson Corp.
4.250%, 8/15/2009	1,500	1,445
Vodafone Group PLC
5.000%, 12/16/2013	1,000	948
5.375%, 1/30/2015	1,000	963
Consumer Cyclical (1.0%)
CVS Corp.
4.875%, 9/15/2014	1,000	943
Harley-Davidson Inc.
3 3.625%, 12/15/2008	1,000	953
Home Depot Inc.
3.750%, 9/15/2009	1,000	954
4.625%, 8/15/2010	1,000	973
Kohl's Corp.
6.000%, 1/15/2033	1,000	931
Lowe's Cos., Inc.
8.250%, 6/1/2010	290	322
6.875%, 2/15/2028	710	791
6.500%, 3/15/2029	1,000	1,068
Target Corp.
5.875%, 3/1/2012	2,000	2,049
Toyota Motor Credit Corp.
5.500%, 12/15/2008	2,000	2,013
Wal-Mart Stores, Inc.
4.125%, 2/15/2011	1,000	949
5.250%, 9/1/2035	1,000	904
Consumer Noncyclical (3.1%)
Abbott Laboratories
4.350%, 3/15/2014	1,500	1,394
Anheuser-Busch Cos., Inc.
7.500%, 3/15/2012	1,500	1,649
Archer-Daniels-Midland Co.
7.000%, 2/1/2031	852	949
Becton, Dickinson & Co.
4.550%, 4/15/2013	1,000	939
Bristol-Myers Squibb Co.
5.750%, 10/1/2011	1,000	1,012
Cargill Inc.
3 6.875%, 5/1/2028	645	703
3 6.125%, 4/19/2034	1,270	1,283
Clorox Co.
4.200%, 1/15/2010	2,000	1,916
Coca-Cola Enterprises Inc.
6.125%, 8/15/2011	2,000	2,071
Coca-Cola HBC Finance
5.125%, 9/17/2013	1,000	968
5.500%, 9/17/2015	700	691
Colgate-Palmolive Co.
7.600%, 5/19/2025	480	589
ConAgra Foods, Inc.
6.750%, 9/15/2011	1,000	1,040
Diageo Capital PLC
3.375%, 3/20/2008	1,000	964
4.850%, 5/15/2018	1,000	925
Eli Lilly & Co.
6.000%, 3/15/2012	1,000	1,031
Fortune Brands Inc.
4.875%, 12/1/2013	1,000	943
GlaxoSmithKline Capital Inc.
5.375%, 4/15/2034	2,000	1,901
Hershey Foods Corp.
4.850%, 8/15/2015	380	361
Kimberly-Clark Corp.
5.000%, 8/15/2013	1,000	978
4.875%, 8/15/2015	1,000	961
Kraft Foods, Inc.
5.250%, 6/1/2007	1,500	1,498
Medtronic Inc.
4.375%, 9/15/2010	765	734
Pepsi Bottling Group, Inc.
7.000%, 3/1/2029	500	564
Pepsi Bottling Holdings Inc.
3 5.625%, 2/17/2009	1,500	1,512
Pfizer, Inc.
2.500%, 3/15/2007	1,000	976
Procter & Gamble Co. ESOP
2 9.360%, 1/1/2021	2,000	2,504
Schering-Plough Corp.
4 5.550%, 12/1/2013	1,000	990
Sysco Corp.
5.375%, 9/21/2035	1,000	933
Unilever Capital Corp.
7.125%, 11/1/2010	1,000	1,063
5.900%, 11/15/2032	875	863
Wm. Wrigley Jr. Co.
4.650%, 7/15/2015	2,000	1,877
Wyeth
4 6.950%, 3/15/2011	1,000	1,059
Energy (0.6%)
Amoco Corp.
6.500%, 8/1/2007	1,500	1,525
Anadarko Petroleum Corp.
3.250%, 5/1/2008	1,000	960
Apache Finance Canada
7.750%, 12/15/2029	1,000	1,219
ChevronTexaco Capital Co.
3.500%, 9/17/2007	1,000	977
Conoco Funding Co.
6.350%, 10/15/2011	2,000	2,086
Suncor Energy, Inc.
5.950%, 12/1/2034	1,000	1,003
Transportation (0.4%)
ERAC USA Finance Co.
3 7.350%, 6/15/2008	1,090	1,130
Federal Express Corp.
2 6.720%, 1/15/2022	1,598	1,676
Norfolk Southern Corp.
7.700%, 5/15/2017	1,500	1,726
Technology (0.4%)
Cisco Systems Inc.
5.250%, 2/22/2011	770	764
First Data Corp.
4.700%, 8/1/2013	2,000	1,879
International Business Machines Corp.
5.875%, 11/29/2032	2,000	1,980
Other (0.3%)
Dover Corp.
6.500%, 2/15/2011	2,000	2,086
Snap-On Inc.
6.250%, 8/15/2011	1,400	1,452

		107,960

Utilities (2.0%)
Electric (1.7%)
Alabama Power Co.
2.800%, 12/1/2006	660	650
Carolina Power & Light Co.
5.950%, 3/1/2009	2,000	2,028
Central Illinois Public Service
6.125%, 12/15/2028	1,000	1,021
Consolidated Edison, Inc.
3.625%, 8/1/2008	1,000	962
Exelon Generation Co. LLC
6.950%, 6/15/2011	2,000	2,116
Florida Power & Light Co.
5.650%, 2/1/2035	1,000	959
4.950%, 6/1/2035	1,000	862
Florida Power Corp.
6.875%, 2/1/2008	1,850	1,893
National Rural Utilities Cooperative Finance Corp.
5.750%, 12/1/2008	2,000	2,014
PacifiCorp
6.625%, 6/1/2007	1,000	1,013
Public Service Electric & Gas
4.000%, 11/1/2008	1,000	967
SCANA Corp.
6.875%, 5/15/2011	2,000	2,113
Southern Investments UK PLC
6.800%, 12/1/2006	1,500	1,511
Virginia Electric & Power Co.
5.375%, 2/1/2007	2,000	1,999
Wisconsin Electric Power Co.
4.500%, 5/15/2013	615	576
Natural Gas (0.3%)
Duke Energy Field Services
7.875%, 8/16/2010	2,000	2,167
KeySpan Gas East Corp.
7.875%, 2/1/2010	1,500	1,622

		24,473

Total Corporate Bonds
(Cost $269,363)		265,689

Sovereign Bonds (U.S. Dollar-Denominated) (2.8%)

African Development Bank
4.500%, 1/15/2009	2,000	1,971
European Investment Bank
2.375%, 6/15/2007	2,000	1,939
4.000%, 3/3/2010	2,000	1,914
Inter-American Development Bank
5.375%, 11/18/2008	600	607
4.375%, 9/20/2012	2,000	1,912
International Bank for Reconstruction & Development
5.750%, 2/6/2008	2,600	2,630
4.750%, 2/15/2035	2,000	1,860
Japan Bank International
4.750%, 5/25/2011	2,000	1,960
Japan Finance Corp.
4.625%, 4/21/2015	3,000	2,850
Kreditanstalt fur Wiederaufbau
3.375%, 1/23/2008	2,000	1,941
Landwirtschaftliche Rentenbank
4.125%, 7/15/2008	2,000	1,956
Oesterreichische Kontrollbank
4.500%, 3/9/2015	2,000	1,910
Province of British Columbia
4.300%, 5/30/2013	1,000	953
Province of Manitoba
4.450%, 4/12/2010	2,000	1,939
Province of Ontario
4.375%, 2/15/2013	1,000	953
4.500%, 2/3/2015	2,000	1,892
Province of Quebec
5.750%, 2/15/2009	1,000	1,014
Quebec Hydro Electric
6.300%, 5/11/2011	1,000	1,032
Republic of Italy
4.500%, 1/21/2015	2,000	1,905
Swedish Export Credit Corp.
4.625%, 2/17/2009	2,000	1,971

Total Sovereign Bonds
(Cost $36,462)		35,109

Taxable Municipal Bonds (0.7%)

Illinois (Taxable Pension) GO
5.100%, 6/1/2033	3,000	2,807
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement Syste
5.501%, 5/1/2034	2,000	1,957
Oregon School Board Assn
5.528%, 6/30/2028	2,000	1,978
Stanford Univ. California Rev
5.850%, 3/15/2009	2,000	2,033

Total Taxable Municipal Bonds
(Cost $9,065)		8,775

Temporary Cash Investment (3.0%)

Repurchase Agreement
Bank of America
4.820%, 4/3/2006
(Dated 3/31/2006. Repurchase Value $37,415,000,
collateralized by Federal National Mortgage Assn.,
5.500%, 2/1/2035)
(Cost $37,400)	37,400	37,400

Total Investments (99.7%)
(Cost $1,027,814)		1,234,048

Other Assets and Liabilities—Net (0.3%)		3,266

Net Assets (100%)		1,237,314

* Non-income-producing security.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $29,298,000, representing 2.4% of net assets.
4 Adjustable-rate note.
ADR American Depositary Receipt.
GO General Obligation Bond.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2006, the cost of investment securities for tax purposes was $1,027,814,000. Net unrealized appreciation of investment securities for tax purposes was $206,234,000, consisting of unrealized gains of $223,920,000 on securities that had risen in value since their purchase and $17,686,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the portfolio’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Vanguard Variable Insurance Fund - Capital Growth Portfolio Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (91.5%)

Consumer Discretionary (8.9%)
* DIRECTV Group, Inc.	208,561	3,420
Sony Corp. ADR	62,400	2,875
TJX Cos., Inc.	80,950	2,009
Target Corp.	33,000	1,716
Eastman Kodak Co.	57,000	1,621
* Univision Communications Inc.	39,800	1,372
* Kohl's Corp.	21,100	1,119
The Walt Disney Co.	36,600	1,021
Time Warner, Inc.	59,000	991
News Corp., Class A	43,742	727
Best Buy Co., Inc.	10,300	576
Lowe's Cos., Inc.	8,350	538
* Comcast Corp. Class A	12,500	327
Mattel, Inc.	15,700	285
Abercrombie & Fitch Co.	3,400	198
Tiffany & Co.	3,800	143
ArvinMeritor, Inc.	8,650	129

		19,067

Consumer Staples (1.4%)
Costco Wholesale Corp.	49,350	2,673
Avon Products, Inc.	8,000	249

		2,922

Energy (7.6%)
ConocoPhillips Co.	80,600	5,090
Schlumberger Ltd.	25,850	3,272
Amerada Hess Corp.	13,050	1,858
Noble Energy, Inc.	40,700	1,788
Pogo Producing Co.	20,700	1,040
EnCana Corp.	21,600	1,009
* Transocean Inc.	10,200	819
GlobalSantaFe Corp.	11,700	711
EOG Resources, Inc.	7,300	526
Chevron Corp.	3,160	183

		16,296

Financials (5.0%)
The Bank of New York Co., Inc.	63,550	2,290
The Chubb Corp.	22,800	2,176
American International Group, Inc.	21,400	1,414
Marsh & McLennan Cos., Inc.	44,700	1,312
* Berkshire Hathaway Inc. Class B	427	1,286
Fannie Mae	11,500	591
Transatlantic Holdings, Inc.	7,075	414
JPMorgan Chase & Co.	7,648	318
AFLAC Inc.	6,100	275
Capital One Financial Corp.	2,900	234
Wells Fargo & Co.	3,200	204
Freddie Mac	2,750	168

		10,682

Health Care (18.6%)
Novartis AG ADR	115,050	6,378
* Biogen Idec Inc.	119,600	5,633
Eli Lilly & Co.	96,300	5,325
Pfizer Inc.	187,860	4,681
Guidant Corp.	53,100	4,145
Medtronic, Inc.	58,100	2,949
Roche Holdings AG	19,800	2,935
* Genzyme Corp.	31,450	2,114
Applera Corp.-Applied Biosystems Group	55,700	1,512
GlaxoSmithKline PLC ADR	24,700	1,292
* Millipore Corp.	17,450	1,275
* Sepracor Inc.	23,250	1,135
* Amgen, Inc.	3,700	269

		39,643

Industrials (13.7%)
FedEx Corp.	96,000	10,842
Union Pacific Corp.	46,200	4,313
Caterpillar, Inc.	49,200	3,533
Southwest Airlines Co.	167,350	3,011
Robert Half International, Inc.	56,750	2,191
* AMR Corp.	56,300	1,523
Granite Construction Co.	18,200	886
Fluor Corp.	9,700	832
Deere & Co.	10,250	810
* Alaska Air Group, Inc.	15,450	548
Pall Corp.	10,200	318
Donaldson Co., Inc.	8,000	270
United Parcel Service, Inc.	3,350	266

		29,343

Information Technology (28.3%)
* Adobe Systems, Inc.	235,900	8,238
Texas Instruments, Inc.	184,400	5,987
Microsoft Corp.	188,100	5,118
* Oracle Corp.	289,000	3,956
QUALCOMM Inc.	73,400	3,715
* Micron Technology, Inc.	238,500	3,511
* Corning, Inc.	124,750	3,357
Hewlett-Packard Co.	79,950	2,630
* Intuit, Inc.	47,100	2,505
* Citrix Systems, Inc.	64,600	2,448
Intel Corp.	109,100	2,111
Motorola, Inc.	86,450	1,981
* Nortel Networks Corp.	540,100	1,647
* Google Inc.	4,200	1,638
* eBay Inc.	39,600	1,547
Tektronix, Inc.	43,050	1,537
* Symantec Corp.	66,400	1,118
LM Ericsson Telephone Co. ADR Class B	28,400	1,071
Plantronics, Inc.	29,250	1,036
Applied Materials, Inc.	47,500	832
Accenture Ltd.	27,350	822
* Rambus Inc.	20,000	787
* EMC Corp.	52,500	716
Paychex, Inc.	12,400	517
* Freescale Semiconductor, Inc. Class B	12,118	337
Symbol Technologies, Inc.	30,150	319
* NVIDIA Corp.	5,500	315
* Coherent, Inc.	8,950	314
* ASML Holding (New York)	9,800	200
* Entegris Inc.	13,344	142

		60,452

Materials (7.2%)
Potash Corp. of Saskatchewan, Inc.	44,100	3,885
Weyerhaeuser Co.	35,050	2,539
Inco Ltd.	37,200	1,856
Monsanto Co.	21,400	1,814
Dow Chemical Co.	42,100	1,709
Praxair, Inc.	25,300	1,395
Alcoa Inc.	32,400	990
Temple-Inland Inc.	20,800	927
MacDermid, Inc.	9,150	294

		15,409

Telecommunication Services (0.8%)
Sprint Nextel Corp.	63,250	1,634

Total Common Stocks
(Cost $150,968)		195,448

Temporary Cash Investment (8.4%)

1 Vanguard Market Liquidity Fund, 4.715%
(Cost $17,975)	17,974,668	17,975

Total Investments (99.9%)
(Cost $168,943)		213,423

Other Assets and Liabilities—Net (0.1%)		174

Net Assets (100%)		213,597

*Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $168,943,000. Net unrealized appreciation of investment securities for tax purposes was $44,480,000, consisting of unrealized gains of $47,132,000 on securities that had risen in value since their purchase and $2,652,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the portfolio’s fair value procedures, exchange rates may be adjusted if they change significantly before the portfolio’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Vanguard Variable Insurance Fund-Diversified Value Portfolio Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (97.1%)

Consumer Discretionary (2.8%)
Mattel, Inc.	391,000	7,089
Carnival Corp.	138,300	6,551
Service Corp. International	680,200	5,306

		18,946

Consumer Staples (11.7%)
Altria Group, Inc.	363,300	25,743
Imperial Tobacco Group ADR	359,500	21,527
ConAgra Foods, Inc.	639,400	13,722
UST, Inc.	266,400	11,082
Diageo PLC ADR	106,000	6,724

		78,798

Energy (9.6%)
ConocoPhillips Co.	346,544	21,884
Occidental Petroleum Corp.	233,200	21,606
BP PLC ADR	204,812	14,120
Chevron Corp.	124,300	7,206

		64,816

Financials (25.0%)
Washington Mutual, Inc.	495,050	21,099
Bank of America Corp.	448,471	20,423
Citigroup, Inc.	428,800	20,252
The Allstate Corp.	373,600	19,468
Wells Fargo & Co.	288,200	18,407
Capital One Financial Corp.	191,800	15,444
SLM Corp.	282,000	14,647
XL Capital Ltd. Class A	209,600	13,437
Manulife Financial Corp.	200,000	12,554
MGIC Investment Corp.	105,100	7,003
JPMorgan Chase & Co.	125,450	5,224

		167,958

Health Care (13.5%)
Bristol-Myers Squibb Co.	953,000	23,453
Pfizer Inc.	825,200	20,564
* WellPoint Inc.	208,500	16,144
Wyeth	230,000	11,160
Baxter International, Inc.	259,000	10,052
Schering-Plough Corp.	497,400	9,446

		90,819

Industrials (10.8%)
Northrop Grumman Corp.	250,000	17,073
ITT Industries, Inc.	219,200	12,323
American Power Conversion Corp.	427,600	9,882
Emerson Electric Co.	110,200	9,216
Tyco International Ltd.	303,100	8,147
General Electric Co.	200,500	6,973
3M Co.	86,200	6,525
Cendant Corp.	141,300	2,452

		72,591

Information Technology (5.8%)
Nokia Corp. ADR	1,084,800	22,477
Hewlett-Packard Co.	492,000	16,187

		38,664

Materials (1.6%)
Lyondell Chemical Co.	546,200	10,869

Telecommunication Services (4.8%)
Verizon Communications Inc.	645,960	22,001
BellSouth Corp.	295,800	10,249

		32,250

Utilities (11.5%)
Duke Energy Corp.	737,300	21,492
Exelon Corp.	353,300	18,690
Entergy Corp.	229,600	15,829
American Electric Power Co., Inc.	345,240	11,745
CenterPoint Energy Inc.	781,000	9,317

		77,073

Total Common Stocks
(Cost $576,379)		652,784

Temporary Cash Investment (3.8%)

1 Vanguard Market Liquidity Fund, 4.715%
(Cost $25,339)	25,339,382	25,339

Total Investments (100.9%)
(Cost $601,718)		678,123

Other Assets and Liabilities—Net (-0.9%)		(5,914)

Net Assets (100%)		672,209

*Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2006, the cost of investment securities for tax purposes was $601,718,000. Net unrealized appreciation of investment securities for tax purposes was $76,405,000, consisting of unrealized gains of $86,594,000 on securities that had risen in value since their purchase and $10,189,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund - Equity Income Portfolio Schedule of Investments March 31, 2006
	Shares	Market Value ($000)
Common Stocks (98.8%)
Consumer Discretionary (7.9%)
Jones Apparel Group, Inc.	100,000	3,537
Leggett & Platt, Inc.	141,000	3,436
Mattel, Inc.	188,390	3,415
International Game Technology	88,703	3,124
Newell Rubbermaid, Inc.	122,400	3,083
Ford Motor Co.	377,996	3,009
New York Times Co. Class A	104,800	2,652
^ Regal Entertainment Group Class A	114,100	2,146
Gentex Corp.	116,200	2,029
Gannett Co., Inc.	32,700	1,959
Tribune Co.	70,800	1,942
^ General Motors Corp.	81,800	1,740
McDonald's Corp.	47,500	1,632
Family Dollar Stores, Inc.	57,900	1,540
Dow Jones & Co., Inc.	37,700	1,482
Belo Corp. Class A	67,100	1,334
Eastman Kodak Co.	37,400	1,064
Limited Brands, Inc.	5,051	124

		39,248

Consumer Staples (10.6%)
Altria Group, Inc.	102,680	7,276
Kimberly-Clark Corp.	114,500	6,618
Colgate-Palmolive Co.	87,400	4,991
Kellogg Co.	100,740	4,437
Campbell Soup Co.	126,600	4,102
Avon Products, Inc.	102,900	3,207
Kraft Foods Inc.	103,403	3,134
Sysco Corp.	94,900	3,042
ConAgra Foods, Inc.	140,000	3,004
The Coca-Cola Co.	69,200	2,897
General Mills, Inc.	45,860	2,324
Anheuser-Busch Cos., Inc.	34,700	1,484
PepsiCo, Inc.	25,500	1,474
The Procter & Gamble Co.	25,447	1,466
Sara Lee Corp.	80,500	1,439
H.J. Heinz Co.	27,700	1,050
The Clorox Co.	9,000	539

		52,484

Energy (7.5%)
ExxonMobil Corp.	219,709	13,371
ConocoPhillips Co.	200,820	12,682
BP PLC ADR	74,096	5,108
Royal Dutch Shell PLC ADR Class A	33,800	2,104
Royal Dutch Shell PLC ADR Class B	30,289	1,973
Kinder Morgan, Inc.	19,000	1,748

		36,986

Financials (32.0%)
Bank of America Corp.	363,370	16,548
Citigroup, Inc.	295,800	13,971
SunTrust Banks, Inc.	115,700	8,418
JPMorgan Chase & Co.	168,000	6,996
Wells Fargo & Co.	105,500	6,738
Merrill Lynch & Co., Inc.	82,700	6,513
PNC Financial Services Group	80,200	5,398
The Chubb Corp.	55,580	5,305
Wachovia Corp.	87,686	4,915
UBS AG	40,400	4,443
U.S. Bancorp	137,342	4,189
National City Corp.	115,900	4,045
Regency Centers Corp. REIT	59,200	3,978
State Street Corp.	60,186	3,637
ACE Ltd.	68,200	3,547
Mellon Financial Corp.	94,700	3,371
The Allstate Corp.	64,100	3,340
New York Community Bancorp, Inc.	173,800	3,045
Fifth Third Bancorp	76,100	2,995
MBIA, Inc.	49,600	2,982
Washington Mutual, Inc.	68,722	2,929
Cincinnati Financial Corp.	68,424	2,879
Arthur J. Gallagher & Co.	101,561	2,824
Comerica, Inc.	48,100	2,788
Freddie Mac	44,100	2,690
Marsh & McLennan Cos., Inc.	82,700	2,428
Northern Trust Corp.	35,900	1,885
Fannie Mae	36,200	1,861
Fidelity National Financial, Inc.	51,150	1,817
The Bank of New York Co., Inc.	46,300	1,669
First Horizon National Corp.	36,700	1,529
Popular, Inc.	72,000	1,495
BB&T Corp.	36,000	1,411
Zions Bancorp	17,000	1,406
Huntington Bancshares Inc.	57,700	1,392
Synovus Financial Corp.	50,400	1,365
Lincoln National Corp.	24,969	1,363
Astoria Financial Corp.	43,950	1,361
City National Corp.	16,300	1,252
Morgan Stanley	19,900	1,250
Host Marriott Corp. REIT	56,300	1,205
Nationwide Financial Services, Inc.	27,500	1,183
Countrywide Financial Corp.	30,400	1,116
FirstMerit Corp.	40,500	999
KKR Financial Corp. REIT	36,200	812
Mercury General Corp.	12,500	686
TCF Financial Corp.	10,905	281
Fidelity National Title Group, Inc. Class A	8,951	204

		158,454

Health Care (8.3%)
Wyeth	172,020	8,346
Pfizer Inc.	269,612	6,719
Abbott Laboratories	150,066	6,373
Baxter International, Inc.	113,120	4,390
Bristol-Myers Squibb Co.	130,060	3,201
Eli Lilly & Co.	56,300	3,113
Merck & Co., Inc.	86,400	3,044
Johnson & Johnson	48,800	2,890
AstraZeneca Group PLC ADR	30,500	1,532
GlaxoSmithKline PLC ADR	25,474	1,333

		40,941

Industrials (10.2%)
Caterpillar, Inc.	230,620	16,561
General Electric Co.	259,500	9,025
Pitney Bowes, Inc.	92,900	3,988
Rockwell Automation, Inc.	43,200	3,106
Goodrich Corp.	69,700	3,040
United Parcel Service, Inc.	33,300	2,643
Honeywell International Inc.	61,200	2,618
3M Co.	22,200	1,680
Dover Corp.	33,300	1,617
R.R. Donnelley & Sons Co.	48,400	1,584
Deere & Co.	18,900	1,494
Teleflex Inc.	17,300	1,239
Avery Dennison Corp.	17,300	1,012
The Boeing Co.	11,800	920

		50,527

Information Technology (1.1%)
Automatic Data Processing, Inc.	61,800	2,823
Paychex, Inc.	44,400	1,850
Intel Corp.	29,900	579

		5,252

Materials (7.2%)
Dow Chemical Co.	170,320	6,915
Alcoa Inc.	177,900	5,437
E.I. du Pont de Nemours & Co.	119,041	5,025
International Paper Co.	110,300	3,813
Bowater Inc.	107,100	3,168
Air Products & Chemicals, Inc.	46,400	3,118
PPG Industries, Inc.	45,800	2,901
Weyerhaeuser Co.	37,180	2,693
Valspar Corp.	31,800	886
Freeport-McMoRan Copper & Gold, Inc. Class B	14,000	837
Temple-Inland Inc.	18,400	820

		35,613

Telecommunication Services (5.2%)
AT&T Inc.	500,364	13,530
Verizon Communications Inc.	158,408	5,395
BellSouth Corp.	111,820	3,875
Sprint Nextel Corp.	109,700	2,835

		25,635

Utilities (7.5%)
FPL Group, Inc.	165,340	6,637
Dominion Resources, Inc.	83,025	5,731
Exelon Corp.	76,200	4,031
SCANA Corp.	66,400	2,606
PPL Corp.	87,900	2,584
Consolidated Edison Inc.	57,700	2,510
Southern Co.	76,300	2,500
Puget Energy, Inc.	113,100	2,395
TXU Corp.	46,700	2,090
Northeast Utilities	70,400	1,375
Duke Energy Corp.	47,000	1,370
Entergy Corp.	17,900	1,234
Pinnacle West Capital Corp.	30,400	1,189
NiSource, Inc.	41,700	843

		37,095

Exchange-Traded Funds (1.3%)
1 Vanguard Value VIPERs	104,300	6,241

Total Common Stocks
(Cost $417,823)	488,476

Temporary Cash Investments (2.1%)

Money Market Fund (1.3%)
2 Vanguard Market Liquidity Fund, 4.715%	6,193,671	6,194

	Face
	Amount
	($000)

U.S. Agency Obligation (0.2%)
3 Federal National Mortgage Assn
4 4.419%, 4/12/06	1,200	1,199

Repurchase Agreement (0.6%)
UBS Securities LLC
4.830%, 4/3/06
(Dated 3/31/06, Repurchase Value $3,001,000,
collateralized by Federal Home Loan Mortgage Corp.,
4.500%-15.000%, 11/1/07-10/1/20)	3,000	3,000

Total Temporary Cash Investments
(Cost $10,393)		10,393

Total Investments (100.9%)
(Cost $428,216)		498,869

Other Assets and Liabilities—Net (-0.9%)		(4,457)

Net Assets (100%)		494,412

^ Part of security position is on loan to broker/dealers.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $1,199,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $428,216,000. Net unrealized appreciation of investment securities for tax purposes was $70,653,000, consisting of unrealized gains of $79,603,000 on securities that had risen in value since their purchase and $8,950,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 99.9% and 1.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	16	5,213	7
E-mini S&P 500 Index	7	456	(3)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - Equity Index Portfolio Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (10.2%)
Home Depot, Inc.	335,577	14,195
Time Warner, Inc.	711,827	11,952
* Comcast Corp. Class A	335,820	8,785
The Walt Disney Co.	304,250	8,486
Lowe's Cos., Inc.	123,499	7,958
Target Corp.	138,840	7,221
McDonald's Corp.	198,460	6,819
News Corp., Class A	379,069	6,296
* Viacom Inc. Class B	121,003	4,695
* Starbucks Corp.	120,520	4,536
Best Buy Co., Inc.	64,225	3,592
The McGraw-Hill Cos., Inc.	57,946	3,339
Carnival Corp.	68,522	3,246
Federated Department Stores, Inc.	42,935	3,134
Staples, Inc.	115,066	2,937
CBS Corp.	121,003	2,902
* Kohl's Corp.	54,383	2,883
NIKE, Inc. Class B	29,874	2,542
Clear Channel Communications, Inc.	81,611	2,368
Omnicom Group Inc.	28,182	2,346
Ford Motor Co.	294,527	2,344
Johnson Controls, Inc.	30,670	2,329
Starwood Hotels & Resorts Worldwide, Inc.	34,234	2,319
Harrah's Entertainment, Inc.	29,180	2,275
Gannett Co., Inc.	37,597	2,253
Harley-Davidson, Inc.	42,962	2,229
J.C. Penney Co., Inc. (Holding Co.)	36,838	2,225
Yum! Brands, Inc.	43,538	2,127
* Coach, Inc.	60,484	2,092
* Sears Holdings Corp.	15,699	2,076
^ General Motors Corp.	89,348	1,900
International Game Technology	53,494	1,884
Fortune Brands, Inc.	23,059	1,859
TJX Cos., Inc.	72,694	1,804
* Amazon.com, Inc.	48,660	1,777
Marriott International, Inc. Class A	25,617	1,757
* Office Depot, Inc.	46,971	1,749
* Bed Bath & Beyond, Inc.	44,270	1,700
The Gap, Inc.	90,667	1,694
D. R. Horton, Inc.	43,176	1,434
Nordstrom, Inc.	34,458	1,350
Limited Brands, Inc.	54,923	1,343
Hilton Hotels Corp.	51,981	1,323
Lennar Corp. Class A	21,716	1,311
Pulte Homes, Inc.	33,960	1,305
Eastman Kodak Co.	45,353	1,290
* Univision Communications Inc.	35,518	1,224
Centex Corp.	19,432	1,205
Genuine Parts Co.	27,440	1,203
* Apollo Group, Inc. Class A	22,313	1,172
Harman International Industries, Inc.	10,388	1,154
Tribune Co.	41,706	1,144
Wendy's International, Inc.	18,121	1,125
H & R Block, Inc.	51,888	1,123
Mattel, Inc.	61,707	1,119
Newell Rubbermaid, Inc.	43,714	1,101
Black & Decker Corp.	12,285	1,067
Whirlpool Corp.	10,817	989
Dollar General Corp.	50,079	885
* AutoZone Inc.	8,741	871
Sherwin-Williams Co.	17,585	869
Darden Restaurants Inc.	20,980	861
Tiffany & Co.	22,558	847
VF Corp.	14,068	800
KB Home	12,168	791
Leggett & Platt, Inc.	28,994	707
Liz Claiborne, Inc.	16,702	684
Knight Ridder	10,622	671
Family Dollar Stores, Inc.	24,510	652
* Interpublic Group of Cos., Inc.	68,038	650
Jones Apparel Group, Inc.	18,083	640
* AutoNation, Inc.	28,814	621
E.W. Scripps Co. Class A	13,583	607
Hasbro, Inc.	28,339	598
Brunswick Corp.	15,239	592
Circuit City Stores, Inc.	24,141	591
The Stanley Works	11,574	586
New York Times Co. Class A	23,060	584
RadioShack Corp.	21,460	413
* The Goodyear Tire & Rubber Co.	27,798	403
Meredith Corp.	6,703	374
Dow Jones & Co., Inc.	9,357	368
Snap-On Inc.	9,236	352
OfficeMax, Inc.	11,234	339
Maytag Corp.	12,677	270
* Big Lots Inc.	18,134	253
Dillard's Inc.	9,673	252
Cooper Tire & Rubber Co.	9,711	139
* Comcast Corp. Special Class A	2,081	54
* Viacom Inc. Class A	1,056	41
CBS Corp. Class A	1,056	25
News Corp., Class B	200	4

		189,001

Consumer Staples (9.2%)
The Procter & Gamble Co.	519,592	29,939
Altria Group, Inc.	329,681	23,361
Wal-Mart Stores, Inc.	394,692	18,645
PepsiCo, Inc.	261,678	15,122
The Coca-Cola Co.	325,399	13,624
Walgreen Co.	159,835	6,894
Anheuser-Busch Cos., Inc.	122,592	5,243
Colgate-Palmolive Co.	81,394	4,648
Kimberly-Clark Corp.	72,805	4,208
Costco Wholesale Corp.	74,691	4,045
CVS Corp.	129,071	3,855
Archer-Daniels-Midland Co.	103,292	3,476
Sysco Corp.	97,779	3,134
General Mills, Inc.	56,191	2,848
* The Kroger Co.	114,550	2,332
Avon Products, Inc.	71,141	2,217
Sara Lee Corp.	120,033	2,146
H.J. Heinz Co.	52,877	2,005
Wm. Wrigley Jr. Co.	27,979	1,791
Safeway, Inc.	71,052	1,785
ConAgra Foods, Inc.	82,411	1,769
Kellogg Co.	39,921	1,758
Albertson's, Inc.	58,199	1,494
The Hershey Co.	28,266	1,476
Whole Foods Market, Inc.	22,074	1,467
Reynolds American Inc.	13,566	1,431
The Clorox Co.	23,766	1,422
UST, Inc.	25,780	1,072
Brown-Forman Corp. Class B	13,229	1,018
Coca-Cola Enterprises, Inc.	48,333	983
Campbell Soup Co.	29,264	948
* Dean Foods Co.	21,500	835
* Constellation Brands, Inc. Class A	31,264	783
McCormick & Co., Inc.	20,934	709
Estee Lauder Cos. Class A	18,941	704
SuperValu Inc.	21,619	666
The Pepsi Bottling Group, Inc.	21,486	653
Molson Coors Brewing Co. Class B	9,127	626
Tyson Foods, Inc.	39,977	549
Alberto-Culver Co. Class B	11,884	526

		172,207

Energy (9.7%)
ExxonMobil Corp.	964,757	58,715
Chevron Corp.	351,667	20,386
ConocoPhillips Co.	217,751	13,751
Schlumberger Ltd.	93,354	11,816
Occidental Petroleum Corp.	67,998	6,300
Halliburton Co.	81,474	5,949
Valero Energy Corp.	98,190	5,870
Burlington Resources, Inc.	59,317	5,452
Marathon Oil Corp.	57,935	4,413
Devon Energy Corp.	69,756	4,267
* Transocean Inc.	51,418	4,129
Baker Hughes, Inc.	53,983	3,692
Anadarko Petroleum Corp.	36,345	3,671
Apache Corp.	52,178	3,418
EOG Resources, Inc.	38,446	2,768
* Weatherford International Ltd.	55,054	2,519
XTO Energy, Inc.	57,353	2,499
Williams Cos., Inc.	93,950	2,010
Chesapeake Energy Corp.	58,937	1,851
Amerada Hess Corp.	12,678	1,805
* Nabors Industries, Inc.	25,063	1,794
* National Oilwell Varco Inc.	27,679	1,775
BJ Services Co.	51,213	1,772
Noble Corp.	21,632	1,754
Kerr-McGee Corp.	18,240	1,742
Sunoco, Inc.	21,075	1,635
Kinder Morgan, Inc.	16,724	1,538
Murphy Oil Corp.	26,015	1,296
El Paso Corp.	104,089	1,254
Rowan Cos., Inc.	17,358	763

		180,604

Financials (20.9%)
Citigroup, Inc.	788,553	37,243
Bank of America Corp.	733,862	33,420
American International Group, Inc.	410,105	27,104
JPMorgan Chase & Co.	550,652	22,929
Wells Fargo & Co.	264,778	16,911
Wachovia Corp.	256,300	14,366
Merrill Lynch & Co., Inc.	145,030	11,423
The Goldman Sachs Group, Inc.	68,817	10,802
Morgan Stanley	169,621	10,656
American Express Co.	195,525	10,275
U.S. Bancorp	284,533	8,678
Fannie Mae	152,907	7,859
Washington Mutual, Inc.	156,635	6,676
Freddie Mac	109,154	6,658
Lehman Brothers Holdings, Inc.	42,684	6,169
Prudential Financial, Inc.	78,197	5,928
MetLife, Inc.	119,714	5,791
The Allstate Corp.	101,869	5,308
The St. Paul Travelers, Cos. Inc.	109,869	4,591
The Bank of New York Co., Inc.	121,839	4,391
SunTrust Banks, Inc.	58,538	4,259
The Hartford Financial Services Group Inc.	47,708	3,843
Capital One Financial Corp.	47,529	3,827
AFLAC Inc.	78,657	3,550
Countrywide Financial Corp.	95,184	3,493
Fifth Third Bancorp	87,781	3,455
SLM Corp.	65,841	3,420
BB&T Corp.	84,504	3,313
Progressive Corp. of Ohio	31,041	3,236
State Street Corp.	52,576	3,177
PNC Financial Services Group	46,169	3,108
National City Corp.	86,487	3,018
The Chubb Corp.	31,489	3,005
Charles Schwab Corp.	162,960	2,805
Moody's Corp.	38,419	2,745
Golden West Financial Corp.	40,359	2,740
ACE Ltd.	50,839	2,644
Bear Stearns Co., Inc.	18,835	2,612
Marsh & McLennan Cos., Inc.	86,378	2,536
Regions Financial Corp.	72,092	2,535
Simon Property Group, Inc. REIT	28,986	2,439
KeyCorp	64,007	2,355
Mellon Financial Corp.	65,458	2,330
Franklin Resources Corp.	24,065	2,268
North Fork Bancorp, Inc.	75,096	2,165
Loews Corp.	21,390	2,165
The Principal Financial Group, Inc.	44,118	2,153
Equity Office Properties Trust REIT	64,094	2,152
Equity Residential REIT	45,866	2,146
Aon Corp.	50,815	2,109
ProLogis REIT	38,458	2,058
Genworth Financial Inc.	59,451	1,987
Vornado Realty Trust REIT	18,693	1,795
Ameriprise Financial, Inc.	39,809	1,794
* E*TRADE Financial Corp.	65,999	1,781
XL Capital Ltd. Class A	27,508	1,764
CIT Group Inc.	31,655	1,694
Archstone-Smith Trust REIT	33,607	1,639
T. Rowe Price Group Inc.	20,812	1,628
Northern Trust Corp.	29,384	1,543
Comerica, Inc.	25,781	1,495
Lincoln National Corp.	46,625	2,545
AmSouth Bancorp	54,874	1,484
Marshall & Ilsley Corp.	33,063	1,441
M & T Bank Corp.	12,528	1,430
Zions Bancorp	16,572	1,371
Synovus Financial Corp.	49,686	1,346
Ambac Financial Group, Inc.	16,613	1,322
MBIA, Inc.	21,203	1,275
Sovereign Bancorp, Inc.	56,388	1,235
Boston Properties, Inc. REIT	12,548	1,170
Cincinnati Financial Corp.	27,677	1,164
Plum Creek Timber Co. Inc. REIT	29,077	1,074
Public Storage, Inc. REIT	12,985	1,055
Compass Bancshares Inc.	19,701	997
Safeco Corp.	19,379	973
UnumProvident Corp.	47,333	969
Huntington Bancshares Inc.	39,463	952
Kimco Realty Corp. REIT	23,372	950
Torchmark Corp.	16,395	936
MGIC Investment Corp.	13,866	924
First Horizon National Corp.	19,859	827
Janus Capital Group Inc.	34,060	789
Apartment Investment & Management Co. Class A REIT	15,430	724
Federated Investors, Inc.	13,363	522

		389,434

Health Care (12.9%)
Pfizer Inc.	1,162,500	28,970
Johnson & Johnson	470,146	27,842
* Amgen, Inc.	184,561	13,427
Merck & Co., Inc.	345,553	12,174
UnitedHealth Group Inc.	214,269	11,969
Abbott Laboratories	243,069	10,323
Wyeth	212,298	10,301
Eli Lilly & Co.	178,456	9,869
Medtronic, Inc.	190,616	9,674
* WellPoint Inc.	104,276	8,074
Bristol-Myers Squibb Co.	309,484	7,616
Cardinal Health, Inc.	66,581	4,962
* Gilead Sciences, Inc.	72,997	4,542
Schering-Plough Corp.	233,708	4,438
Aetna Inc.	89,596	4,403
Guidant Corp.	53,475	4,174
Baxter International, Inc.	102,404	3,974
* Caremark Rx, Inc.	70,826	3,483
HCA Inc.	64,442	2,951
* Genzyme Corp.	40,970	2,754
* Medco Health Solutions, Inc.	48,000	2,747
* Zimmer Holdings, Inc.	39,060	2,640
Allergan, Inc.	23,867	2,590
* Biogen Idec Inc.	54,322	2,559
McKesson Corp.	48,286	2,517
CIGNA Corp.	19,039	2,487
Becton, Dickinson & Co.	39,049	2,405
* St. Jude Medical, Inc.	57,903	2,374
* Forest Laboratories, Inc.	51,416	2,295
* Boston Scientific Corp.	93,446	2,154
Stryker Corp.	46,122	2,045
* Express Scripts Inc.	23,082	2,029
AmerisourceBergen Corp.	33,024	1,594
* MedImmune Inc.	40,596	1,485
Biomet, Inc.	39,012	1,386
* Coventry Health Care Inc.	25,420	1,372
* Humana Inc.	25,751	1,356
* Fisher Scientific International Inc.	19,616	1,335
Quest Diagnostics, Inc.	25,626	1,315
* Laboratory Corp. of America Holdings	19,865	1,162
C.R. Bard, Inc.	16,389	1,111
* Barr Pharmaceuticals Inc.	16,709	1,052
* Hospira, Inc.	25,528	1,007
* Thermo Electron Corp.	25,740	955
Health Management Associates Class A	38,157	823
Mylan Laboratories, Inc.	34,906	817
IMS Health, Inc.	31,551	813
* Chiron Corp.	17,382	796
Applera Corp.-Applied Biosystems Group	29,087	789
* Patterson Cos	22,122	779
* Waters Corp.	16,496	712
* King Pharmaceuticals, Inc.	38,647	667
* Millipore Corp.	8,254	603
Manor Care, Inc.	12,439	552
* Tenet Healthcare Corp.	74,252	548
Bausch & Lomb, Inc.	8,517	543
PerkinElmer, Inc.	20,581	483
* Watson Pharmaceuticals, Inc.	16,147	464

		239,281

Industrials (11.5%)
General Electric Co.	1,646,921	57,280
United Parcel Service, Inc.	172,513	13,694
The Boeing Co.	126,370	9,848
United Technologies Corp.	160,374	9,297
3M Co.	119,227	9,024
Tyco International Ltd.	318,351	8,557
Caterpillar, Inc.	105,942	7,608
Honeywell International Inc.	131,187	5,611
Emerson Electric Co.	64,979	5,434
FedEx Corp.	47,981	5,419
Burlington Northern Santa Fe Corp.	58,867	4,905
Lockheed Martin Corp.	56,513	4,246
General Dynamics Corp.	63,176	4,042
Union Pacific Corp.	41,782	3,900
Northrop Grumman Corp.	55,364	3,781
Norfolk Southern Corp.	65,078	3,519
Raytheon Co.	70,414	3,228
Illinois Tool Works, Inc.	32,380	3,119
Waste Management, Inc.	87,258	3,080
Deere & Co.	37,543	2,968
Cendant Corp.	159,235	2,763
Danaher Corp.	37,434	2,379
Ingersoll-Rand Co.	51,719	2,161
Masco Corp.	66,053	2,146
CSX Corp.	34,648	2,072
Southwest Airlines Co.	111,848	2,012
Rockwell Automation, Inc.	27,940	2,009
Textron, Inc.	20,835	1,946
PACCAR, Inc.	26,649	1,878
Eaton Corp.	23,494	1,714
L-3 Communications Holdings, Inc.	19,133	1,641
ITT Industries, Inc.	29,122	1,637
Dover Corp.	32,052	1,556
Pitney Bowes, Inc.	36,042	1,547
Parker Hannifin Corp.	19,003	1,532
Rockwell Collins, Inc.	27,162	1,531
Cooper Industries, Inc. Class A	14,422	1,253
American Standard Cos., Inc.	28,102	1,204
Fluor Corp.	13,796	1,184
R.R. Donnelley & Sons Co.	34,397	1,125
Robert Half International, Inc.	27,313	1,055
Avery Dennison Corp.	17,461	1,021
* Monster Worldwide Inc.	19,972	996
Cintas Corp.	21,844	931
W.W. Grainger, Inc.	12,160	916
Goodrich Corp.	19,663	858
Cummins Inc.	7,422	780
Equifax, Inc.	20,485	763
American Power Conversion Corp.	27,327	632
Pall Corp.	19,927	622
Ryder System, Inc.	9,723	435
* Allied Waste Industries, Inc.	34,677	424
* Navistar International Corp.	9,802	270

		213,553

Information Technology (16.0%)
Microsoft Corp.	1,404,069	38,205
* Cisco Systems, Inc.	971,802	21,059
International Business Machines Corp.	247,566	20,417
Intel Corp.	929,471	17,985
Hewlett-Packard Co.	446,816	14,700
* Google Inc.	34,133	13,312
QUALCOMM Inc.	261,632	13,241
* Dell Inc.	371,816	11,065
Motorola, Inc.	394,929	9,048
* Apple Computer, Inc.	134,513	8,437
Texas Instruments, Inc.	252,853	8,210
* Oracle Corp.	595,341	8,150
* eBay Inc.	182,179	7,116
* Corning, Inc.	244,225	6,572
* Yahoo! Inc.	199,358	6,431
First Data Corp.	121,197	5,674
* EMC Corp.	375,479	5,118
Applied Materials, Inc.	250,658	4,389
Automatic Data Processing, Inc.	91,561	4,183
* Adobe Systems, Inc.	94,695	3,307
* Broadcom Corp.	69,597	3,004
* Sun Microsystems, Inc.	546,749	2,805
* Symantec Corp.	164,831	2,774
* Electronic Arts Inc.	47,931	2,623
* Agilent Technologies, Inc.	67,723	2,543
* Advanced Micro Devices, Inc.	75,973	2,519
* Xerox Corp.	147,145	2,237
Analog Devices, Inc.	57,808	2,213
Paychex, Inc.	52,735	2,197
Electronic Data Systems Corp.	81,287	2,181
* Lucent Technologies, Inc.	706,130	2,154
* Network Appliance, Inc.	59,052	2,128
CA, Inc.	72,076	1,961
Maxim Integrated Products, Inc.	50,635	1,881
Linear Technology Corp.	48,222	1,692
* Computer Sciences Corp.	29,450	1,636
* NVIDIA Corp.	27,114	1,553
KLA-Tencor Corp.	31,449	1,521
* Freescale Semiconductor, Inc. Class B	53,710	1,492
National Semiconductor Corp.	53,523	1,490
* Intuit, Inc.	27,866	1,482
* Micron Technology, Inc.	97,728	1,439
* Autodesk, Inc.	36,396	1,402
Xilinx, Inc.	54,828	1,396
* Fiserv, Inc.	29,100	1,238
* NCR Corp.	28,888	1,207
* Jabil Circuit, Inc.	27,547	1,181
* Affiliated Computer Services, Inc. Class A	19,626	1,171
* Altera Corp.	56,710	1,171
* Tellabs, Inc.	71,158	1,131
* JDS Uniphase Corp.	266,134	1,110
* Citrix Systems, Inc.	28,101	1,065
* VeriSign, Inc.	38,817	931
* Lexmark International, Inc.	17,155	778
Molex, Inc.	22,669	753
* Comverse Technology, Inc.	31,932	751
* Avaya Inc.	66,267	749
* BMC Software, Inc.	33,752	731
* LSI Logic Corp.	61,950	716
* Solectron Corp.	144,485	578
* Novellus Systems, Inc.	21,051	505
* QLogic Corp.	25,732	498
Sabre Holdings Corp.	20,726	488
* Teradyne, Inc.	31,100	482
* Compuware Corp.	61,499	482
* Ciena Corp.	92,053	480
* Novell, Inc.	62,128	477
* ADC Telecommunications, Inc.	18,397	471
Tektronix, Inc.	12,921	461
Symbol Technologies, Inc.	39,867	422
* Convergys Corp.	22,322	407
* Unisys Corp.	54,273	374
* PMC Sierra Inc.	29,700	365
* Sanmina-SCI Corp.	83,863	344
* Andrew Corp.	25,296	311
* Freescale Semiconductor, Inc. Class A	11,100	309
* Parametric Technology Corp.	17,329	283
* Applied Micro Circuits Corp.	47,672	194
* Gateway, Inc.	43,199	95

		297,651

Materials (3.0%)
Dow Chemical Co.	152,774	6,203
E.I. du Pont de Nemours & Co.	145,358	6,136
Alcoa Inc.	137,714	4,209
Newmont Mining Corp. (Holding Co.)	70,533	3,660
Monsanto Co.	42,514	3,603
Praxair, Inc.	50,985	2,812
Weyerhaeuser Co.	38,552	2,792
International Paper Co.	77,777	2,689
Phelps Dodge Corp.	32,092	2,584
Nucor Corp.	24,507	2,568
Air Products & Chemicals, Inc.	35,130	2,360
Freeport-McMoRan Copper & Gold, Inc. Class B	29,185	1,744
PPG Industries, Inc.	26,199	1,660
Vulcan Materials Co.	15,792	1,368
Rohm & Haas Co.	22,754	1,112
Ecolab, Inc.	28,970	1,107
United States Steel Corp.	17,234	1,046
Allegheny Technologies Inc.	13,784	843
Ashland, Inc.	11,356	807
MeadWestvaco Corp.	28,841	788
Temple-Inland Inc.	17,602	784
Engelhard Corp.	19,694	780
Sealed Air Corp.	13,011	753
Ball Corp.	16,476	722
Sigma-Aldrich Corp.	10,608	698
Eastman Chemical Co.	12,892	660
* Pactiv Corp.	22,831	560
Bemis Co., Inc.	16,781	530
Louisiana-Pacific Corp.	16,849	458
International Flavors & Fragrances, Inc.	12,563	431
* Hercules, Inc.	17,863	247

		56,714

Telecommunication Services (3.3%)
AT&T Inc.	612,933	16,574
Verizon Communications Inc.	462,361	15,748
Sprint Nextel Corp.	468,789	12,114
BellSouth Corp.	284,001	9,841
Alltel Corp.	61,264	3,967
* Qwest Communications International Inc.	245,038	1,666
CenturyTel, Inc.	20,820	814
Citizens Communications Co.	52,197	693

		61,417

Utilities (3.1%)
Exelon Corp.	105,345	5,573
Duke Energy Corp.	146,560	4,272
Southern Co.	117,177	3,840
Dominion Resources, Inc.	54,892	3,789
TXU Corp.	73,028	3,269
FPL Group, Inc.	63,714	2,557
FirstEnergy Corp.	52,075	2,546
Public Service Enterprise Group, Inc.	39,518	2,531
Entergy Corp.	32,787	2,260
PG&E Corp.	54,509	2,120
Edison International	51,446	2,119
American Electric Power Co., Inc.	62,194	2,116
Sempra Energy	40,820	1,897
* AES Corp.	103,611	1,768
PPL Corp.	60,007	1,764
Progress Energy, Inc.	39,780	1,750
Consolidated Edison Inc.	38,754	1,686
Ameren Corp.	32,477	1,618
Constellation Energy Group, Inc.	28,314	1,549
Cinergy Corp.	31,631	1,436
Xcel Energy, Inc.	63,763	1,157
DTE Energy Co.	28,192	1,130
KeySpan Corp.	27,573	1,127
NiSource, Inc.	43,486	879
* Allegheny Energy, Inc.	25,693	870
Pinnacle West Capital Corp.	15,648	612
CenterPoint Energy Inc.	49,350	589
TECO Energy, Inc.	32,906	530
* CMS Energy Corp.	34,728	450
NICOR Inc.	7,038	278
* Dynegy, Inc.	47,857	230
Peoples Energy Corp.	5,998	214

		58,526

Total Common Stocks
(COST $1,564,752)	1,858,388

Temporary Cash Investments (0.4%)

Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund 4.715%	6,930,198	6,930

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal National Mortgage Assn
3 4.419%, 4/12/2006	500	499

Total Temporary Cash Investments
(Cost $7,429)		7,429

Total Investments (100.2%)
(Cost $1,572,181)		1,865,817

Other Assets and Liabilities—Net (-0.2%)		(3,944)

Net Assets (100%)		1,861,873

*Non-income-producing security.
^Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3 Securities with a value of $499,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $1,572,181,000. Net unrealized appreciation of investment securities for tax purposes was $293,636,000, consisting of unrealized gains of $429,616,000 on securities that had risen in value since their purchase and $135,980,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 100.1% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	14	4,562	40

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - Growth Portfolio Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (96.9%)

Consumer Discretionary (10.2%)
Lowe's Cos., Inc.	119,012	7,669
Centex Corp.	72,400	4,488
Lennar Corp. Class A	67,300	4,064
Marriott International, Inc. Class A	50,185	3,443
Home Depot, Inc.	79,600	3,367
NIKE, Inc. Class B	38,355	3,264
* Bed Bath & Beyond, Inc.	78,620	3,019
* Kohl's Corp.	51,924	2,753
Staples, Inc.	75,330	1,922
Johnson Controls, Inc.	24,100	1,830
* Apollo Group, Inc. Class A	29,885	1,569
Pulte Homes, Inc.	39,600	1,521
D. R. Horton, Inc.	32,633	1,084

		39,993

Consumer Staples (3.2%)
The Procter & Gamble Co.	90,500	5,215
Walgreen Co.	76,656	3,306
PepsiCo, Inc.	51,430	2,972
Whole Foods Market, Inc.	17,200	1,143

		12,636

Energy (4.7%)
Schlumberger Ltd.	96,540	12,219
Suncor Energy, Inc.	34,785	2,679
Baker Hughes, Inc.	38,600	2,640
* Nabors Industries, Inc.	10,400	744

		18,282

Financials (15.3%)
The Goldman Sachs Group, Inc.	89,615	14,066
Legg Mason Inc.	96,250	12,063
American International Group, Inc.	126,300	8,347
Citigroup, Inc.	154,000	7,273
Merrill Lynch & Co., Inc.	55,372	4,361
Charles Schwab Corp.	241,180	4,151
JPMorgan Chase & Co.	81,500	3,394
SLM Corp.	52,720	2,738
Capital One Financial Corp.	26,760	2,155
State Street Corp.	20,300	1,227

		59,775

Health Care (20.8%)
UnitedHealth Group Inc.	194,650	10,873
* WellPoint Inc.	137,130	10,618
Teva Pharmaceutical Industries Ltd. Sponsored ADR	221,100	9,105
* Genentech, Inc.	101,500	8,578
* Caremark Rx, Inc.	140,535	6,912
* Alcon, Inc.	63,900	6,662
* Amgen, Inc.	89,100	6,482
Medtronic, Inc.	116,865	5,931
* Gilead Sciences, Inc.	64,600	4,019
Sanofi-Aventis ADR	78,195	3,710
* St. Jude Medical, Inc.	83,100	3,407
Eli Lilly & Co.	32,300	1,786
* MedImmune Inc.	43,560	1,594
Merck & Co., Inc.	38,600	1,360

		81,037

Industrials (6.5%)
Danaher Corp.	180,091	11,445
General Electric Co.	123,900	4,309
The Boeing Co.	38,200	2,977
United Technologies Corp.	44,800	2,597
3M Co.	29,130	2,205
Rockwell Automation, Inc.	27,305	1,964

		25,497

Information Technology (35.0%)
QUALCOMM Inc.	280,165	14,179
* Google Inc.	32,800	12,792
* Apple Computer, Inc.	156,750	9,831
* Broadcom Corp.	210,750	9,096
* EMC Corp.	620,010	8,451
* Advanced Micro Devices, Inc.	214,700	7,120
* eBay Inc.	176,200	6,882
* Juniper Networks, Inc.	343,700	6,572
* Marvell Technology Group Ltd.	115,900	6,270
* Corning, Inc.	217,425	5,851
* Yahoo! Inc.	178,715	5,765
SAP AG ADR	102,370	5,561
Microsoft Corp.	194,238	5,285
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	402,949	4,054
Infosys Technologies Ltd. ADR	51,710	4,026
Paychex, Inc.	93,160	3,881
* Dell Inc.	115,135	3,426
First Data Corp.	69,015	3,231
* Network Appliance, Inc.	83,820	3,020
* Adobe Systems, Inc.	79,320	2,770
Linear Technology Corp.	74,365	2,609
* Cisco Systems, Inc.	110,882	2,403
* NVIDIA Corp.	26,800	1,535
KLA-Tencor Corp.	26,600	1,286
Motorola, Inc.	30,000	687

		136,583

Materials (1.1%)
Praxair, Inc.	78,185	4,312

Exchange-Traded Funds (0.1%)
1 Vanguard Growth VIPERs	8,500	469

Total Common Stocks
(Cost $307,750)		378,584

Temporary Cash Investments (3.3%)

Money Market Fund (2.9%)
2 Vanguard Market Liquidity Fund, 4.715%	11,624,771	11,625

	Face Amount ($000)

U.S. Agency Obligation (0.4%)
3 Federal National Mortgage Assn
4 4.419%, 4/12/06	1,500	1,498

Total Temporary Cash Investments
(Cost $13,123)		13,123

Total Investments (100.2%)
(Cost $320,873)		391,707

Other Assets and Liabilities—Net (-0.2%)		(906)

Net Assets (100%)		390,801

* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $1,498,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $320,873,000. Net unrealized appreciation of investment securities for tax purposes was $70,834,000, consisting of unrealized gains of $78,182,000 on securities that had risen in value since their purchase and $7,348,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.6% and 1.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	16	5,213	39
E-mini S&P 500 Index	25	1,629	(13)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (16.3%)
* Office Depot, Inc.	101,942	3,796
D. R. Horton, Inc.	93,004	3,090
Hilton Hotels Corp.	119,644	3,046
Pulte Homes, Inc.	72,514	2,786
Nordstrom, Inc.	66,846	2,619
Centex Corp.	42,211	2,617
* NTL Inc.	89,117	2,594
Genuine Parts Co.	57,290	2,511
* Chico's FAS, Inc.	59,747	2,428
Mattel, Inc.	133,282	2,416
Wendy's International, Inc.	38,406	2,383
Whirlpool Corp.	25,570	2,339
Harman International Industries, Inc.	20,718	2,302
Newell Rubbermaid, Inc.	90,911	2,290
Black & Decker Corp.	25,956	2,255
Lennar Corp. Class A	36,556	2,207
*^ Sirius Satellite Radio, Inc.	417,423	2,121
* Cablevision Systems NY Group Class A	74,086	1,978
Darden Restaurants Inc.	47,267	1,939
Sherwin-Williams Co.	38,486	1,903
* AutoZone Inc.	19,050	1,899
* MGM Mirage, Inc.	41,606	1,793
KB Home	27,180	1,766
Tiffany & Co.	47,019	1,765
Abercrombie & Fitch Co.	28,765	1,677
Michaels Stores, Inc.	44,526	1,673
VF Corp.	29,235	1,663
* XM Satellite Radio Holdings, Inc.	72,981	1,625
Royal Caribbean Cruises, Ltd.	38,100	1,601
* Expedia, Inc.	78,649	1,594
Dollar General Corp.	88,892	1,571
^ Garmin Ltd.	19,687	1,564
Station Casinos, Inc.	19,300	1,532
Advance Auto Parts, Inc.	35,780	1,490
* Lamar Advertising Co. Class A	28,179	1,483
Leggett & Platt, Inc.	60,454	1,473
Circuit City Stores, Inc.	60,143	1,472
* NVR, Inc.	1,969	1,455
Liz Claiborne, Inc.	35,281	1,446
* Mohawk Industries, Inc.	17,593	1,420
GTECH Holdings Corp.	41,310	1,407
Knight Ridder	22,252	1,407
The Stanley Works	27,654	1,401
Ross Stores, Inc.	47,763	1,394
* Williams-Sonoma, Inc.	32,735	1,388
* Interpublic Group of Cos., Inc.	142,154	1,359
Jones Apparel Group, Inc.	38,365	1,357
* Toll Brothers, Inc.	38,550	1,335
American Eagle Outfitters, Inc.	44,407	1,326
PETsMART, Inc.	47,006	1,323
* AutoNation, Inc.	60,394	1,301
* Getty Images, Inc.	17,348	1,299
Family Dollar Stores, Inc.	48,612	1,293
* Pixar, Inc.	19,673	1,262
* Wynn Resorts Ltd.	16,354	1,257
* Discovery Holding Co. Class A	83,600	1,254
ServiceMaster Co.	95,432	1,252
Foot Locker, Inc.	51,573	1,232
Polo Ralph Lauren Corp.	20,247	1,227
* Career Education Corp.	32,142	1,213
Brinker International, Inc.	28,241	1,193
Brunswick Corp.	30,305	1,178
New York Times Co. Class A	45,040	1,140
* CarMax, Inc.	34,372	1,123
Hasbro, Inc.	52,632	1,111
* R.H. Donnelley Corp.	16,817	979
Outback Steakhouse, Inc.	22,106	973
* Dollar Tree Stores, Inc.	33,551	928
Weight Watchers International, Inc.	16,500	848
Gentex Corp.	48,446	846
RadioShack Corp.	41,971	807
* Urban Outfitters, Inc.	32,398	795
Meredith Corp.	12,349	689
Dow Jones & Co., Inc.	17,362	682
Boyd Gaming Corp.	13,124	655
Belo Corp. Class A	31,070	618
International Speedway Corp.	9,588	488
* DreamWorks Animation SKG, Inc.	13,617	360
^ The McClatchy Co. Class A	6,699	327
Lennar Corp. Class B	4,820	269
Regal Entertainment Group Class A	14,102	265
Hearst-Argyle Television Inc.	8,450	197

		124,340

Consumer Staples (3.2%)
Whole Foods Market, Inc.	45,468	3,021
UST, Inc.	54,041	2,248
Bunge Ltd.	36,826	2,052
* Dean Foods Co.	44,428	1,725
* Constellation Brands, Inc. Class A	65,140	1,632
Molson Coors Brewing Co. Class B	23,067	1,583
The Pepsi Bottling Group, Inc.	47,632	1,448
SuperValu Inc.	44,960	1,386
McCormick & Co., Inc.	39,200	1,327
Carolina Group	25,828	1,221
Alberto-Culver Co. Class B	25,646	1,134
* Energizer Holdings, Inc.	19,447	1,031
Tyson Foods, Inc.	74,690	1,026
Brown-Forman Corp. Class B	12,886	992
* Smithfield Foods, Inc.	29,222	857
Hormel Foods Corp.	24,884	841
J.M. Smucker Co.	18,308	727
PepsiAmericas, Inc.	21,979	537

		24,788

Energy (10.9%)
* Weatherford International Ltd.	114,678	5,247
GlobalSantaFe Corp.	80,625	4,898
Peabody Energy Corp.	86,774	4,374
Amerada Hess Corp.	27,685	3,942
* Nabors Industries, Inc.	51,953	3,719
BJ Services Co.	106,887	3,698
Noble Corp.	45,232	3,668
* National Oilwell Varco Inc.	56,812	3,643
Chesapeake Energy Corp.	114,998	3,612
Sunoco, Inc.	44,979	3,489
Kinder Morgan, Inc.	35,674	3,282
* Ultra Petroleum Corp.	51,085	3,183
Murphy Oil Corp.	55,134	2,747
Smith International, Inc.	70,139	2,733
El Paso Corp.	217,562	2,622
ENSCO International, Inc.	50,661	2,607
Noble Energy, Inc.	57,772	2,537
CONSOL Energy, Inc.	30,574	2,267
Diamond Offshore Drilling, Inc.	21,147	1,893
Pioneer Natural Resources Co.	42,444	1,878
* Grant Prideco, Inc.	42,442	1,818
Patterson-UTI Energy, Inc.	54,239	1,733
* Southwestern Energy Co.	53,804	1,732
* Newfield Exploration Co.	39,908	1,672
* Cooper Cameron Corp.	37,286	1,644
* Pride International, Inc.	52,087	1,624
Arch Coal, Inc.	21,245	1,613
Rowan Cos., Inc.	35,955	1,581
Tesoro Petroleum Corp.	22,687	1,550
Cimarex Energy Co.	27,198	1,177
Pogo Producing Co.	19,698	990

		83,173

Financials (20.2%)
ProLogis REIT	80,411	4,302
Vornado Realty Trust REIT	41,825	4,015
General Growth Properties Inc. REIT	74,867	3,659
CIT Group Inc.	65,977	3,531
Boston Properties, Inc. REIT	37,156	3,465
Archstone-Smith Trust REIT	70,007	3,414
Ameriprise Financial, Inc.	74,215	3,344
* E*TRADE Financial Corp.	123,398	3,329
T. Rowe Price Group Inc.	38,876	3,040
Kimco Realty Corp. REIT	68,508	2,784
Zions Bancorp	32,759	2,710
Avalonbay Communities, Inc. REIT	24,346	2,656
Sovereign Bancorp, Inc.	117,855	2,582
Hudson City Bancorp, Inc.	187,339	2,490
Host Marriott Corp. REIT	110,827	2,372
Public Storage, Inc. REIT	27,749	2,254
Plum Creek Timber Co. Inc. REIT	60,748	2,243
Synovus Financial Corp.	82,464	2,234
W.R. Berkley Corp.	37,935	2,203
Cincinnati Financial Corp.	51,969	2,186
Lincoln National Corp.	39,516	2,157
TD Ameritrade Holding Corp.	99,419	2,075
Safeco Corp.	40,846	2,051
UnumProvident Corp.	98,398	2,015
Commerce Bancorp, Inc.	54,472	1,996
MGIC Investment Corp.	29,945	1,995
Everest Re Group, Ltd.	21,243	1,983
Compass Bancshares Inc.	39,047	1,976
Torchmark Corp.	34,323	1,960
Fidelity National Financial, Inc.	54,417	1,933
Huntington Bancshares Inc.	79,528	1,919
Developers Diversified Realty Corp. REIT	33,989	1,861
Popular, Inc.	87,138	1,809
Assurant, Inc.	36,720	1,808
Duke Realty Corp. REIT	45,447	1,725
The Macerich Co. REIT	22,936	1,696
* CB Richard Ellis Group, Inc.	20,604	1,663
Janus Capital Group Inc.	71,255	1,651
First Horizon National Corp.	39,581	1,649
Radian Group, Inc.	27,280	1,644
Leucadia National Corp.	26,630	1,589
Old Republic International Corp.	71,450	1,559
Mercantile Bankshares Corp.	40,481	1,556
AMB Property Corp. REIT	28,101	1,525
Regency Centers Corp. REIT	22,312	1,499
Apartment Investment & Management Co. Class A REIT	31,595	1,482
American Capital Strategies, Ltd.	42,052	1,479
The St. Joe Co.	23,516	1,478
White Mountains Insurance Group Inc.	2,481	1,475
iStar Financial Inc. REIT	37,164	1,423
^ Allied Capital Corp.	45,993	1,407
New York Community Bancorp, Inc.	80,193	1,405
* AmeriCredit Corp.	45,183	1,388
^ Liberty Property Trust REIT	29,200	1,377
Associated Banc-Corp	40,311	1,370
The PMI Group Inc.	29,641	1,361
Brown & Brown, Inc.	38,802	1,288
Health Care Properties Investors REIT	44,839	1,273
A.G. Edwards & Sons, Inc.	25,183	1,256
Nuveen Investments, Inc. Class A	25,359	1,221
PartnerRe Ltd.	18,599	1,155
TD Banknorth, Inc.	38,632	1,134
Weingarten Realty Investors REIT	27,814	1,133
Axis Capital Holdings Ltd.	36,986	1,106
Federated Investors, Inc.	28,127	1,098
Protective Life Corp.	21,866	1,088
First American Corp.	26,986	1,057
City National Corp.	13,735	1,055
Hospitality Properties Trust REIT	23,600	1,031
TCF Financial Corp.	39,480	1,017
Independence Community Bank Corp.	24,186	1,008
Commerce Bancshares, Inc.	19,400	1,002
Investors Financial Services Corp.	21,336	1,000
Eaton Vance Corp.	36,370	996
Forest City Enterprise Class A	20,881	985
Astoria Financial Corp.	31,629	979
* Markel Corp.	2,889	976
RenaissanceRe Holdings Ltd.	22,245	970
Fulton Financial Corp.	54,060	930
CapitalSource Inc. REIT	36,416	906
New Plan Excel Realty Trust REIT	34,228	888
Valley National Bancorp	34,636	887
Arthur J. Gallagher & Co.	31,325	871
SEI Investments Co.	21,211	860
Nationwide Financial Services, Inc.	18,757	807
Unitrin, Inc.	15,897	739
Mercury General Corp.	12,487	686
BlackRock, Inc.	4,867	681
People's Bank	18,482	605
Transatlantic Holdings, Inc.	8,640	505
Erie Indemnity Co. Class A	9,159	482
BOK Financial Corp.	7,709	367
Student Loan Corp.	1,308	305
Fidelity National Title Group, Inc. Class A	9,420	214

		154,313

Health Care (10.6%)
* Celgene Corp.	111,908	4,949
* Express Scripts Inc.	40,836	3,589
AmerisourceBergen Corp.	68,565	3,310
* MedImmune Inc.	81,224	2,971
* Coventry Health Care Inc.	53,687	2,898
* Fisher Scientific International Inc.	40,551	2,759
* Humana Inc.	51,032	2,687
* Laboratory Corp. of America Holdings	43,894	2,567
* Varian Medical Systems, Inc.	43,220	2,427
C.R. Bard, Inc.	34,684	2,352
Omnicare, Inc.	39,594	2,177
* DaVita, Inc.	33,580	2,022
* Barr Pharmaceuticals Inc.	31,987	2,015
* Hospira, Inc.	50,493	1,992
* Thermo Electron Corp.	53,608	1,988
IMS Health, Inc.	76,498	1,971
* Health Net Inc.	37,813	1,922
Health Management Associates Class A	81,388	1,756
* Sepracor Inc.	35,008	1,709
Applera Corp.-Applied Biosystems Group	62,066	1,684
Mylan Laboratories, Inc.	70,734	1,655
* Amylin Pharmaceuticals, Inc.	33,703	1,650
* Waters Corp.	36,594	1,579
DENTSPLY International Inc.	24,561	1,428
* Henry Schein, Inc.	28,771	1,377
* King Pharmaceuticals, Inc.	79,346	1,369
* Endo Pharmaceuticals Holdings, Inc.	41,464	1,360
* Intuitive Surgical, Inc.	11,140	1,315
* Millipore Corp.	17,080	1,248
* Lincare Holdings, Inc.	31,952	1,245
* Invitrogen Corp.	17,370	1,218
* Patterson Cos	34,203	1,204
* Triad Hospitals, Inc.	28,260	1,184
Manor Care, Inc.	26,038	1,155
* Cephalon, Inc.	19,054	1,148
* Tenet Healthcare Corp.	154,314	1,139
Bausch & Lomb, Inc.	17,630	1,123
Beckman Coulter, Inc.	20,563	1,122
* Community Health Systems, Inc.	29,278	1,058
* Millennium Pharmaceuticals, Inc.	102,011	1,031
Hillenbrand Industries, Inc.	18,101	995
* Emdeon Corp.	91,829	992
* Watson Pharmaceuticals, Inc.	31,792	914
Universal Health Services Class B	16,760	851
* ImClone Systems, Inc.	22,040	750
* Kinetic Concepts, Inc.	13,700	564
* American Pharmaceuticals Partners, Inc.	7,087	202

		80,621

Industrials (10.3%)
CSX Corp.	71,674	4,286
Rockwell Automation, Inc.	59,110	4,251
Textron, Inc.	39,392	3,679
ITT Industries, Inc.	57,968	3,259
L-3 Communications Holdings, Inc.	37,683	3,233
Rockwell Collins, Inc.	57,067	3,216
Parker Hannifin Corp.	39,517	3,185
Expeditors International of Washington, Inc.	35,201	3,041
Cooper Industries, Inc. Class A	30,290	2,632
C.H. Robinson Worldwide Inc.	53,118	2,608
Precision Castparts Corp.	43,856	2,605
American Standard Cos., Inc.	58,983	2,528
Fluor Corp.	28,718	2,464
Joy Global Inc.	40,147	2,400
R.R. Donnelley & Sons Co.	67,613	2,212
Robert Half International, Inc.	53,456	2,064
Fastenal Co.	42,422	2,008
Republic Services, Inc. Class A	45,777	1,946
W.W. Grainger, Inc.	25,123	1,893
* Monster Worldwide Inc.	37,130	1,851
Avery Dennison Corp.	30,858	1,805
* The Dun & Bradstreet Corp.	21,987	1,686
Goodrich Corp.	38,550	1,681
Manpower Inc.	28,881	1,651
Equifax, Inc.	42,652	1,588
* Jacobs Engineering Group Inc.	18,049	1,566
Cummins Inc.	13,859	1,457
American Power Conversion Corp.	57,760	1,335
* ChoicePoint Inc.	29,678	1,328
Pentair, Inc.	31,788	1,295
Pall Corp.	40,780	1,272
Aramark Corp. Class B	39,130	1,156
SPX Corp.	21,628	1,155
* Alliant Techsystems, Inc.	12,052	930
* Allied Waste Industries, Inc.	75,851	928
Hubbell Inc. Class B	16,856	864
J.B. Hunt Transport Services, Inc.	38,058	820
*^ JetBlue Airways Corp.	47,443	509

		78,387

Information Technology (14.8%)
* Network Appliance, Inc.	115,378	4,157
Seagate Technology	136,419	3,592
* SanDisk Corp.	60,772	3,496
* Computer Sciences Corp.	61,087	3,393
National Semiconductor Corp.	113,410	3,157
* NVIDIA Corp.	53,652	3,072
* Autodesk, Inc.	76,302	2,939
* Freescale Semiconductor, Inc. Class A	98,486	2,739
* Cognizant Technology Solutions Corp.	45,663	2,716
* Fiserv, Inc.	60,871	2,590
* NCR Corp.	60,613	2,533
Microchip Technology, Inc.	69,359	2,518
* Altera Corp.	119,600	2,469
* Jabil Circuit, Inc.	57,461	2,463
* Affiliated Computer Services, Inc. Class A	38,341	2,287
* Tellabs, Inc.	140,603	2,236
* Citrix Systems, Inc.	58,204	2,206
* MEMC Electronic Materials, Inc.	57,987	2,141
Harris Corp.	44,216	2,091
* JDS Uniphase Corp.	499,776	2,084
* VeriSign, Inc.	84,657	2,031
* Flextronics International Ltd.	189,338	1,960
* LAM Research Corp.	44,872	1,929
* Lexmark International, Inc.	38,338	1,740
* Cadence Design Systems, Inc.	91,800	1,697
* BEA Systems, Inc.	122,238	1,605
* Avaya Inc.	141,609	1,600
* Comverse Technology, Inc.	66,388	1,562
* BMC Software, Inc.	71,376	1,546
* Red Hat, Inc.	55,229	1,545
Amphenol Corp.	29,353	1,532
* LSI Logic Corp.	128,591	1,487
Intersil Corp.	51,063	1,477
* NAVTEQ Corp.	26,948	1,365
* McAfee Inc.	55,123	1,341
* Iron Mountain, Inc.	32,545	1,326
* CheckFree Corp.	25,470	1,286
* Arrow Electronics, Inc.	39,228	1,266
* Activision, Inc.	89,997	1,241
CDW Corp.	20,958	1,233
* Ceridian Corp.	48,021	1,222
* Solectron Corp.	301,571	1,206
* DST Systems, Inc.	18,930	1,097
* Synopsys, Inc.	48,231	1,078
* Alliance Data Systems Corp.	23,032	1,077
* Novellus Systems, Inc.	43,826	1,052
* Freescale Semiconductor, Inc. Class B	36,900	1,025
Molex, Inc.	30,808	1,023
* QLogic Corp.	52,748	1,021
Sabre Holdings Corp.	42,997	1,012
* Teradyne, Inc.	65,030	1,009
* Compuware Corp.	127,383	997
* Zebra Technologies Corp. Class A	21,915	980
Tektronix, Inc.	27,437	980
* Novell, Inc.	126,112	969
* International Rectifier Corp.	23,188	961
Diebold, Inc.	22,709	933
* Ingram Micro, Inc. Class A	44,935	899
* Agere Systems Inc.	59,512	895
Fidelity National Information Services, Inc.	22,000	892
Symbol Technologies, Inc.	82,480	873
Fair Isaac, Inc.	21,523	853
* Vishay Intertechnology, Inc.	55,651	792
* Unisys Corp.	111,967	771
* Fairchild Semiconductor International, Inc.	39,478	753
* Sanmina-SCI Corp.	172,331	707
National Instruments Corp.	18,245	595
* Hewitt Associates, Inc.	17,400	517
Molex, Inc. Class A	16,068	478
AVX Corp.	19,756	350
Total System Services, Inc.	12,856	256

		112,921

Materials (5.2%)
Nucor Corp.	51,350	5,381
Freeport-McMoRan Copper & Gold, Inc. Class B	61,068	3,650
Vulcan Materials Co.	33,614	2,913
United States Steel Corp.	37,479	2,274
Allegheny Technologies Inc.	27,473	1,681
MeadWestvaco Corp.	59,962	1,638
Sealed Air Corp.	27,227	1,576
Temple-Inland Inc.	35,249	1,570
Ashland, Inc.	22,074	1,569
Engelhard Corp.	39,382	1,560
Sigma-Aldrich Corp.	22,198	1,460
Lyondell Chemical Co.	72,993	1,453
Ball Corp.	32,462	1,423
Eastman Chemical Co.	26,971	1,380
* Pactiv Corp.	47,332	1,162
* Smurfit-Stone Container Corp.	83,438	1,132
Sonoco Products Co.	31,104	1,053
Bemis Co., Inc.	32,907	1,039
Chemtura Corp.	76,459	901
Lafarge North America Inc.	10,660	895
International Flavors & Fragrances, Inc.	25,907	889
Valspar Corp.	31,798	886
* Owens-Illinois, Inc.	50,160	871
* The Mosaic Co.	43,846	629
Packaging Corp. of America	27,286	612
* Huntsman Corp.	28,966	559

		40,156

Telecommunication Services (2.5%)
* American Tower Corp. Class A	135,885	4,120
* Qwest Communications International Inc.	521,563	3,547
* NII Holdings Inc.	44,897	2,648
* Crown Castle International Corp.	70,487	1,998
CenturyTel, Inc.	41,149	1,610
Citizens Communications Co.	110,217	1,463
* Nextel Partners, Inc.	49,139	1,392
Telephone & Data Systems, Inc.	20,001	789
Telephone & Data Systems, Inc. - Special Common Shares	14,085	532
PanAmSat Holding Corp.	17,993	447
* U.S. Cellular Corp.	5,350	318

		18,864

Utilities (6.0%)
PPL Corp.	125,414	3,687
Sempra Energy	76,381	3,549
* AES Corp.	204,786	3,494
Constellation Energy Group, Inc.	58,893	3,222
Xcel Energy, Inc.	133,016	2,414
DTE Energy Co.	58,718	2,354
KeySpan Corp.	57,574	2,353
Cinergy Corp.	44,405	2,016
Questar Corp.	28,225	1,977
* Allegheny Energy, Inc.	53,801	1,821
NiSource, Inc.	90,047	1,821
Wisconsin Energy Corp.	38,425	1,537
* NRG Energy, Inc.	33,947	1,535
Pepco Holdings, Inc.	62,233	1,418
SCANA Corp.	35,758	1,403
Equitable Resources, Inc.	37,914	1,384
Pinnacle West Capital Corp.	32,731	1,280
Alliant Energy Corp.	38,353	1,207
MDU Resources Group, Inc.	35,644	1,192
Energy East Corp.	48,842	1,187
DPL Inc.	41,980	1,133
TECO Energy, Inc.	68,472	1,104
CenterPoint Energy Inc.	91,634	1,093
* Reliant Energy, Inc.	100,130	1,059
NSTAR	35,066	1,004

		46,244

Total Common Stocks
(Cost $582,331)		763,807

Temporary Cash Investments (1.1%)

Money Market Fund (1.1%)
1 Vanguard Market Liquidity Fund, 4.715%	8,184,338	8,184

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal National Mortgage Assn
3 4.419%, 4/12/2006	300	300

Total Temporary Cash Investments
(Cost $8,484)		8,484

Total Investments (101.1%)
(Cost $590,815)		772,291

Other Assets and Liabilities—Net (-1.1%)		(8,430)

Net Assets (100%)		763,861

*Non-income-producing security.
^Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts. REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $590,815,000. Net unrealized appreciation of investment securities for tax purposes was $181,476,000, consisting of unrealized gains of $197,270,000 on securities that had risen in value since their purchase and $15,794,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 100.1% and 1.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P Midcap 400 Index	3	1,198	38

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - REIT Index Portfolio Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

REAL ESTATE INVESTMENT TRUSTS (98.1%)

Simon Property Group, Inc. REIT	363,824	30,612
Equity Office Properties Trust REIT	692,563	23,256
Equity Residential REIT	491,387	22,992
ProLogis REIT	415,147	22,210
Vornado Realty Trust REIT	215,657	20,703
General Growth Properties Inc. REIT	386,726	18,899
Boston Properties, Inc. REIT	191,791	17,885
Archstone-Smith Trust REIT	361,439	17,627
Kimco Realty Corp. REIT	354,801	14,419
Avalonbay Communities, Inc. REIT	125,309	13,671
Host Marriott Corp. REIT	572,594	12,254
Public Storage, Inc. REIT	143,173	11,630
Developers Diversified Realty Corp. REIT	176,343	9,655
Duke Realty Corp. REIT	234,328	8,893
The Macerich Co. REIT	118,429	8,758
AMB Property Corp. REIT	145,678	7,906
Regency Centers Corp. REIT	115,700	7,774
Apartment Investment & Management Co. Class A REIT	163,111	7,650
SL Green Realty Corp. REIT	71,848	7,293
^ Liberty Property Trust REIT	150,384	7,092
Federal Realty Investment Trust REIT	89,910	6,761
United Dominion Realty Trust REIT	233,840	6,674
Health Care Properties Investors REIT	231,606	6,578
Reckson Associates Realty Corp. REIT	140,753	6,449
Camden Property Trust REIT	88,880	6,404
Weingarten Realty Investors REIT	144,887	5,904
Shurgard Storage Centers, Inc. Class A REIT	85,253	5,680
Hospitality Properties Trust REIT	122,619	5,355
Ventas, Inc. REIT	158,355	5,254
Arden Realty Group, Inc. REIT	114,474	5,166
Mack-Cali Realty Corp. REIT	105,499	5,064
Pan Pacific Retail Properties, Inc. REIT	69,390	4,920
BRE Properties Inc. Class A REIT	87,309	4,889
Brandywine Realty Trust REIT	151,148	4,800
New Plan Excel Realty Trust REIT	178,033	4,618
CarrAmerica Realty Corp. REIT	98,756	4,406
CBL & Associates Properties, Inc. REIT	103,243	4,383
HRPT Properties Trust REIT	358,485	4,209
Trizec Properties, Inc. REIT	160,081	4,119
Essex Property Trust, Inc. REIT	37,077	4,031
Kilroy Realty Corp. REIT	49,340	3,812
Health Care Inc. REIT	98,230	3,743
Realty Income Corp. REIT	151,844	3,676
Alexandria Real Estate Equities, Inc. REIT	38,397	3,660
Colonial Properties Trust REIT	72,501	3,634
Taubman Co. REIT	86,607	3,609
Crescent Real Estate, Inc. REIT	163,672	3,449
^ First Industrial Realty Trust REIT	75,840	3,238
Healthcare Realty Trust Inc. REIT	81,387	3,042
Post Properties, Inc. REIT	66,050	2,939
Corporate Office Properties Trust, Inc. REIT	64,118	2,933
Sunstone Hotel Investors, Inc. REIT	97,318	2,819
Pennsylvania REIT	62,602	2,755
Maguire Properties, Inc. REIT	75,244	2,746
LaSalle Hotel Properties REIT	66,237	2,716
Mills Corp. REIT	96,473	2,701
Nationwide Health Properties, Inc. REIT	125,157	2,691
Highwood Properties, Inc. REIT	78,252	2,639
Home Properties, Inc. REIT	51,498	2,632
Washington REIT	71,790	2,607
American Financial Realty Trust REIT	219,341	2,555
BioMed Realty Trust, Inc. REIT	79,689	2,362
Strategic Hotels and Resorts, Inc. REIT	100,101	2,330
Senior Housing Properties Trust REIT	122,427	2,216
Cousins Properties, Inc. REIT	64,616	2,160
Commercial Net Lease Realty REIT	88,017	2,051
Mid-America Apartment Communities, Inc. REIT	35,272	1,931
Equity Lifestyle Properties, Inc. REIT	37,770	1,879
Franklin Street Properties Corp. REIT	87,872	1,859
Lexington Corporate Properties Trust REIT	88,581	1,847
FelCor Lodging Trust, Inc. REIT	87,245	1,841
Tanger Factory Outlet Centers, Inc. REIT	52,393	1,803
EastGroup Properties, Inc. REIT	37,543	1,781
Inland Real Estate Corp. REIT	109,197	1,781
Glimcher Realty Trust REIT	62,269	1,768
Entertainment Properties Trust REIT	39,844	1,673
U-Store-It Trust REIT	82,643	1,665
Spirit Finance Corp. REIT	135,761	1,656
Trustreet Properties, Inc. REIT	106,961	1,625
Sovran Self Storage, Inc. REIT	29,231	1,614
Heritage Property Investment Trust REIT	40,526	1,604
Equity One, Inc. REIT	64,195	1,577
PS Business Parks, Inc. REIT	27,827	1,556
Digital Realty Trust, Inc. REIT	53,529	1,508
Equity Inns, Inc. REIT	92,002	1,490
* MeriStar Hospitality Corp. REIT	141,677	1,471
DiamondRock Hospitality Co. REIT	102,977	1,422
Extra Space Storage Inc. REIT	81,016	1,393
Omega Healthcare Investors, Inc. REIT	96,850	1,358
Highland Hospitality Corp. REIT	101,027	1,284
Innkeepers USA Trust REIT	73,343	1,243
Glenborough Realty Trust, Inc. REIT	56,108	1,220
Town & Country Trust REIT	28,372	1,152
Acadia Realty Trust REIT	45,611	1,074
Parkway Properties Inc. REIT	24,129	1,054
Sun Communities, Inc. REIT	29,574	1,045
First Potomac REIT	34,076	963
Getty Realty Holding Corp. REIT	31,536	918
Ramco-Gershenson Properties Trust REIT	28,701	869
Saul Centers, Inc. REIT	18,838	827
GMH Communities Trust REIT	67,544	786
Investors Real Estate Trust REIT	74,238	708
Universal Health Realty Income REIT	19,182	701
Bedford Property Investors, Inc. REIT	26,011	700
Education Realty Trust, Inc. REIT	45,156	691
Urstadt Biddle Properties Class A REIT	38,363	691
Affordable Residential Communities REIT	45,520	478

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $370,436)		527,064

TEMPORARY CASH INVESTMENT (2.7%)

1 Vanguard Market Liquidity Fund, 4.715%
(Cost $14,324)	14,324,168	14,324

TOTAL INVESTMENTS (100.8%)
(Cost $384,760)		541,388

OTHER ASSETS AND LIABILITIES—NET (-0.8%)		(4,154)

NET ASSETS (100%)		537,234

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2006, the cost of investment securities for tax purposes was $384,760,000. Net unrealized appreciation of investment securities for tax purposes was $156,628,000, consisting of unrealized gains of $158,963,000 on securities that had risen in value since their purchase and $2,335,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund - Small Company Growth Portfolio Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (92.8%)

Consumer Discretionary (16.1%)
* Hibbett Sporting Goods, Inc.	218,862	7,220
* MarineMax, Inc.	140,100	4,696
^ Garmin Ltd.	57,900	4,599
Phillips-Van Heusen Corp.	119,300	4,558
* O'Reilly Automotive, Inc.	117,400	4,292
* DSW Inc. Class A	137,000	4,291
* Carter's, Inc.	56,900	3,840
* Helen of Troy Ltd.	178,900	3,793
* Quiksilver, Inc.	270,800	3,753
* Cosi, Inc.	306,500	3,368
* Genesco, Inc.	83,700	3,255
* Stamps.com Inc.	90,000	3,173
Aaron Rents, Inc. Class B	115,000	3,125
Monro Muffler Brake, Inc.	83,150	3,088
* Hartmarx Corp.	340,000	3,029
* Dollar Tree Stores, Inc.	104,200	2,883
* Life Time Fitness, Inc.	59,000	2,764
* Bright Horizons Family Solutions, Inc.	67,000	2,595
*^ Imax Corp.	250,000	2,538
SCP Pool Corp.	53,000	2,486
Advance Auto Parts, Inc.	48,950	2,038
Ryland Group, Inc.	26,500	1,839
Men's Wearhouse, Inc.	50,950	1,831
* Hot Topic, Inc.	122,000	1,769
* Fossil, Inc.	91,000	1,691
* Ruth's Chris Steak House	66,000	1,571
*^ Build-A-Bear-Workshop, Inc.	47,900	1,468
Brinker International, Inc.	34,300	1,449
*^ Leapfrog Enterprises, Inc.	127,000	1,349
* ITT Educational Services, Inc.	20,600	1,319
* NVR, Inc.	1,700	1,256
* Zumiez Inc.	20,000	1,222
Ross Stores, Inc.	40,500	1,182
bebe stores, inc	62,637	1,154
Harte-Hanks, Inc.	41,800	1,143
Abercrombie & Fitch Co.	19,400	1,131
* Keystone Automotive Industries, Inc.	25,000	1,055
* The Sports Authority, Inc.	26,400	974
* The Dress Barn, Inc.	19,900	954
* Papa John's International, Inc.	28,600	938
* Interface, Inc.	67,500	932
* Hovnanian Enterprises Inc. Class A	21,000	923
Beazer Homes USA, Inc.	13,900	913
* Meritage Corp.	16,400	901
KB Home	13,800	897
* The Pantry, Inc.	14,300	892
* Sonic Corp.	25,300	889
* Guess ?, Inc.	22,600	884
*^ Smith & Wesson Holding Corp.	143,000	865
* Panera Bread Co.	11,000	827
Meredith Corp.	14,750	823
* Volcom, Inc.	22,500	799
* Williams-Sonoma, Inc.	18,500	784
* priceline.com, Inc.	30,500	758
* Toll Brothers, Inc.	21,800	755
Thor Industries, Inc.	14,000	747
Darden Restaurants Inc.	18,100	743
MDC Holdings, Inc.	11,424	735
Tiffany & Co.	19,400	728
Liz Claiborne, Inc.	17,700	725
* Texas Roadhouse, Inc.	42,000	718
* Netflix.com, Inc.	24,600	713
Outback Steakhouse, Inc.	16,200	713
* Career Education Corp.	18,500	698
*^ Nutri/System Inc.	14,400	684
* The Cheesecake Factory Inc.	17,700	663
Standard Pacific Corp.	19,400	652
Claire's Stores, Inc.	17,400	632
Building Materials Holding Corp.	17,300	617
Tupperware Corp.	29,700	612
* Jos. A. Bank Clothiers, Inc.	11,937	572
* Valassis Communications, Inc.	19,000	558
* Timberland Co.	16,300	558
* The Children's Place Retail Stores, Inc.	9,500	550
* Payless ShoeSource, Inc.	23,400	536
* BJ's Restaurants Inc.	19,500	527
* The Gymboree Corp.	19,800	516
Applebee's International, Inc.	20,700	508
* Chico's FAS, Inc.	12,300	500
* Rent-A-Center, Inc.	19,400	496
* Tractor Supply Co.	7,200	478
* Columbia Sportswear Co.	8,900	475
* The Warnaco Group, Inc.	19,500	468
Ruby Tuesday, Inc.	14,500	465
K-Swiss, Inc.	15,300	461
* The Goodyear Tire & Rubber Co.	29,900	433
Big 5 Sporting Goods Corp.	21,000	411
Maytag Corp.	19,200	410
American Eagle Outfitters, Inc.	13,400	400
Talbots Inc.	14,700	395
* Too Inc.	11,400	392
* Pacific Sunwear of California, Inc.	17,475	387
* CarMax, Inc.	11,000	359
Regis Corp.	9,700	334
Ethan Allen Interiors, Inc.	7,800	328
CBRL Group, Inc.	7,400	325
Barnes & Noble, Inc.	6,500	301
* CEC Entertainment Inc.	8,700	293
* Jack in the Box Inc.	6,700	291
Polaris Industries, Inc.	5,300	289
Steven Madden, Ltd.	8,000	284
* Impco Technologies Inc.	42,000	274
Matthews International Corp.	7,100	272
* Rare Hospitality International Inc.	7,700	268
^ Pre-Paid Legal Services, Inc.	7,500	266
* Penn National Gaming, Inc.	6,000	253
* P.F. Chang's China Bistro, Inc.	5,100	251
Oxford Industries, Inc.	4,800	245
* William Lyon Homes, Inc.	2,500	239
Blyth, Inc.	10,500	221
The Stanley Works	4,300	218
* PetMed Express, Inc.	11,500	204
* Charlotte Russe Holding Inc.	9,500	203
RadioShack Corp.	10,400	200
Winnebago Industries, Inc.	6,300	191
* Insight Enterprises, Inc.	7,900	174
Stanley Furniture Co., Inc.	5,400	158
Polo Ralph Lauren Corp.	2,600	158
Family Dollar Stores, Inc.	5,700	152
Brookfield Homes Corp.	2,800	145
Charles & Colvard Ltd.	11,750	127
* AnnTaylor Stores Corp.	3,200	118
Kenneth Cole Productions, Inc.	4,100	114
* Multimedia Games Inc.	7,300	109
Oakley, Inc.	6,200	106
Domino's Pizza, Inc.	2,800	80
* 1-800 Contacts, Inc.	5,600	75
Circuit City Stores, Inc.	2,900	71
Sinclair Broadcast Group, Inc.	7,100	58
Group 1 Automotive, Inc.	1,200	57
* Conn's, Inc.	1,600	55
* The Princeton Review, Inc.	9,000	54
M/I Homes, Inc.	1,100	52
Cato Corp. Class A	2,000	48
*^ True Religion Apparel, Inc.	1,900	35
* Skechers U.S.A., Inc.	1,100	27
* LKQ Corp.	1,200	25
* Citi Trends Inc.	400	16
Christopher & Banks Corp.	500	12
* Martha Stewart Living Omnimedia, Inc.	300	5

		142,537

Consumer Staples (1.6%)
* Playtex Products, Inc.	341,900	3,580
* Central Garden and Pet Co.	40,000	2,126
* Energizer Holdings, Inc.	22,600	1,198
*^ Hansen Natural Corp.	9,200	1,160
* Revlon, Inc. Class A	325,075	1,027
Longs Drug Stores, Inc.	17,700	819
* The Great Atlantic & Pacific Tea Co., Inc.	21,800	761
^ American Italian Pasta Co.	120,300	753
* Performance Food Group Co.	21,200	661
Brown-Forman Corp. Class B	8,200	631
*^ USANA Health Sciences, Inc.	11,200	467
Sanderson Farms, Inc.	10,200	228
* Wild Oats Markets Inc.	10,100	205
Lancaster Colony Corp.	3,700	155
Nature's Sunshine Inc.	9,100	114
^ Mannatech, Inc.	5,800	101
* Gold Kist Inc.	7,600	96
* Elizabeth Arden, Inc.	4,000	93
* BJ's Wholesale Club, Inc.	2,400	76
* Pathmark Stores, Inc.	6,000	63
* Chattem, Inc.	800	30
Spartan Stores, Inc.	2,200	28

		14,372

Energy (5.7%)
* Helix Energy Solutions Group	267,900	10,153
Tidewater Inc.	134,800	7,445
St. Mary Land & Exploration Co.	134,300	5,483
Patterson-UTI Energy, Inc.	125,400	4,008
Frontier Oil Corp.	42,700	2,534
* Grant Prideco, Inc.	52,200	2,236
Helmerich & Payne, Inc.	30,800	2,150
CARBO Ceramics Inc.	35,950	2,046
* Cooper Cameron Corp.	41,300	1,821
Tesoro Petroleum Corp.	19,800	1,353
CONSOL Energy, Inc.	16,200	1,201
* Oil States International, Inc.	25,600	943
Rowan Cos., Inc.	20,900	919
* Pride International, Inc.	27,800	867
Holly Corp.	9,300	689
Arch Coal, Inc.	8,800	668
* Unit Corp.	11,900	663
World Fuel Services Corp.	15,500	627
* Southwestern Energy Co.	15,100	486
TODCO Class A	11,100	437
* Giant Industries, Inc.	6,200	431
* FMC Technologies Inc.	7,600	389
* Hydrill Co.	4,700	366
* Oceaneering International, Inc.	6,100	350
Western Gas Resources, Inc.	6,800	328
* NS Group Inc.	5,900	272
RPC Inc.	9,600	219
Pogo Producing Co.	4,200	211
* Hornbeck Offshore Services, Inc.	5,000	180
* Swift Energy Co.	4,300	161
* GMX Resources Inc.	3,900	146
Lufkin Industries, Inc.	2,400	133
Cabot Oil & Gas Corp.	800	38
* Edge Petroleum Corp.	1,500	37
* GeoGlobal Resources Inc.	2,500	24
* SEACOR Holdings Inc.	300	24
* NATCO Group Inc.	800	22
* Maverick Tube Corp.	200	11

		50,071

Financials (5.9%)
Cullen/Frost Bankers, Inc.	157,200	8,450
Jefferies Group, Inc.	71,200	4,165
Cash America International Inc.	132,955	3,991
Highland Hospitality Corp. REIT	302,900	3,850
Ashford Hospitality Trust REIT	287,200	3,561
Equity Inns, Inc. REIT	188,200	3,049
* First Cash Financial Services, Inc.	130,000	2,599
*^ Harris & Harris Group, Inc.	137,800	1,922
* Nasdaq Stock Market Inc.	45,000	1,802
* CB Richard Ellis Group, Inc.	21,000	1,695
W.R. Berkley Corp.	23,000	1,335
* Investment Technology Group, Inc.	18,600	926
HCC Insurance Holdings, Inc.	26,050	907
City National Corp.	10,200	783
First American Corp.	18,500	724
Brown & Brown, Inc.	20,500	681
Student Loan Corp.	2,900	676
TCF Financial Corp.	25,700	662
People's Bank	18,050	591
IndyMac Bancorp, Inc.	14,300	585
Corus Bankshares Inc.	9,800	583
Kilroy Realty Corp. REIT	6,900	533
BlackRock, Inc.	3,600	504
Capital Corp. of the West	13,700	503
* CompuCredit Corp.	13,200	486
* Universal American Financial Corp.	28,700	442
LandAmerica Financial Group, Inc.	6,400	434
Hanover Insurance Group Inc.	8,100	425
Wilmington Trust Corp.	8,800	381
StanCorp Financial Group, Inc.	6,900	373
CBL & Associates Properties, Inc. REIT	7,500	318
Arthur J. Gallagher & Co.	11,300	314
AmerUs Group Co.	5,200	313
Investors Financial Services Corp.	6,100	286
Erie Indemnity Co. Class A	5,000	263
Flagstar Bancorp, Inc.	17,200	260
Westamerica Bancorporation	5,000	260
* Portfolio Recovery Associates, Inc.	5,400	253
Independent Bank Corp. (MA)	6,600	212
Berkshire Hills Bancorp, Inc.	6,000	210
SEI Investments Co.	5,000	203
Nuveen Investments, Inc. Class A	4,200	202
Independent Bank Corp. (MI)	5,352	152
Fremont General Corp.	6,100	132
Eaton Vance Corp.	4,400	120
* World Acceptance Corp.	3,700	101
Bank of Hawaii Corp.	1,800	96
Zenith National Insurance Corp.	1,800	87
* GFI Group Inc.	1,600	83
Raymond James Financial, Inc.	1,550	46
* NYSE Group Inc.	300	24
Consolidated-Tomoka Land Co.	200	12
Radian Group, Inc.	200	12
American Financial Group, Inc.	200	8
ASTA Funding, Inc.	200	7
LaSalle Hotel Properties REIT	100	4

		51,596

Health Care (21.0%)
* Angiodynamics Inc.	235,120	7,068
* Henry Schein, Inc.	123,100	5,892
* PDL BioPharma Inc.	166,600	5,464
* Vertex Pharmaceuticals, Inc.	118,600	4,340
* Medarex, Inc.	311,100	4,113
* Health Net Inc.	76,700	3,898
* Advanced Magnetics, Inc.	101,200	3,871
* Psychiatric Solutions, Inc.	111,800	3,704
*^ IntraLase Corp.	153,000	3,550
Bausch & Lomb, Inc.	55,600	3,542
*^ Nektar Therapeutics	170,900	3,483
* Nuvelo, Inc.	191,300	3,409
*^ BioCryst Pharmaceuticals, Inc.	184,700	3,336
* Illumina, Inc.	137,700	3,270
* Arena Pharmaceuticals, Inc.	180,500	3,269
* LifeCell Corp.	144,300	3,254
* Noven Pharmaceuticals, Inc.	177,800	3,202
* Bruker BioSciences Corp.	589,600	3,184
* Serologicals Corp.	129,000	3,155
* Alnylam Pharmaceuticals Inc.	177,400	3,120
* Discovery Laboratories, Inc.	422,700	3,098
*^ Cyberonics, Inc.	119,500	3,080
*^ Sirna Therapeutics, Inc.	451,700	3,044
Omnicare, Inc.	54,400	2,991
* Advanced Medical Optics, Inc.	63,800	2,976
* Conceptus, Inc.	204,600	2,682
* Cytokinetics, Inc.	365,400	2,664
* Healthways Inc.	51,280	2,612
* AMN Healthcare Services, Inc.	132,000	2,471
*^ QLT Inc.	304,500	2,342
*^ XOMA Ltd.	1,000,900	2,292
*^ Cell Genesys, Inc.	282,000	2,250
* Axcan Pharma Inc.	169,300	2,248
*^ Caliper Life Sciences, Inc.	347,700	2,225
* CuraGen Corp.	433,500	2,172
* Neurometrix Inc.	55,100	2,146
* DepoMed, Inc.	324,000	2,116
* Human Genome Sciences, Inc.	190,000	2,065
Pharmaceutical Product Development, Inc.	59,600	2,063
* Natus Medical Inc.	97,000	1,989
* Align Technology, Inc.	214,000	1,962
* Onyx Pharmaceuticals, Inc.	71,800	1,885
*^ InterMune Inc.	101,600	1,884
* CV Therapeutics, Inc.	82,800	1,828
*^ Tercica, Inc.	271,820	1,821
*^ Cambridge Antibody Technology Group	133,200	1,804
* Durect Corp.	276,000	1,755
* Rita Medical Systems, Inc.	443,800	1,753
* Lincare Holdings, Inc.	44,900	1,749
* Cerner Corp.	36,600	1,737
* IDEXX Laboratories Corp.	19,200	1,658
* Seattle Genetics, Inc.	300,000	1,548
* Impax Laboratories, Inc.	149,900	1,495
* Adolor Corp.	60,800	1,447
* Bioenvision, Inc.	198,700	1,417
* Orthovita, Inc.	340,200	1,408
* Cubist Pharmaceuticals, Inc.	60,000	1,378
* Affymetrix, Inc.	41,800	1,376
* Syneron Medical Ltd.	47,000	1,373
Universal Health Services Class B	25,600	1,300
* Techne Corp.	21,600	1,299
* Hologic, Inc.	21,500	1,190
*^ Critical Therapeutics, Inc.	218,600	1,113
* Invitrogen Corp.	15,800	1,108
* Respironics, Inc.	26,900	1,047
* ResMed Inc.	21,400	941
* Intuitive Surgical, Inc.	7,700	909
* Connetics Corp.	50,000	847
* Kyphon Inc.	22,100	822
* Community Health Systems, Inc.	22,300	806
* Millipore Corp.	11,000	804
* Cutera, Inc.	29,400	797
Mentor Corp.	17,400	788
* Sunrise Senior Living, Inc.	17,700	690
* American Pharmaceuticals Partners, Inc.	23,900	681
* United Surgical Partners International, Inc.	18,900	669
* Dynavax Technologies Corp.	110,000	663
* Cypress Bioscience, Inc.	100,000	630
* Endo Pharmaceuticals Holdings, Inc.	18,100	594
* Ventana Medical Systems, Inc.	13,900	581
* Inspire Pharmaceuticals, Inc.	110,000	575
* King Pharmaceuticals, Inc.	32,800	566
* Kos Pharmaceuticals, Inc.	8,100	387
LCA-Vision Inc.	7,300	366
* Apria Healthcare Group Inc.	15,800	363
* MWI Veterinary Supply Inc.	11,000	362
* ViroPharma Inc.	28,100	357
* Hanger Orthopedic Group, Inc.	50,000	348
* Humana Inc.	6,500	342
* DaVita, Inc.	5,600	337
* Per-Se Technologies, Inc.	12,300	328
Chemed Corp.	4,800	285
* ViaCell, Inc.	50,000	276
* Pediatrix Medical Group, Inc.	2,500	257
Owens & Minor, Inc. Holding Co.	7,700	252
Computer Programs and Systems, Inc.	4,900	245
* LifePoint Hospitals, Inc.	7,400	230
* Paincare Holdings Inc.	120,000	229
* OraSure Technologies, Inc.	20,500	211
* Hi-Tech Pharmacal Co., Inc.	7,100	200
* Ventiv Health, Inc.	5,900	196
* AMERIGROUP Corp.	9,000	189
* Greatbatch, Inc.	7,600	167
* Thoratec Corp.	7,400	143
Alpharma, Inc. Class A	5,300	142
* ICU Medical, Inc.	3,600	130
* Kendle International Inc.	3,500	118
CNS, Inc.	5,400	116
* Triad Hospitals, Inc.	2,000	84
* Abaxis, Inc.	3,300	75
* BioMarin Pharmaceutical Inc.	5,100	68
PolyMedica Corp.	1,600	68
* Quidel Corp.	5,100	66
* Odyssey Healthcare, Inc.	3,800	65
* IRIS International, Inc.	2,600	41
* Haemonetics Corp.	600	30
* Somanetics Corp.	1,200	27
* Cephalon, Inc.	400	24
* Genesis Healthcare Corp.	500	22
Meridian Bioscience Inc.	700	19

		185,513

Industrials (12.3%)
* The Dun & Bradstreet Corp.	113,200	8,680
C.H. Robinson Worldwide Inc.	128,400	6,303
MSC Industrial Direct Co., Inc. Class A	109,700	5,926
Donaldson Co., Inc.	166,600	5,629
* Swift Transportation Co., Inc.	255,100	5,543
Comfort Systems USA, Inc.	390,400	5,270
Watsco, Inc.	73,300	5,208
* The Advisory Board Co.	83,400	4,651
* United Rentals, Inc.	113,400	3,912
Heartland Express, Inc.	145,643	3,174
* Labor Ready, Inc.	126,500	3,030
Albany International Corp.	74,600	2,842
* Aviall, Inc.	62,600	2,384
* URS Corp.	51,900	2,089
Chicago Bridge & Iron Co. N.V	86,100	2,066
* Jacobs Engineering Group Inc.	22,300	1,934
* AMR Corp.	68,900	1,864
Fastenal Co.	37,100	1,756
*^ Trex Co., Inc.	55,000	1,744
Joy Global Inc.	27,875	1,666
* Wesco International, Inc.	24,400	1,659
Oshkosh Truck Corp.	25,100	1,562
* USG Corp.	14,900	1,415
Robert Half International, Inc.	34,900	1,348
JLG Industries, Inc.	35,100	1,081
* Continental Airlines, Inc. Class B	39,500	1,063
* Huron Consulting Group Inc.	34,500	1,045
* Flowserve Corp.	17,800	1,038
Administaff, Inc.	18,700	1,017
* Beacon Roofing Supply, Inc.	23,500	955
* Monster Worldwide Inc.	17,800	888
Harsco Corp.	10,700	884
* Terex Corp.	10,000	792
Landstar System, Inc.	17,000	750
The Timken Co.	22,400	723
* Resources Connection, Inc.	28,600	712
Herman Miller, Inc.	21,800	707
CNF Inc.	14,000	699
Equifax, Inc.	18,500	689
Cummins Inc.	6,100	641
* Alliant Techsystems, Inc.	7,900	610
*^ American Superconductor Corp.	53,000	602
* Exponent, Inc.	18,500	586
The Corporate Executive Board Co.	5,800	585
Aramark Corp. Class B	18,500	547
Lennox International Inc.	17,700	529
Lincoln Electric Holdings, Inc.	9,600	518
* CRA International Inc.	10,400	512
* US Airways Group Inc.	11,700	468
Mueller Industries Inc.	13,000	464
McGrath RentCorp	15,000	451
Simpson Manufacturing Co.	10,200	442
* Stericycle, Inc.	6,100	413
HNI Corp.	6,800	401
* Copart, Inc.	14,300	393
* United Stationers, Inc.	7,200	382
Skywest, Inc.	12,900	378
* Mobile Mini, Inc.	12,000	371
* West Corp.	8,000	357
^ Dynamic Materials Corp.	10,000	356
* The Middleby Corp.	3,800	318
Manpower Inc.	5,200	297
Arkansas Best Corp.	7,400	290
Walter Industries, Inc.	3,900	260
American Woodmark Corp.	7,300	259
Washington Group International, Inc.	4,400	253
* Navistar International Corp.	8,600	237
Trinity Industries, Inc.	4,100	223
Pacer International, Inc.	6,800	222
*^ Distributed Energy Systems Corp.	28,400	202
* ExpressJet Holdings, Inc.	20,900	156
* Teledyne Technologies, Inc.	3,700	132
* EGL, Inc.	2,800	126
* Columbus McKinnon Corp.	4,100	110
Applied Industrial Technology, Inc.	2,100	94
* AirTran Holdings, Inc.	4,800	87
* Armor Holdings, Inc.	1,400	82
* Herley Industries Inc.	3,300	69
Forward Air Corp.	1,600	60
* Thomas & Betts Corp.	1,100	57
* Consolidated Graphics, Inc.	900	47
* Cenveo Inc.	2,500	41
* Innovative Solutions and Support, Inc.	2,650	34
Knight Transportation, Inc.	1,100	22
* On Assignment, Inc.	1,100	12

		108,394

Information Technology (28.1%)
* Foundry Networks, Inc.	651,818	11,837
* Atheros Communications	346,500	9,075
* Red Hat, Inc.	260,000	7,275
* Ciena Corp.	1,364,500	7,109
* Euronet Worldwide, Inc.	185,800	7,029
* Informatica Corp.	447,000	6,951
* Akamai Technologies, Inc.	184,200	6,058
* RSA Security Inc.	324,800	5,827
* Western Digital Corp.	298,000	5,790
* MPS Group, Inc.	356,400	5,453
* Brocade Communications Systems, Inc.	792,400	5,293
* Microsemi Corp.	177,200	5,158
* ValueClick, Inc.	302,700	5,122
* Zoran Corp.	230,900	5,052
* EFJ, Inc.	445,800	4,810
* CNET Networks, Inc.	333,600	4,740
*^ International DisplayWorks, Inc.	688,700	4,511
*^ Netlogic Microsystems Inc.	108,600	4,475
*^ Marchex, Inc.	204,100	4,388
* Trimble Navigation Ltd.	96,800	4,361
* Stratex Networks, Inc.	700,500	4,308
* Internet Security Systems, Inc.	178,100	4,271
* Sapient Corp.	536,000	4,090
* MapInfo Corp.	290,000	4,066
* WebEx Communications, Inc.	117,500	3,956
* Hutchinson Technology, Inc.	129,900	3,919
* Progress Software Corp.	132,600	3,857
* Cadence Design Systems, Inc.	203,200	3,757
* Ness Technologies Inc.	293,400	3,694
* Entegris Inc.	328,700	3,497
* Littelfuse, Inc.	102,300	3,492
Plantronics, Inc.	87,600	3,104
* Witness Systems, Inc.	115,000	2,921
* ViaSat, Inc.	101,400	2,905
* Varian Semiconductor Equipment Associates, Inc.	103,300	2,901
* Sonic Solutions, Inc.	160,000	2,898
*^ VASCO Data Security International, Inc.	345,700	2,828
* Concur Technologies, Inc.	152,000	2,817
* WebSideStory, Inc.	160,000	2,750
* Sycamore Networks, Inc.	561,400	2,639
* MEMC Electronic Materials, Inc.	65,700	2,426
* Ariba, Inc.	247,499	2,421
* Open Solutions Inc.	77,200	2,108
* Jupitermedia Corp.	111,100	1,998
* Hypercom Corp.	206,300	1,919
Harris Corp.	34,300	1,622
Intersil Corp.	50,600	1,463
* Zygo Corp.	84,500	1,379
* Lawson Software Inc.	175,000	1,342
* PlanetOut, Inc.	130,000	1,320
* Citrix Systems, Inc.	33,100	1,255
* Alliance Data Systems Corp.	26,700	1,249
ADTRAN Inc.	47,600	1,246
* RF Micro Devices, Inc.	138,600	1,199
Amphenol Corp.	22,100	1,153
* Ulticom, Inc.	106,200	1,142
* Brightpoint, Inc.	33,300	1,034
* Silicon Laboratories Inc.	18,200	1,000
* BMC Software, Inc.	46,000	996
* Ingram Micro, Inc. Class A	48,700	974
Global Payments Inc.	17,800	944
* Tellabs, Inc.	58,400	929
* Komag, Inc.	18,900	900
* Electronics for Imaging, Inc.	32,000	895
* BEA Systems, Inc.	66,700	876
* Plexus Corp.	22,800	857
* Cypress Semiconductor Corp.	49,600	841
* Anteon International Corp.	15,300	835
* LSI Logic Corp.	71,200	823
FactSet Research Systems Inc.	17,250	765
* Trident Microsystems, Inc.	25,200	732
Quality Systems, Inc.	21,600	715
Talx Corp.	24,650	702
* Itron, Inc.	11,700	700
Fair Isaac, Inc.	16,900	670
* Emulex Corp.	38,700	661
* International Rectifier Corp.	15,900	659
* Iron Mountain, Inc.	16,000	652
* SiRF Technology Holdings, Inc.	18,300	648
* QLogic Corp.	32,400	627
* Avnet, Inc.	24,500	622
* aQuantive, Inc.	25,900	610
* MICROS Systems, Inc.	13,200	608
* Digital Insight Corp.	16,300	593
* SRA International, Inc.	15,200	574
* salesforce.com, Inc.	15,600	567
* Powerwave Technologies, Inc.	40,900	552
* RADVision Ltd.	30,200	539
* ANSYS, Inc.	9,700	525
Diebold, Inc.	11,600	477
* CommScope, Inc.	16,000	457
* Bookham, Inc.	46,200	441
Anixter International Inc.	8,900	425
* Transaction Systems Architects, Inc.	13,500	421
* DST Systems, Inc.	7,100	411
* Cymer, Inc.	8,700	395
* Micrel, Inc.	23,500	348
* Global Imaging Systems, Inc.	8,400	319
* Blue Coat Systems, Inc.	14,500	315
* ScanSource, Inc.	5,100	308
Reynolds & Reynolds Class A	10,800	307
* LAM Research Corp.	7,100	305
* Neoware Systems, Inc.	10,100	299
*^ SatCon Technology Corp.	130,000	299
* Compuware Corp.	37,700	295
* F5 Networks, Inc.	3,700	268
* CSG Systems International, Inc.	11,500	268
* Sybase, Inc.	12,400	262
* Intergraph Corp.	5,000	208
* ManTech International Corp.	6,000	199
* Sykes Enterprises, Inc.	12,800	182
Syntel, Inc.	9,400	178
* Power Integrations, Inc.	6,700	166
* Ceridian Corp.	6,500	165
* Multi-Fineline Electronix, Inc.	2,800	164
* ADC Telecommunications, Inc.	5,600	143
* Metrologic Instruments, Inc.	5,800	134
* Paxar Corp.	6,300	123
* Bankrate, Inc.	2,400	105
MAXIMUS, Inc.	2,700	97
* ON Semiconductor Corp.	12,400	90
Tektronix, Inc.	2,500	89
* Novell, Inc.	11,300	87
* Teradyne, Inc.	5,500	85
* JDA Software Group, Inc.	5,800	84
* Cogent Inc.	2,800	51
Cohu, Inc.	2,200	47
Startek, Inc.	1,700	40
* Ixia	2,400	34
* Supertex, Inc.	800	30
* SI International Inc.	800	28
* 24/7 Real Media, Inc.	2,100	22
* Anaren, Inc.	800	16
* Tyler Technologies, Inc.	1,000	11

		248,049

Materials (1.1%)
AptarGroup Inc.	85,300	4,713
Martin Marietta Materials, Inc.	25,300	2,708
Florida Rock Industries, Inc.	14,925	839
Reliance Steel & Aluminum Co.	5,200	488
Ball Corp.	9,700	425
* Titanium Metals Corp.	5,900	286
Celanese Corp. Series A	11,800	247
Eagle Materials, Inc.	2,800	179
Worthington Industries, Inc.	2,800	56
* Owens-Illinois, Inc.	2,700	47
Airgas, Inc.	600	23

		10,011

Telecommunication Services (0.1%)
* NII Holdings Inc.	13,900	820
* Time Warner Telecom Inc.	8,700	156
* Crown Castle International Corp.	4,400	125

		1,101

Utilities (0.1%)
Energen Corp.	18,800	658
CenterPoint Energy Inc.	32,500	388
Duquesne Light Holdings, Inc.	2,700	45

		1,091

Exchange-Traded Fund (0.8%)
1 Vanguard Small-Cap Growth VIPERs	104,300	6,889

Total Common Stocks
(Cost $649,005)	819,624

Temporary Cash Investments (13.2%)

Money Market Fund (13.0%)
2 Vanguard Market Liquidity Fund, 4.715%	114,451,800	114,452

	Face
	Amount
	($000)

U.S. Government and Agency Obligations (0.2%)
3 Federal National Mortgage Assn
4 4.419%, 4/12/2006	2,000	1,998
U.S. Treasury Bill
4 4.666%, 8/24/2006	250	245

	2,243

Total Temporary Cash Investments
(Cost $116,695)		116,695

Total Investments (106.0%)
(Cost $765,700)		936,319

Other Assets and Liabilities—Net (-6.0%)		(52,612)

Net Assets (100%)		883,707

*Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $2,243,000 and cash of $10,000, have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $765,700,000. Net unrealized appreciation of investment securities for tax purposes was $170,619,000, consisting of unrealized gains of $190,804,000 on securities that had risen in value since their purchase and $20,185,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 96.8% and 9.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

	($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	76	29,328	824
E-mini Russell 2000 Index	50	3,859	120
S&P MidCap 400 Index	5	1,996	63

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - International Portfolio Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (97.3%)

Argentina (0.5%)
Tenaris SA ADR	33,100	5,980

Australia (3.7%)
BHP Billiton Ltd.	704,000	13,953
Woodside Petroleum Ltd.	229,900	7,447
^ Macquarie Infrastucture Group	2,448,171	6,637
James Hardie Industries NV	565,000	3,817
Woolworths Ltd.	256,800	3,448
Macquarie Bank Ltd.	72,000	3,313
Westpac Banking Corp., Ltd.	186,000	3,149
Foster's Group Ltd.	796,000	3,012

		44,776

Belgium (0.5%)
KBC Bank & Verzekerings Holding	61,500	6,580

Brazil (3.6%)
Petroleo Brasileiro Series A ADR	226,500	18,086
Petroleo Brasileiro ADR	106,000	9,187
Unibanco-Uniao de Bancos Brasileiros SA	586,000	8,639
Companhia Vale do Rio Doce ADR	190,200	8,222

		44,134

Canada (1.1%)
Suncor Energy, Inc.	118,000	9,066
Nova Chemicals Corp.	150,000	4,280

		13,346

China (0.9%)
China Resources Enterprise Ltd.	2,948,000	6,058
CNOOC Ltd.	5,723,500	4,457

		10,515

Denmark (0.5%)
Danske Bank A/S	178,400	6,604

Finland (0.5%)
^ TietoEnator Oyj B Shares	148,904	5,797

France (9.3%)
Essilor International SA	184,550	16,411
L'Oreal SA	159,700	14,020
Suez SA	293,000	11,499
Societe Generale Class A	69,000	10,325
Total SA	38,000	10,004
Groupe Danone	64,000	7,758
Schneider Electric SA	69,800	7,506
Imerys SA	85,647	7,200
AXA	182,000	6,357
Renault SA	57,500	6,085
Pernod Ricard SA	31,647	6,047
Sanofi-Aventis	51,970	4,921
BNP Paribas	41,000	3,789
* BNP Paribas New	4,100	367

		112,289

Germany (6.8%)
SAP AG	120,483	26,085
Deutsche Bank AG	134,000	15,273
Porsche AG	8,730	8,331
Siemens AG	84,000	7,823
Bayer AG	162,400	6,491
Bayerische Motoren Werke AG	114,420	6,287
Celesio AG	64,000	6,045
Adidas-Salomon AG	28,070	5,537

		81,872

Greece (0.6%)
National Bank of Greece SA	147,000	6,903

Hong Kong (0.7%)
* Jardine Matheson Holdings Ltd.	264,200	4,852
Hong Kong Exchanges & Clearing Ltd.	624,000	3,759

		8,611

India (1.1%)
Infosys Technologies Ltd. ADR	76,000	5,917
* 1 Satyam Computer Services Ltd. Warrants Exp. 10/13/10	250,000	4,811
* 1 State Bank of India Warrants Exp. 01/28/09	139,000	3,049

		13,777

Indonesia (0.4%)
PT Telekomunikasi Indonesia Tbk	3,270,000	2,482
PT Indonesian Satellite Corp Tbk	3,265,000	1,845

		4,327

Ireland (2.7%)
Allied Irish Banks PLC (UK Shares)	631,000	14,992
Anglo Irish Bank Corp. PLC	422,391	6,944
CRH PLC	187,900	6,547
Allied Irish Banks PLC	159,200	3,787

		32,270

Israel (0.5%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	159,000	6,548

Japan (20.2%)
Mitsubishi UFJ Financial Group	1,243	18,862
Canon, Inc.	243,800	16,050
Daikin Industries Ltd.	441,800	15,426
Orix Corp.	44,000	13,632
Mitsui & Co., Ltd.	864,000	12,448
Toyota Motor Corp.	205,000	11,135
Nissan Motor Co., Ltd.	936,000	11,091
T & D Holdings, Inc.	131,900	10,263
Mitsubishi Corp.	421,000	9,576
Sumitomo Realty & Development Co.	321,000	8,864
^ Asahi Glass Co., Ltd.	594,000	8,845
Mitsui Sumitomo Insurance Co.	631,000	8,552
East Japan Railway Co.	1,157	8,548
SMC Corp.	54,200	8,427
Japan Tobacco, Inc.	2,255	7,916
Mitsubishi Estate Co., Ltd.	322,000	7,619
KDDI Corp.	1,344	7,161
Sumitomo Heavy Industries Ltd.	672,000	6,429
Yamada Denki Co., Ltd.	53,100	6,127
* Jupiter Telecommunications Co., Ltd.	8,550	6,019
Tokyu Corp.	831,000	5,599
Takashimaya Co.	351,000	5,348
Koyo Seiko Co., Ltd.	229,000	4,556
Ricoh Co.	225,000	4,379
^ Sumitomo Electric Industries Ltd.	228,500	3,611
Omron Corp.	125,000	3,573
Hoya Corp.	88,000	3,535
Rakuten, Inc.	3,339	3,029
Nitto Denko Corp.	31,300	2,648
^ Mitsui OSK Lines Ltd.	370,000	2,496
Daito Trust Construction Co., Ltd.	39,300	2,046
Ushio Inc.	45,000	1,070

		244,880

Mexico (0.4%)
America Movil SA de CV Series L ADR	138,900	4,759

Netherlands (1.4%)
Heineken Holding NV	190,627	6,555
SBM Offshore NV	61,000	6,099
Reed Elsevier NV	318,000	4,542

		17,196

Russia (1.5%)
* ^ OAO Gazprom-Sponsored ADR	137,500	12,581
Mobile Telesystems ADR	159,800	5,289

		17,870

Singapore (1.1%)
Singapore Telecommunications Ltd.	4,413,000	7,217
Capitaland Ltd.	1,920,000	5,744

		12,961

South Africa (1.0%)
Sasol Ltd.	167,230	6,323
MTN Group Ltd.	521,000	5,179

		11,502

South Korea (4.0%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	484,000	12,799
1 Samsung Electronics Co., Ltd. GDR	33,800	11,044
Samsung Electronics Co., Ltd.	11,432	7,381
Hyundai Motor Co. Ltd.	86,000	7,211
* ^ LG. Philips LCD Co., Ltd. ADR	181,000	4,109
Lotte Confectionery Co., Ltd.	2,800	3,518
1 Samsung Electronics Co., Ltd. GDR (UK Shares)	4,500	1,468
Shinsegae Co., Ltd.	2,000	911

		48,441

Spain (1.5%)
Industria de Diseno Textil SA	276,500	10,658
Iberdrola SA	145,000	4,661
Banco Popular Espanol SA	226,375	3,327

		18,646

Sweden (4.4%)
Atlas Copco AB A Shares	601,930	16,898
^ Telefonaktiebolaget LM Ericsson AB Class B	2,742,000	10,351
Sandvik AB	170,512	10,064
^ Skandinaviska Enskilda Banken AB A Shares	366,716	9,072
Svenska Handelsbanken AB A Shares	253,085	7,023

		53,408

Switzerland (5.0%)
UBS AG (Registered)	148,000	16,225
Novartis AG (Registered)	237,000	13,118
Roche Holdings AG	78,000	11,563
* ABB Ltd.	628,380	7,898
Nestle SA (Registered)	25,600	7,562
Cie. Financiere Richemont AG	92,000	4,392

		60,758

Taiwan (1.2%)
Hon Hai Precision Industry Co., Ltd.	1,304,669	8,049
Taiwan Semiconductor Manufacturing Co., Ltd.	3,217,000	6,310

		14,359

Thailand (0.0%)
Kasikornbank Public Co. Ltd. (Foreign)	66,500	117

United Kingdom (22.2%)
Royal Bank of Scotland Group PLC	803,700	26,089
Rio Tinto PLC	446,000	22,838
BG Group PLC	1,793,000	22,357
Tesco PLC	3,386,120	19,357
Barclays PLC	1,246,100	14,528
Smith & Nephew PLC	1,581,000	13,980
Vodafone Group PLC	6,101,000	12,707
Royal Dutch Shell PLC Class A (Amsterdam Shares)	394,000	12,318
Brambles Industries PLC	1,363,000	10,169
Standard Chartered PLC	395,400	9,805
Signet Group PLC	4,327,000	8,194
WPP Group PLC	658,000	7,862
HBOS PLC	460,000	7,658
Rolls-Royce Group PLC	859,000	6,812
Carnival PLC	133,115	6,526
Smiths Group PLC	382,000	6,502
Prudential PLC	535,000	6,178
Capita Group PLC	755,421	6,009
AstraZeneca Group PLC	117,000	5,869
Imperial Tobacco Group PLC	187,000	5,524
Alliance Unichem PLC	355,000	5,508
GUS PLC	287,999	5,265
Reckitt Benckiser PLC	138,000	4,836
Wolseley PLC	194,000	4,748
Diageo PLC	296,000	4,649
^ Ladbrokes PLC	670,000	4,515
Burberry Group PLC	547,000	4,388
* Cairn Energy PLC	79,063	2,909

		268,100

Total Common Stocks
(Cost $926,385)		1,177,326

Temporary Cash Investments (6.9%)

Money Market Fund (6.8%)

2 Vanguard Market Liquidity Fund, 4.715%	82,658,642	82,659

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
3 Federal National Mortgage Assn
4 4.419%, 4/12/06	1,500	1,498

Total Temporary Cash Investments
(Cost $84,157)		84,157

Total Investments (104.2%)
(Cost $1,010,542)		1,261,483

Other Assets and Liabilities—Net (-4.2%)		(51,329)

Net Assets (100%)		1,210,154

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers. 1Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $20,372,000, representing 1.7% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $1,498,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.

These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $1,011,300,000. Net unrealized appreciation of investment securities for tax purposes was $250,183,000, consisting of unrealized gains of $254,980,000 on securities that had risen in value since their purchase and $4,797,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the portfolio’s fair value procedures, exchange rates may be adjusted if they change significantly before the portfolio’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 98.6% and 5.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

MSCI Pan-Euro Index	434	11,742	13
Topix Index	29	4,255	319

Forward Currency Contracts: The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At March 31, 2006, the portfolio had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount ($000)

Contract Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation) ($000)

6/21/2006	EUR	9,679	USD	11,768	(73)
6/14/2006	JPY	463,435	USD	3,966	(17)

EUR-Euro.
JPY-Japanese yen.
USD-U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2006

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 16, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.